    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2006.


                                      REGISTRATION NOS. 333-119797 AND 811-21176

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                                                                             [ ]
                        PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]

                         POST-EFFECTIVE AMENDMENT NO. 4

                                                                             [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10                             [X]
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                               ML LIFE INSURANCE
                              COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)


                            222 BROADWAY, 2ND FLOOR

                            NEW YORK, NEW YORK 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


            (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-16

------------------------------------------------------------

    ML OF NEW YORK VARIABLE ANNUITY
    SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
    FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
    VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
    issued by
    ML LIFE INSURANCE COMPANY OF NEW YORK
    HOME OFFICE: 222 Broadway, 2nd Floor                                       PROSPECTUS
    New York, New York 10038                                                   MAY 1, 2006
    SERVICE CENTER: P.O. Box 44222                              MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
    Jacksonville, Florida 32231-4222                                          (IRA SERIES)
    4804 Deer Lake Drive East
    Jacksonville, Florida 32246
    Phone: (800) 333-6524
    offered through
    MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------



This Prospectus describes a flexible premium individual deferred variable annuity contract issued by ML Life Insurance Company of New York ("we" or "us"). The Contract allows the owner (or "you") to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.


The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or a tax sheltered annuity Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH QUALIFIED CONTRACTS OR ACCOUNTS. IF THIS CONTRACT IS NOT ISSUED OR PURCHASED AS SUCH, THE TAXES ON GAINS WILL NOT BE DEFERRED. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.


The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.


REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

P B Class                       P L Class
P C Class                       P XC Class


If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):


[ ]  MERRILL LYNCH BASIC VALUE FUND, INC.



[ ]  MERRILL LYNCH BOND FUND, INC.

       Merrill Lynch Core Bond Portfolio


[ ]  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


[ ]  MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

[ ]  MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.


[ ]  MERRILL LYNCH INDEX FUNDS, INC.

       Merrill Lynch International Index Fund
       Merrill Lynch Small Cap Index Fund
       Merrill Lynch S&P 500 Index Fund


[ ]  MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.

       Merrill Lynch Low Duration Fund


[ ]  MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

       Merrill Lynch Large Cap Core Fund
       Merrill Lynch Large Cap Growth Fund
       Merrill Lynch Large Cap Value Fund


[ ]  MERRILL LYNCH READY ASSETS TRUST



[ ]  MERRILL LYNCH U.S. GOVERNMENT FUND



[ ]  MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.


[ ]  AIM GROWTH SERIES
       AIM Basic Value Fund
       AIM Mid Cap Core Equity Fund

[ ]  THE ALLIANCEBERNSTEIN VALUE FUNDS
       AllianceBernstein Small/Mid Cap Value Fund
       AllianceBernstein Value Fund

[ ]  ALLIANZ FUNDS

       Allianz CCM Capital Appreciation Fund

       Allianz NFJ Small-Cap Value Fund
       Allianz OCC Renaissance Fund

[ ]  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       Equity Income Fund

[ ]  AMERICAN CENTURY MUTUAL FUNDS, INC.
       Ultra(R) Fund

[ ]  AMERICAN FUNDS
       The Bond Fund of America, Inc.
       EuroPacific Growth Fund
       The Growth Fund of America, Inc.
       The Income Fund of America, Inc.
       The Investment Company of America

[ ]  COHEN & STEERS REALTY INCOME FUND, INC.

[ ]  COLUMBIA ACORN TRUST
       Columbia Acorn USA


[ ]  COLUMBIA FUNDS SERIES TRUST


       Columbia Marsico Growth Fund


[ ]  DAVIS NEW YORK VENTURE FUND, INC.

[ ]  DELAWARE GROUP EQUITY FUNDS III
       Delaware Trend Fund

[ ]  DREYFUS APPRECIATION FUND, INC.

[ ]  EATON VANCE FLOATING-RATE FUND

[ ]  FIDELITY ADVISOR SERIES I
       Advisor Equity Growth Fund

[ ]  FEDERATED EQUITY FUNDS
       Federated Capital Appreciation Fund
       Federated Kaufmann Fund


[ ]  JPMORGAN MULTI-CAP MARKET NEUTRAL FUND*


[ ]  LORD ABBETT AFFILIATED FUND, INC.

[ ]  LORD ABBETT BOND-DEBENTURE FUND, INC.

[ ]  LORD ABBETT MID-CAP VALUE FUND, INC.


[ ]  OPPENHEIMER CAPITAL APPRECIATION FUND


[ ]  OPPENHEIMER MAIN STREET FUND(R)

[ ]  OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

[ ]  PIMCO FUNDS
       PIMCO CommodityRealReturn Strategy Fund
       PIMCO Real Return Fund
       PIMCO Total Return Fund


[ ]  PIONEER EMERGING MARKETS FUND


[ ]  PIONEER FUND

[ ]  PIONEER HIGH YIELD FUND

[ ]  PIONEER SMALL CAP VALUE FUND

[ ]  TEMPLETON FUNDS, INC.
       Templeton Foreign Fund


[ ]  TEMPLETON GROWTH FUND, INC.


[ ]  VAN KAMPEN COMSTOCK FUND

-------------------------------


* The JPMorgan Multi-Cap Market Neutral Fund will become available on or about June 30, 2006



The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or Separate Account charges, but you also won't have annuity options or death benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2006 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address noted above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.


The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.


Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor and/or refer to your Contract.




-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS.................................................     1
FEE TABLE...................................................     3
  Most Recently Ended Fiscal Years..........................    10
  Examples..................................................    10
CAPSULE SUMMARY OF THE CONTRACT.............................    12
  Your Contract in General..................................    12
     General................................................    12
     Accumulation and Annuity Periods.......................    13
     Death Benefit..........................................    13
     Retirement Savings Vehicle.............................    13
     The Separate Account...................................    13
     Controlling Documents..................................    13
     Other Contracts We Issue...............................    13
  The Classes...............................................    13
  Premiums..................................................    14
     Premium Flexibility....................................    14
     Contributions..........................................    14
     Maximum Premium........................................    14
     Right to Refuse Premiums...............................    14
     Automatic Investment Feature...........................    15
     Premium Allocation.....................................    15
     Maximum Number of Subaccounts..........................    15
     Funds Available for Investment.........................    15
  Transfers Among Subaccounts...............................    15
     Limitation on Transfers................................    15
     Minimum Amounts........................................    15
     Transfer Programs......................................    15
  Partial Withdrawals, Guaranteed Lifetime Amount, and
     Surrender..............................................    15
     Partial Withdrawals....................................    15
     Systematic Withdrawal Program..........................    16
     Guaranteed Lifetime Amount.............................    16
     Surrender..............................................    16
     Surrender Charge.......................................    16
     Tax Consequences.......................................    16
  Death Benefits............................................    16
     Standard Death Benefit.................................    16
     GMDB Options...........................................    16
  Annuity Payments..........................................    16
  Fees and Charges..........................................    17
     Asset-Based Insurance Charge...........................    17
     Surrender Charge.......................................    17
     Contract Fee...........................................    17
     Transfer Fee...........................................    17
     Guaranteed Minimum Death Benefit Charge................    17
     Guaranteed Minimum Income Benefit Charge...............    17
     Guaranteed Minimum Withdrawal Benefit Charge...........    18
     Premium Taxes..........................................    18
     Redemption Fee.........................................    18
     Fund Expenses..........................................    18
     Current/Maximum Fees and Charges.......................    18
  Ten Day Right to Review ("Free Look").....................    18
  Replacement of Contracts..................................    18

ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE ACCOUNT..............................................         18
  ML Life Insurance Company of New York.....................................................................         18
  The Separate Account......................................................................................         19
  Segregation of Separate Account Assets....................................................................         19
  Number of Subaccounts; Subaccount Investments.............................................................         19
INVESTMENTS OF THE SEPARATE ACCOUNT.........................................................................         20
  General Information and Investment Risks..................................................................         20
  The Funds.................................................................................................         20
     Merrill Lynch Basic Value Fund, Inc....................................................................         20
     Merrill Lynch Bond Fund, Inc...........................................................................         20
     Merrill Lynch Fundamental Growth Fund, Inc.............................................................         20
     Merrill Lynch Global Allocation Fund, Inc..............................................................         21
     Merrill Lynch Global SmallCap Fund, Inc................................................................         21
     Merrill Lynch Index Funds, Inc.........................................................................         21
     Merrill Lynch Investment Managers Funds, Inc...........................................................         22
     Merrill Lynch Large Cap Series Funds, Inc..............................................................         22
     Merrill Lynch Ready Assets Trust.......................................................................         22
     Merrill Lynch U.S. Government Fund.....................................................................         22
     Merrill Lynch Value Opportunities Fund, Inc............................................................         23
     AIM Growth Series......................................................................................         23
     The AllianceBernstein Value Funds......................................................................         23
     Allianz Funds..........................................................................................         23
     American Century Capital Portfolios, Inc...............................................................         23
     American Century Mutual Funds, Inc.....................................................................         23
     American Funds.........................................................................................         24
     Cohen & Steers Realty Income Fund, Inc.................................................................         24
     Columbia Acorn Trust...................................................................................         24
     Columbia Funds Series Trust............................................................................         24
     Davis New York Venture Fund, Inc.......................................................................         25
     Delaware Group Equity Funds III........................................................................         25
     Dreyfus Appreciation Fund, Inc.........................................................................         25
     Eaton Vance Floating-Rate Fund.........................................................................         25
     Fidelity Advisor Series I..............................................................................         25
     Federated Equity Funds.................................................................................         26
     JPMorgan Multi-Cap Market Neutral Fund.................................................................         26
     Lord Abbett Affiliated Fund, Inc.......................................................................         26
     Lord Abbett Bond-Debenture Fund, Inc...................................................................         26
     Lord Abbett Mid-Cap Value Fund, Inc....................................................................         26
     Oppenheimer Capital Appreciation Fund..................................................................         26
     Oppenheimer Main Street Fund(R)........................................................................         27
     Oppenheimer Main Street Small Cap Fund(R)..............................................................         27
     PIMCO Funds............................................................................................         27
     Pioneer Emerging Markets Fund..........................................................................         27
     Pioneer Fund...........................................................................................         27
     Pioneer High Yield Fund................................................................................         28
     Pioneer Small Cap Value Fund...........................................................................         28
     Templeton Funds, Inc...................................................................................         28
     Templeton Growth Fund, Inc. ...........................................................................         28
     Van Kampen Comstock Fund...............................................................................         28
  Certain Payments We Receive With Regard to the Funds......................................................         28
  Selection of Underlying Funds.............................................................................         29
  Other Share Classes and Portfolios........................................................................         30
  Purchases and Redemptions of Fund Shares; Reinvestment....................................................         30
  Substitution of Investments...............................................................................         30
FEATURES AND BENEFITS OF THE CONTRACT.......................................................................         30
  Ownership of the Contract.................................................................................         30


  Issuing the Contract......................................    31
     Issue Age..............................................    31
     Information We Need To Issue The Contract..............    31
  Ten Day Right to Review ("Free Look").....................    31
  Classes...................................................    31
  Bonus Payment and Recapture...............................    32
  Premiums..................................................    34
     Minimum and Maximum Premiums...........................    34
     How to Make Payments...................................    34
     Automatic Investment Feature...........................    35
     Premium Investments....................................    35
  Accumulation Units........................................    35
  How Are My Contract Transactions Priced?..................    35
  How Do We Determine The Number of Units?..................    36
  Transfers Among Subaccounts...............................    36
     General................................................    36
     Disruptive Trading.....................................    37
  Dollar Cost Averaging Program.............................    38
     What Is It?............................................    38
     Participating in the DCA Program.......................    39
     Minimum Amounts........................................    39
     When Do We Make DCA Transfers?.........................    39
  Asset Allocation Program..................................    39
     General................................................    39
     Asset Allocation Models................................    39
     Changes to the Composition of Asset Allocation
      Models................................................    40
     Initial Allocation to the Selected Asset Allocation
      Model.................................................    40
     Quarterly Rebalancing..................................    40
     Allocation of Future Premiums..........................    41
     Other Information......................................    41
  Rebalancing Program.......................................    41
  Partial Withdrawals.......................................    42
     When and How Partial Withdrawals are Made..............    42
     Minimum Amounts........................................    43
     Systematic Withdrawal Program..........................    43
  Surrenders................................................    44
  Death of Annuitant Prior to Annuity Date..................    44
  Death Benefit.............................................    44
     Standard Death Benefit.................................    44
     GMDB Options...........................................    45
       GMDB Base - Return of Premium........................    45
       GMDB Base - Maximum Anniversary Value................    45
     GMDB Limitation........................................    45
     GMDB Charge............................................    46
  Payment of Death Benefit..................................    46
  Spousal Beneficiary Continuation Option...................    47
  Payments to Contract Owners...............................    47
  Contract Changes..........................................    48
  Annuity Payments..........................................    48
     Evidence of Survival...................................    49
     Gender-Based Annuity Purchase Rates....................    49
     Misstatement of Age and Sex............................    49

  Annuity Options...........................................................................................         49
     Death of Owner During the Annuity Period...............................................................         49
     Death of Annuitant During the Annuity Period...........................................................         49
  How We Determine Present Value of Future Guaranteed Annuity Payments......................................         50
  Guaranteed Minimum Income Benefit.........................................................................         51
     General................................................................................................         51
     Important Information About the GMIB Rider.............................................................         52
     How We Determine the Amount of Your Minimum Guaranteed Income..........................................         52
     GMIB Base..............................................................................................         52
     GMIB MAV Base..........................................................................................         52
     GMIB Roll-Up Base......................................................................................         53
     GMIB Limitations.......................................................................................         54
     Allocation Guidelines and Restrictions.................................................................         54
     Conditions for Electing to Receive Income Payments.....................................................         54
     Available Annuity Options..............................................................................         55
     Change of Annuitant....................................................................................         55
     GMIB Charge............................................................................................         55
  Guaranteed Minimum Withdrawal Benefit.....................................................................         55
     General................................................................................................         55
     What is the GMWB?......................................................................................         56
     Important Information About the GMWB Rider.............................................................         56
     How Do I Elect the GMWB Rider?.........................................................................         56
     When May I Take Withdrawals?...........................................................................         57
     What is the Guaranteed Lifetime Amount?................................................................         57
     What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?.................................         58
     What if I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?........................         58
     What is the GMWB Base?.................................................................................         58
     When and How is the GMWB Base Calculated?..............................................................         59
       Adjusted Excess Withdrawals..........................................................................         59
     Automatic Step-Up......................................................................................         59
     Are Surrender Charges Applicable to Excess Withdrawals?................................................         59
     Is a Minimum Surrender Value Required After a Partial Withdrawal?......................................         60
     May I Cancel the GMWB Rider?...........................................................................         60
     When Will the GMWB Rider Terminate?....................................................................         60
     What if My Account Value Reaches Zero?.................................................................         60
       How GMWB Settlement Works............................................................................         61
     Required Minimum Distributions.........................................................................         61
     Allocation Guidelines and Restrictions.................................................................         62
     Rebalancing Program....................................................................................         62
     Asset Allocation Program...............................................................................         62
     Spousal Continuation...................................................................................         63
     Benefit Available on Maturity Date.....................................................................         63
     GMWB Charge............................................................................................         63
  Inactive Contract.........................................................................................         63
CHARGES, DEDUCTIONS, AND CREDITS............................................................................         63
  Asset-Based Insurance Charge..............................................................................         64
  Surrender Charge..........................................................................................         64
     When Imposed...........................................................................................         64
  How The Surrender Charge Works............................................................................         65
     How Deducted...........................................................................................         65
  Pro Rata Deductions.......................................................................................         65
  Contract Fee..............................................................................................         65
  Transfer Fee..............................................................................................         66
  GMDB Charge...............................................................................................         66
  GMIB Charge...............................................................................................         66
  GMWB Charge...............................................................................................         67


  Other Charges.............................................    67
     Redemption Fee.........................................    67
     Tax Charges............................................    67
     Fund Expenses..........................................    67
     Changes in Contract Charges or Fees....................    67
     Premium Taxes..........................................    67
  Contract Credits..........................................    68
FEDERAL INCOME TAXES........................................    68
  Tax Status of the Contract................................    68
     Purchasing the Contract................................    68
     Owner Control..........................................    68
  Taxation of Annuities.....................................    69
     Distributions and Required Minimum Distributions.......    69
     Withdrawals............................................    69
     Annuity Payments.......................................    69
     Taxation of Death Benefit Proceeds.....................    69
  Individual Retirement Annuities...........................    69
     Traditional IRAs.......................................    69
     Roth IRAs..............................................    70
     Other Tax Issues for IRAs and Roth IRAs................    70
  Tax Sheltered Annuities...................................    70
  Why Must the Contracts Only Be Qualified or Purchased
     through Qualified Accounts?............................    71
  Transfers or Exchanges of a Contract......................    72
  Withholding...............................................    72
  Federal Estate Taxes......................................    72
  Generation-Skipping Transfer Tax..........................    72
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    72
  Possible Changes In Taxation..............................    72
  Possible Charge For Our Taxes.............................    73
  Foreign Tax Credits.......................................    73
PERFORMANCE INFORMATION.....................................    73
OTHER INFORMATION...........................................    74
  Notices and Elections.....................................    74
  Voting Rights.............................................    75
  Reports to Contract Owners................................    75
  Changes to the Separate Account...........................    75
  Selling the Contract......................................    75
  State Regulation..........................................    76
  Legal Proceedings.........................................    77
  Experts...................................................    77
  Legal Matters.............................................    77
  Registration Statements...................................    77
ACCUMULATION UNIT VALUES....................................    78
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    88


APPENDIX A - Example of Bonus Payment and Recapture.........    89
APPENDIX B - Example of Maximum Anniversary Value GMDB......    90
APPENDIX C - Example of GMIB................................    91
APPENDIX D - Example of GMWB................................    92
APPENDIX E - GMIB and GMWB Investment Categories............    93
APPENDIX F - GMWB Tax Examples..............................    94

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


- ACCOUNT VALUE: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.


- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

-  ANNUITANT: Any natural person(s) on whose life annuity payments are based.

- ANNUITY DATE: The date on which you choose to begin receiving annuity payments.


- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.


- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.


- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value, less bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.


- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.


- INDIVIDUAL RETIREMENT ACCOUNT ("IRA ACCOUNT"): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code ("IRC"). SIMPLE IRAs and SEP IRA Accounts are specific types of IRA Accounts.



-  INDIVIDUAL RETIREMENT ANNUITY ("IRA"): An annuity meeting the requirements of
   Section 408(b) of the IRC. A SEP IRA is a specific type of IRA.



- JOINT ANNUITANT: The Contract does not permit co-annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.


-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.


- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.


- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

- ROTH INDIVIDUAL RETIREMENT ACCOUNT ("ROTH IRA ACCOUNT"): A custodial account meeting the requirements of Section 408A of the IRC.

- ROTH INDIVIDUAL RETIREMENT ANNUITY ("ROTH IRA"): An annuity meeting the requirements of Section 408A of the IRC.


- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the account value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.


- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Premiums                                          None
 Surrender Charge
                                              AS A % OF PREMIUM WITHDRAWN
   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM
                                    B CLASS   L CLASS   C CLASS        XC CLASS
             0 years                  7.0%      6.0%     2.0%            8.0%
              1 year                  6.0%      5.0%     0.0%            8.0%
             2 years                  5.0%      4.0%     0.0%            7.0%
             3 years                  4.0%      3.0%     0.0%            7.0%
             4 years                  3.0%      0.0%     0.0%            6.0%
             5 years                  2.0%      0.0%     0.0%            6.0%
             6 years                  1.0%      0.0%     0.0%            5.0%
             7 years                  0.0%      0.0%     0.0%            4.0%
             8 years                  0.0%      0.0%     0.0%            3.0%
             9 years                  0.0%      0.0%     0.0%            0.0%
                                                        CURRENT        MAXIMUM
         Transfer Fee(1)                                 $25             $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
SUBACCOUNTS)                                        B CLASS   L CLASS   C CLASS   XC CLASS
     Maximum Asset-Based Insurance Charge            2.00%     2.00%     2.00%      2.00%
     Current Asset-Based Insurance Charge            1.25%     1.45%     1.60%      1.65%

-------------------------------

(1) There is no charge for the first 12 transfers in a contract year.

                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(2)                                          $50                $75
ANNUAL CHARGE FOR OPTIONAL RIDERS(3)
     Return of Premium GMDB(4)                                      0.15%              0.40%
     Maximum Anniversary Value GMDB(4)                              0.25%              0.65%
     GMIB(5)                                                        0.50%              0.90%
     GMWB(6)                                                        0.75%              1.50%



The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year*, before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(7)                              MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses)(8)              0.60%         2.145%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses - after any
  contractual waivers or reimbursements of fees and
  expenses)(9)                                                   0.60%         2.145%


-------------------------------


(2) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.



(3) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.


(4) The GMDB Base is generally the minimum value that would be paid under the applicable GMDB. For more information, see "Death Benefit."

(5) The GMIB Base is the amount used to calculate the monthly income payable under the GMIB. For more information, see "Guaranteed Minimum Income Benefit."


(6) The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see "Guaranteed Minimum Withdrawal Benefit."



(7) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(8) The maximum expenses shown are for the Federated Kaufmann Fund. The Federated Kaufmann Fund's adviser voluntarily waived a portion of the Investment Advisory Fee. The adviser can terminate this voluntary waiver at any time. The Investment Advisory Fee paid by the Fund (after the voluntary waiver) would have been 1.280% for the fiscal year ended October 31, 2005. Also, a portion of the 12b-1 Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The 12b-1 Fee paid by the Fund's Class A Shares (after the voluntary waiver) would have been 0.210% for the fiscal year ended October 31, 2005. In addition, .025% of administrator and transfer agents fees (part of Other Expenses) were waived. Taking these waivers into account, Total Annual Operating Expenses for the fiscal year ended October 31, 2005 would have been 1.93%.



(9) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time. For more information about these arrangements, consult the prospectuses for the Funds.



(*) For a list of these dates, see "Most Recently Ended Fiscal Years."

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund's average net assets.



                                            MERRILL
                                             LYNCH       MERRILL
                               MERRILL        BOND        LYNCH       MERRILL      MERRILL
                                LYNCH      FUND, INC.     FUNDA-       LYNCH        LYNCH
                                BASIC      ----------     MENTAL       GLOBAL       GLOBAL
                                VALUE      CORE BOND      GROWTH     ALLOCATION    SMALLCAP
                              FUND, INC.   PORTFOLIO    FUND, INC.   FUND, INC.   FUND, INC.
                               (CLASS A     (CLASS A     (CLASS A     (CLASS A     (CLASS A
ANNUAL EXPENSES               SHARES)(1)   SHARES)(2)    SHARES)     SHARES)(3)    SHARES)
---------------               ----------   ----------   ----------   ----------   ----------
Investment Advisory Fees....     0.40%         0.44%       0.61%        0.75%        0.85%
12b-1 Fees..................     0.25%         0.25%       0.25%        0.25%        0.25%
Other Expenses..............     0.17%         0.23%       0.30%        0.17%        0.32%
                                 ----        ------        ----         ----        -----
Total Annual Operating
  Expenses..................     0.82%         0.92%       1.16%        1.17%        1.42%
Expense Reimbursements......       --         (0.07%)        --           --           --
                                 ----        ------        ----         ----        -----
Net Expenses................     0.82%         0.85%       1.16%        1.17%        1.42%

                                   MERRILL LYNCH INDEX FUNDS, INC.
                              -----------------------------------------

                                                              MERRILL
                                 MERRILL        MERRILL        LYNCH
                                  LYNCH          LYNCH        S&P 500
                              INTERNATIONAL    SMALL CAP       INDEX
                               INDEX FUND      INDEX FUND       FUND
                                (CLASS A        (CLASS A      (CLASS A
ANNUAL EXPENSES                SHARES)(4)     SHARES)(4,5)   SHARES)(5)
---------------               -------------   ------------   ----------
Investment Advisory Fees....       0.01%           0.01%        0.005%
12b-1 Fees..................       0.25%           0.25%        0.250%
Other Expenses..............       0.55%           0.54%        0.345%
                                  -----           -----        ------
Total Annual Operating
  Expenses..................       0.81%           0.80%        0.600%
Expense Reimbursements......         --              --            --
                                  -----           -----        ------
Net Expenses................       0.81%           0.80%        0.600%



                                MERRILL
                                 LYNCH
                              INVESTMENT               MERRILL LYNCH
                               MANAGERS         LARGE CAP SERIES FUNDS, INC.
                              FUNDS, INC.   ------------------------------------
                              -----------    MERRILL      MERRILL      MERRILL
                                MERRILL       LYNCH        LYNCH        LYNCH                  MERRILL        MERRILL
                               LYNCH LOW    LARGE CAP    LARGE CAP    LARGE CAP    MERRILL    LYNCH U.S.    LYNCH VALUE
                               DURATION        CORE        GROWTH       VALUE       LYNCH     GOVERNMENT   OPPORTUNITIES
                                 FUND          FUND         FUND         FUND       READY        FUND       FUND, INC.
                               (CLASS A      (CLASS A     (CLASS A     (CLASS A     ASSETS     (CLASS A      (CLASS A
ANNUAL EXPENSES               SHARES)(1)    SHARES)(1)   SHARES)(1)   SHARES)(1)   TRUST(6)    SHARES)      SHARES)(1)
---------------               -----------   ----------   ----------   ----------   --------   ----------   -------------
Investment Advisory Fees....     0.21%         0.47%        0.50%        0.50%      0.374%       0.47%         0.47%
12b-1 Fees..................     0.25%         0.25%        0.25%        0.25%      0.125%       0.25%         0.25%
Other Expenses..............     0.47%         0.44%        0.58%        0.48%      0.181%       0.29%         0.53%
                                 ----          ----         ----         ----       -----        ----          ----
Total Annual Operating
  Expenses..................     0.93%         1.16%        1.33%        1.23%      0.680%       1.01%         1.25%
Expense Reimbursements......       --            --           --           --          --          --            --
                                 ----          ----         ----         ----       -----        ----          ----
Net Expenses................     0.93%         1.16%        1.33%        1.23%      0.680%       1.01%         1.25%



                               AIM GROWTH SERIES                                                          ALLIANZ FUNDS
                              --------------------          ALLIANCEBERNSTEIN TRUST          ---------------------------------------
                                          AIM MID    -------------------------------------       CCM
                              AIM BASIC   CAP CORE   ALLIANCEBERNSTEIN                         CAPITAL      NFJ SMALL-       OCC
                                VALUE      EQUITY      SMALL/MID CAP     ALLIANCEBERNSTEIN   APPRECIATION   CAP VALUE    RENAISSANCE
                                FUND        FUND     VALUE FUND, INC.    VALUE FUND, INC.        FUND          FUND         FUND
                              (CLASS A    (CLASS A       (CLASS A            (CLASS A          (CLASS A      (CLASS A     (CLASS A
ANNUAL EXPENSES                SHARES)    SHARES)         SHARES)             SHARES)          SHARES)       SHARES)       SHARES)
---------------               ---------   --------   -----------------   -----------------   ------------   ----------   -----------
Investment Advisory Fees....     0.66%      0.67%           0.75%              0.55%             0.45%         0.60%        0.60%
12b-1 Fees..................     0.25%(7)   0.25%(7)        0.30%              0.30%             0.25%         0.25%        0.25%
Other Expenses..............     0.29%      0.35%           0.34%              0.28%             0.41%         0.41%        0.41%
                                -----       ----           -----               ----              ----          ----         ----
Total Annual Operating
  Expenses..................     1.20%      1.27%           1.39%              1.13%             1.11%         1.26%        1.26%
Expense Reimbursements......    (0.06%)(8)     --          (0.24%)               --                --            --           --
                                -----       ----           -----               ----              ----          ----         ----
Net Expenses................     1.14%      1.27%           1.15%              1.13%             1.11%         1.26%        1.26%

                                                  AMERICAN
                                                   CENTURY
                                                   MUTUAL                    AMERICAN FUNDS
                                  AMERICAN       FUNDS, INC.   -------------------------------------------
                                  CENTURY        -----------
                                  CAPITAL
                              PORTFOLIOS, INC.    ULTRA(R)       THE BOND      EUROPACIFIC    THE GROWTH
                              ----------------      FUND          FUND OF        GROWTH         FUND OF
                               EQUITY INCOME      (ADVISOR     AMERICA, INC.      FUND       AMERICA, INC.
                               FUND (ADVISOR        CLASS        (CLASS F       (CLASS F       (CLASS F
ANNUAL EXPENSES                CLASS SHARES)       SHARES)      SHARES)(9)     SHARES)(9)     SHARES)(9)
---------------               ----------------   -----------   -------------   -----------   -------------
Investment Advisory Fees....        0.73%           0.74%          0.25%          0.44%           0.29%
12b-1 Fees..................        0.50%           0.50%          0.25%          0.25%           0.25%
Other Expenses..............           -               -           0.15%          0.21%           0.16%
                                    ----            ----           ----           ----           -----
Total Annual Operating
  Expenses..................        1.23%           1.24%          0.65%          0.90%           0.70%
Expense Reimbursements......           -               -              -              -               -
                                    ----            ----           ----           ----           -----
Net Expenses................        1.23%           1.24%          0.65%          0.90%           0.70%


                                    AMERICAN FUNDS
                              --------------------------

                                                 THE
                               THE INCOME     INVESTMENT
                                 FUND OF      COMPANY OF
                              AMERICA, INC.    AMERICA
                                (CLASS F       (CLASS F
ANNUAL EXPENSES                SHARES)(9)     SHARES)(9)
---------------               -------------   ----------
Investment Advisory Fees....      0.25%          0.24%
12b-1 Fees..................      0.25%          0.25%
Other Expenses..............      0.17%          0.15%
                                  ----           ----
Total Annual Operating
  Expenses..................      0.67%          0.64%
Expense Reimbursements......         -              -
                                  ----           ----
Net Expenses................      0.67%          0.64%


                                                          COLUMBIA
                                                            FUNDS
                                                           SERIES
                                            COLUMBIA        TRUST
                                              ACORN      -----------
                                              TRUST
                               COHEN &     -----------                                DELAWARE                        EATON
                                STEERS                    COLUMBIA       DAVIS      GROUP EQUITY                      VANCE
                                REALTY      COLUMBIA       MARSICO      NEW YORK     FUNDS III                      FLOATING-
                                INCOME        ACORN        GROWTH       VENTURE       DELAWARE                        RATE
                              FUND, INC.       USA          FUND       FUND, INC.    TREND FUND       DREYFUS         FUND
                               (CLASS A     (CLASS A      (CLASS A      (CLASS A      (CLASS A      APPRECIATION    (CLASS A
ANNUAL EXPENSES                SHARES)     SHARES)(10)   SHARES)(11)    SHARES)       SHARES)      FUND, INC.(12)    SHARES)
---------------               ----------   -----------   -----------   ----------   ------------   --------------   ---------
Investment Advisory Fees....     0.74%        0.89%         0.91%         0.50%         0.70%            0.55%        0.662%
12b-1 Fees..................     0.25%        0.25%         0.25%         0.25%         0.30%               -             -
Other Expenses..............     0.27%        0.17%         0.10%         0.14%         0.38%            0.37%        0.368%(13)
                                 ----         ----          ----          ----         -----            -----         -----
Total Annual Operating
  Expenses..................     1.26%        1.31%         1.26%         0.89%         1.38%            0.92%        1.030%
Expense Reimbursements......        -            -             -             -             -                -             -
                                 ----         ----          ----          ----         -----            -----         -----
Net Expenses................     1.26%        1.31%         1.26%         0.89%         1.38%            0.92%        1.030%


                                 FIDELITY
                                 ADVISOR
                                 SERIES I
                              --------------
                              ADVISOR EQUITY
                               GROWTH FUND
                                 (CLASS A
ANNUAL EXPENSES                SHARES)(14)
---------------               --------------
Investment Advisory Fees....       0.57%
12b-1 Fees..................       0.25%
Other Expenses..............       0.32%
                                   ----
Total Annual Operating
  Expenses..................       1.14%
Expense Reimbursements......          -
                                   ----
Net Expenses................       1.14%


                                   FEDERATED EQUITY FUNDS                                       LORD ABBETT   LORD ABBETT
                              ---------------------------------                   LORD ABBETT      BOND-        MID-CAP
                              FEDERATED CAPITAL     FEDERATED       JPMORGAN      AFFILIATED     DEBENTURE       VALUE
                                APPRECIATION        KAUFMANN        MULTI-CAP     FUND, INC.    FUND, INC.    FUND, INC.
                                FUND (CLASS A     FUND (CLASS A      MARKET        (CLASS A      (CLASS A      (CLASS A
ANNUAL EXPENSES                  SHARES)(15)       SHARES)(16)    NEUTRAL FUND*     SHARES)       SHARES)     SHARES)(21)
---------------               -----------------   -------------   -------------   -----------   -----------   -----------
Investment Advisory Fees....        0.75%             1.425%           1.25%         0.30%         0.45%          0.51%
12b-1 Fees..................        0.25%             0.250%           0.25%         0.35%         0.35%          0.35%
Other Expenses..............        0.49%             0.470%           0.42%(17)     0.17%         0.19%          0.21%
                                    ----              -----          ------          ----          ----          -----
Total Annual Operating
  Expenses..................        1.49%             2.145%           1.92%(18)     0.82%         0.99%          1.07%
Expense Reimbursements......           -                  -           (0.17%)(19)       -             -              -
                                    ----              -----          ------          ----          ----          -----
Net Expenses................        1.49%             2.145%           1.75%(20)     0.82%         0.99%          1.07%

                              OPPENHEIMER
                                CAPITAL
                              APPRECIATION
                                  FUND
                                (CLASS A
ANNUAL EXPENSES                 SHARES)
---------------               ------------
Investment Advisory Fees....      0.56%
12b-1 Fees..................      0.24%
Other Expenses..............      0.26%
                                  ----
Total Annual Operating
  Expenses..................      1.06%
Expense Reimbursements......         -
                                  ----
Net Expenses................      1.06%



                                                                         PIMCO FUNDS
                                                          ------------------------------------------
                                            OPPENHEIMER       PIMCO
                              OPPENHEIMER   MAIN STREET    COMMODITY-        PIMCO         PIMCO
                               MAIN ST.      SMALL CAP     REAL RETURN    REAL RETURN   TOTAL RETURN
                                FUND(R)       FUND(R)     STRATEGY FUND      FUND           FUND        PIONEER FUND
                               (CLASS A      (CLASS A       (CLASS A       (CLASS A       (CLASS A        (CLASS A
ANNUAL EXPENSES                 SHARES)       SHARES)        SHARES)        SHARES)       SHARES)      SHARES)(22,23)
---------------               -----------   -----------   -------------   -----------   ------------   --------------
Investment Advisory Fees....     0.46%         0.63%          0.49%          0.25%          0.25%           0.57%
12b-1 Fees..................     0.24%         0.25%          0.25%          0.25%          0.25%           0.25%
Other Expenses..............     0.22%         0.31%          0.50%          0.40%          0.40%           0.26%
                                 ----          ----           ----           ----           ----            ----
Total Annual Operating
  Expenses..................     0.92%         1.19%          1.24%          0.90%          0.90%           1.08%
Expense Reimbursements......        -             -              -              -              -               -
                                 ----          ----           ----           ----           ----            ----
Net Expenses................     0.92%         1.19%          1.24%          0.90%          0.90%           1.08%


---------------


* Will become available on or about June 30, 2006

                                                                                TEMPLETON
                                                                               FUNDS, INC.
                                                                               ------------
                                                                   PIONEER      TEMPLETON     TEMPLETON
                                  PIONEER        PIONEER HIGH     SMALL CAP      FOREIGN        GROWTH      VAN KAMPEN
                              EMERGING MARKETS    YIELD FUND     VALUE FUND        FUND       FUND, INC.     COMSTOCK
                               FUND (CLASS A       (CLASS A       (CLASS A       (CLASS A      (CLASS A    FUND (CLASS A
ANNUAL EXPENSES                 SHARES)(22)       SHARES)(22)    SHARES)(22)     SHARES)       SHARES)        SHARES)
---------------               ----------------   -------------   -----------   ------------   ----------   -------------
Investment Advisory Fees....        1.15%            0.61%          0.85%          0.59%         0.58%         0.38%
12b-1 Fees..................        0.25%            0.25%          0.25%          0.25%         0.25%         0.25%
Other Expenses..............        0.55%            0.20%          0.38%          0.31%         0.23%         0.17%
                                    ----             ----           ----           ----          ----          ----
Total Annual Operating
  Expenses..................        1.95%            1.06%          1.48%          1.15%         1.06%         0.80%
Expense Reimbursements......           -                -              -              -             -             -
                                    ----             ----           ----           ----          ----          ----
Net Expenses................        1.95%(24)        1.06%          1.48%          1.15%         1.06%         0.80%



 (1) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of its underlying Master Portfolio/Trust.



 (2) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of its underlying Master Portfolio/Trust. The Fund's investment adviser receives a fee from the Master Portfolio at the annual rate of 0.07% of the Master Portfolio's average daily net assets, a portion of which is paid indirectly by the Core Bond Portfolio, and receives a fee from the Core Bond Portfolio at the annual rate of 0.37% of the Core Bond Portfolio's average daily net assets for an overall Investment Advisory Fee rate to the Core Bond Portfolio of 0.44%. However, the investment adviser has contractually agreed to waive the Core Bond Portfolio's management fee in the amount of the Core Bond Portfolio's share of the management fee paid by the Master Portfolio for as long as the Core Bond Portfolio invests in the Master Portfolio. After giving effect to this waiver, the investment adviser receives a fee from the Core Bond Portfolio (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Core Bond Portfolio's average daily net assets.



 (3) The Fund's investment adviser has agreed to voluntarily waive a portion of the Investment Advisory Fee. The Fund's investment adviser may discontinue or reduce this waiver of fees at any time without notice. For the fiscal year ended October 31, 2005, the Fund's investment adviser received a fee, net of voluntary waiver, at an annual rate of 0.68% of the Fund's average daily net assets. After taking into account this fee waiver, the Total Annual Operating Expense ratios for Class A was 1.09%.



 (4) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of its underlying Master Portfolio/Trust. The Fund's investment adviser has also entered into other contractual arrangements with the underlying series for the Small Cap Index Fund and the International Index Fund, under which certain expenses are waived and/or reimbursed. In addition, voluntarily waived administrative fees and/or reimbursed expenses of each Fund for the fiscal year ended December 31, 2005. After taking into account these waivers and reimbursements, Total Annual Operating Expenses would have been 0.79% for the Small Cap Index Fund and 0.80% for the International Index Fund for the fiscal year ended December 31, 2005.



 (5) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of Quantitative Master Series Trust in which it invests. The investment adviser for the underlying series, has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series, will not exceed specified amounts. This contractual arrangement has a one-year term and is renewable. Absent this contractual arrangement, the investment adviser of the S&P 500 Index Series and the Small Cap Index would receive Investment Advisory Fees as a percentage of average daily net assets of the underlying series of 0.05% and 0.08%, respectively.



 (6) The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which the Trust is authorized to pay Merrill Lynch, Pierce, Fenner & Smith Incorporated at an annual rate of 0.125% of the average daily net asset value of Trust accounts maintained through Merrill Lynch, Pierce, Fenner & Smith Incorporated. For the fiscal year ended December 31, 2005, the Manager reduced a portion of this fee to the Trust. As a result, the 12b-1 Fees accrued equated to 0.107% and its Total Annual Operating Expenses were 0.66%. The fees shown in the table do not reflect this reduction.



 (7) The Fund's Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. 12b-1 Fees reflect this agreement.



 (8) Effective January 1, 2005 through December 31, 2009, the Fund's investment adviser has contractually agreed to waive Investment Advisory Fees to the extent necessary so the Fund's Investment Advisory Fees payable by the Fund do not exceed a specified maximum annual Investment Advisory Fee rate, which fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual Investment Advisory Fee rate ranges from 0.695% (for average net assets up to $252 million) to 0.52% (for average net assets over $10 billion).



 (9) The Fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total Annual Operating Expenses do not reflect any waiver.



(10) A transfer agency fee reduction for all Funds managed by the investment adviser became effective on September 30, 2004. This fee reduction is expected to decrease the Fund's Total Annual Operating Expenses. The Fund's investment adviser and/or affiliates have contractually agreed to waive a portion of Other Expenses through April 30, 2006. If this waiver had not been in place, Total Annual Operating Expenses would have been 1.32%. Also, in accordance with the terms of the Assurance of Discontinuance with the New York Attorney General (and as discussed in more detail in the Funds' prospectus), the Investment Advisory Fees have been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.94% of net assets up to $200 million; and 0.89% of net assets in excess of $200 million. The fee waiver was effective as of February 10, 2005, but applied as if it had gone into effect on December 1, 2004. On March 8, 2005, the advisory agreement was amended to contractually reduce the fees to reflect the above-noted rates. On September 28, 2005, the advisory agreement was contractually amended as follows: 0.94% of net assets up to $200 million, 0.89% of net assets between $200 million and $500 million, and 0.84% of net assets in excess of $500 million.



(11) The Fund pays an Investment Advisory Fee of 0.69% and an administration fee of 0.22%. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's Investment Advisory Fees. The Investment Advisory Fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% in excess of $6 billion.



(12) Shareholder service fees are included in Other Expenses.



(13) Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.



(14) The Fund's Investment adviser, has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund's investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2005 would have been 1.10%.



(15) Shareholder service fees are included in Other Expenses. Class A Shares of the Fund did not pay or accrue the 12b-1 Fee for the fiscal year ended October 31, 2005. Total Annual Operating Expenses after taking into account this waiver would have been 1.22%.



(16) Shareholder service fees are included in Other Expenses. The Fund's adviser voluntarily waived a portion of the Investment Advisory Fee. The Fund's investment adviser can terminate this voluntary waiver at any time. The Investment Advisory Fee paid by the Fund (after the voluntary waiver) would have been 1.280% for the fiscal year ended October 31, 2005. Also, a portion of the 12b-1 Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The 12b-1 Fee paid by the Fund's Class A Shares (after the voluntary waiver) would have been 0.210% for the fiscal year ended October 31, 2005. In addition, 0.025% of the Fund's administrator and transfer agents fees (part of Other Expenses) were waived. Taking these waivers into account, Total Annual Operating Expenses for the fiscal year ended October 31, 2005 would have been 1.93%.



(17) Other Expenses have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the estimated expenses that would have been incurred if the Administration Agreement with the Fund's administrator had been in effect for the entire most recent fiscal year, rather than since February 19, 2005, the effective date of such agreement.



(18) Excludes dividend expenses relating to short sales. If dividend expenses relating to short sales are included, Total Annual Operating Expenses would have been 2.81% for Class A Shares.



(19) The Fund's investment adviser, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses (excluding dividend expenses on short sales, interest, taxes and extraordinary expenses and expenses related to the Fund's Board of Trustees' deferred compensation plan) to 1.75% of the average daily net assets of the Class A Shares for the period beginning February 19, 2005, through October 31, 2006.



(20) The Fund's investment adviser and the Fund's administrator are currently voluntarily waiving fees and/or reimbursing expenses to limit total fund operating expenses (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Fund's Board of Trustees' deferred compensation plan) to 1.50% of the average daily net assets of the Class A Shares. This additional waiver is voluntary and may be discontinued at any time.



(21) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.



(22) Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.



(23) The Fund pays an Investment Advisory Fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. The Fund's basic fee before any performance adjustment, is 0.60% of average daily net assets.



(24) Net Expenses in the table reflect the expense limitations currently in effect, under which the Fund has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95% of the average daily net assets attributable to Class A shares. This expense limitation is in effect through April 1, 2007 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. See the Fund's Statement of Additional Information for details regarding the expense limitation agreement.

                        MOST RECENTLY ENDED FISCAL YEARS

This Prospectus reflects information for each Fund as of the end of each Fund's most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:


   FISCAL YEAR END                                  FUNDS
March 31, 2005           Merrill Lynch Value Opportunities Fund, Inc., American
                         Century Equity Income Fund, American Funds EuroPacific
                         Growth Fund, Columbia Marsico Growth Fund, PIMCO
                         CommodityRealReturn Strategy Fund, PIMCO Real Return Fund,
                         PIMCO Total Return Fund
June 30, 2005            Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Global
                         SmallCap Fund, Inc., Merrill Lynch Low Duration Fund,
                         Allianz CCM Capital Appreciation Fund, Allianz Funds NFJ
                         Small-Cap Value Fund, Allianz Funds OCC Renaissance Fund,
                         Delaware Trend Fund, JPMorgan Multi-Cap Market Neutral Fund,
                         Oppenheimer Main Street Small Cap Fund(R)
July 31, 2005            American Funds The Income Fund of America, Inc., Davis New
                         York Venture Fund, Inc.
August 31, 2005          Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch
                         U.S. Government Fund, American Funds The Growth Fund of
                         America, Inc., Oppenheimer Capital Appreciation Fund,
                         Oppenheimer Main Street Fund(R), Templeton Foreign Fund,
                         Templeton Growth Fund, Inc.
September 30, 2005       Merrill Lynch Core Bond Portfolio
October 31, 2005         Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch
                         Large Cap Core Fund, Merrill Lynch Large Cap Growth Fund,
                         Merrill Lynch Large Cap Value Fund, American Century
                         Ultra(R) Fund, Eaton Vance Floating-Rate Fund, Federated
                         Capital Appreciation Fund, Federated Kaufman Fund, Lord
                         Abbett Affiliated Fund, Inc., Pioneer High Yield Fund
November 30, 2005        AllianceBernstein Small Cap Value Fund, AllianceBernstein
                         Value Fund, Fidelity Advisor Equity Growth Fund, Pioneer
                         Emerging Markets Fund, Pioneer Small Cap Value Fund
December 31, 2005        Merrill Lynch International Index Fund, Merrill Lynch Small
                         Cap Index Fund, Merrill Lynch S&P 500 Index Fund, Merrill
                         Lynch Ready Assets Trust, AIM Basic Value Fund, AIM Mid Cap
                         Core Equity Fund, American Funds The Bond Fund of America,
                         Inc., American Funds The Investment Company of America,
                         Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA,
                         Dreyfus Appreciation Fund, Inc., Lord Abbett Bond-Debenture
                         Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Pioneer
                         Fund, Van Kampen Comstock Fund


                                    EXAMPLES




These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Maximum Anniversary Value GMDB Charge, the current GMWB Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.


EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,086                $1,823                $2,564                $4,627
  (b)          $  940                $1,386                $1,840                $3,243


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $453                 $1,365                $2,287                $4,627
  (b)           $296                 $  905                $1,540                $3,243


EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,015                $1,787                $2,379                $4,790
  (b)          $  867                $1,348                $1,640                $3,436


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $473                 $1,423                $2,379                $4,790
  (b)           $316                 $  966                $1,640                $3,436


EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $669                 $1,467                $2,447                $4,909
  (b)           $515                 $1,011                $1,714                $3,578


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $488                 $1,467                $2,447                $4,909
  (b)           $331                 $1,011                $1,714                $3,578


EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,718                $2,338                $3,144                $5,166
  (b)          $1,567                $1,898                $2,409                $3,781


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $511                 $1,540                $2,574                $5,166
  (b)           $347                 $1,064                $1,809                $3,781



EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED LATER IN THIS PROSPECTUS.



The Examples reflect the $50 contract fee as 0.02% based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.




CONDENSED FINANCIAL INFORMATION containing the accumulation unit value history appears at the end of this Prospectus.


CAPSULE SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.


                            YOUR CONTRACT IN GENERAL

   - GENERAL. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts.


      Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

           The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the contract in a tax-qualified plan.


   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of the available fixed annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.


   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.


   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.



   - THE SEPARATE ACCOUNT. You may allocate premium(s) to up to 20 of 56 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


   - CONTROLLING DOCUMENTS. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment, and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%);

           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment, and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%);

           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%); and


           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment, and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.


                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

   - The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

           - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;
           -  amounts transferred from another IRA; and
           - contributions made pursuant to a Simplified Employee Pension up to certain limits.

      Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.


   - CONTRIBUTIONS. Under Federal law for 2006, you may contribute up to $4,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $5,000 if you will be age 50 or older by December 31, 2006. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Contributions to tax sheltered annuities are limited. Please contact a tax advisor for further information.



   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, Merrill Lynch Life Insurance Company, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.



   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or the annuitant's, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 81(st) birthday for XC Class Contracts; 83(rd) birthday for B Class Contracts; and 85(th) birthday for L Class and C Class Contracts. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."


   - PREMIUM ALLOCATION. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value.



   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.


   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS


   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among Subaccounts - Disruptive Trading."


   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")


           - Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")



           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")



         PARTIAL WITHDRAWALS, GUARANTEED LIFETIME AMOUNT, AND SURRENDER


   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, you may submit a written request to withdraw part of your surrender value, subject to the following rules.

           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

           - We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected the optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider.)

   - SYSTEMATIC WITHDRAWAL PROGRAM. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program."


   - GUARANTEED LIFETIME AMOUNT. If the owner/annuitant (and joint annuitant, if applicable) are at least age 60 and less than age 80, the GMWB rider may be elected for an additional charge. The GMWB permits you to take minimum annual payments called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus.



   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value in a lump sum or apply the annuity value under an Annuity Option. (See "Annuity Options.") A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.



   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.


   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.

                                 DEATH BENEFITS


   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB"), the death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.


   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options:

           -  Return of Premium
           -  Maximum Anniversary Value

   If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

   You can find more detailed information about the death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under "Death Benefit."


   The payment of a death benefit may have tax consequences (see "Federal Income Taxes"). Also, any death benefit applicable under a GMDB during the accumulation period will terminate upon the annuity date.


                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.

   - For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the annuitant's 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. For Contracts purchased through an Account with MLPF&S, keep in mind that you may need to take distributions or annuitize prior to the annuitant's 90th birthday to meet Federal minimum distribution requirements. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age
      70 1/2. Details about the annuity options available under the Contract can be found under "Annuity Options."

   -  Annuity payments may have tax consequences (see "Federal Income Taxes").

   - If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.

   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class.


   - CONTRACT FEE. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.


   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.


   - GUARANTEED MINIMUM DEATH BENEFIT CHARGE. If you elect a GMDB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The GMDB charge varies according to the type of GMDB that you choose. The amount of the GMDB charge is calculated on each monthaversary by multiplying the applicable GMDB Base by the current annual GMDB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries. If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.



   - GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.

   - GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the GMWB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.



   - PREMIUM TAXES. On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.0% (4.0% in Guam) for qualified plans. New York does not currently impose a premium tax on annuity contracts.


   - REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.


   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the contract fee, the transfer fee, the GMDB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.




       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.


   - To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.


                               REPLACEMENT OF CONTRACTS

   - Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The ML of New York Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on July 23, 2002. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under New York insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


Subaccounts            -  There are 56 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.

Performance of         -  All of the underlying mutual funds offered through this
Similar Funds             Separate Account are available to the general public.
                       -  Although the investment objectives and policies of certain
                          Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.


                                   THE FUNDS



The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style. There is no assurance that any of the Funds will achieve the stated objective(s).



 MERRILL LYNCH BASIC                                    INVESTMENT               ASSET CLASS/
  VALUE FUND, INC.       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC      Seeks capital           Fund Asset Management,      Domestic Equity/
VALUE FUND, INC.         appreciation, and,      L.P. ("FAM")                Large Cap Value
(Class A)                secondarily income.
-------------------------------------------------------------------------------------------------



 MERRILL LYNCH BOND                                     INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH CORE       Seeks as high a         FAM                         Fixed Income/
BOND PORTFOLIO (Class    level of current                                    Intermediate Term
A)                       income as is
                         consistent with the
                         investment policies
                         of the Portfolio and
                         with prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------



    MERRILL LYNCH
 FUNDAMENTAL GROWTH                                     INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH            Seeks long-term         Merrill Lynch Investment    Domestic Equity/
FUNDAMENTAL GROWTH       growth of capital.      Managers, L.P. ("MLIM")     Large Cap Growth
FUND, INC. (Class A)
-------------------------------------------------------------------------------------------------

MERRILL LYNCH GLOBAL                                    INVESTMENT               ASSET CLASS/
ALLOCATION FUND, INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL     Seeks to provide        MLIM                        Balanced/Global
ALLOCATION FUND, INC.    high total
(Class A)                investment return.
-------------------------------------------------------------------------------------------------



MERRILL LYNCH GLOBAL                                    INVESTMENT               ASSET CLASS/
 SMALLCAP FUND, INC.     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL     Seeks long-term         MLIM                        International
SMALLCAP FUND, INC.      growth of capital.                                  Equity/ Global
(Class A)                                        Subadviser:
                                                 Merrill Lynch Asset
                                                 Management U.K., Limited
-------------------------------------------------------------------------------------------------



 MERRILL LYNCH INDEX                                    INVESTMENT               ASSET CLASS/
     FUNDS, INC.         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH            Seeks to match the      FAM                         International
INTERNATIONAL INDEX      performance of the                                  Equity/
FUND (Class A)           Morgan Stanley                                      International
                         Capital
                         International
                         Europe, Australasia,
                         and Far East
                         (Capitalization
                         Weighted) Index in
                         U.S. dollars with
                         net dividends as
                         closely as possible
                         before the deduction
                         of Fund expenses.
-------------------------------------------------------------------------------------------------
MERRILL LYNCH S&P 500    Seeks to match the      FAM                         Domestic Equity/
INDEX FUND (Class A)     performance of the                                  Large Cap Blend
                         Standard & Poor's
                         500 Composite Stock
                         Price Index as
                         closely as possible
                         before the deduction
                         of Fund expenses.
-------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL      Seeks to match the      FAM                         Domestic Equity/
CAP INDEX FUND (Class    performance of the                                  Small Cap Blend
A)                       Russell 2000(R)
                         Index as closely as
                         possible before the
                         deduction of Fund
                         expenses.
-------------------------------------------------------------------------------------------------

    MERRILL LYNCH
 INVESTMENT MANAGERS                                    INVESTMENT               ASSET CLASS/
     FUNDS, INC.         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LOW        Seeks to maximize       FAM                         Fixed Income/
DURATION FUND (Class     total return,                                       Low Duration
A)                       consistent with
                         preservation of
                         capital.
-------------------------------------------------------------------------------------------------



 MERRILL LYNCH LARGE
  CAP SERIES FUNDS,                                     INVESTMENT               ASSET CLASS/
        INC.             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE      Seeks long-term         FAM                         Domestic Equity/
CAP CORE FUND (Class     capital growth.                                     Large Cap Blend
A)                                               Subadviser: Merrill
                                                 Lynch Asset Management
                                                 U.K., Limited
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE      Seeks long-term         FAM                         Domestic Equity/
CAP GROWTH FUND          capital growth.                                     Large Cap Growth
(Class A)                                        Subadviser: Merrill
                                                 Lynch Asset Management
                                                 U.K., Limited
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE      Seeks long-term         FAM                         Domestic Equity/
CAP VALUE FUND (Class    capital growth.                                     Large Cap Value
A)                                               Subadviser: Merrill
                                                 Lynch Asset Management
                                                 U.K., Limited
-------------------------------------------------------------------------------------------------



 MERRILL LYNCH READY                                    INVESTMENT               ASSET CLASS/
    ASSETS TRUST         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH READY      Seeks preservation      MLIM                        Fixed Income/
ASSETS TRUST (Class      of capital,                                         Money Market
A)                       liquidity, and the
                         highest possible
                         current income
                         consistent with this
                         objective.
-------------------------------------------------------------------------------------------------



 MERRILL LYNCH U.S.                                     INVESTMENT               ASSET CLASS/
   GOVERNMENT FUND       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH U.S.       Seeks high current      FAM                         Fixed Income/
GOVERNMENT FUND          return.                                             Intermediate Term
(formerly Merrill
Lynch U.S. Government
Mortgage Fund) (Class
A)
-------------------------------------------------------------------------------------------------

 MERRILL LYNCH VALUE
 OPPORTUNITIES FUND,                                    INVESTMENT               ASSET CLASS/
        INC.             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
MERRILL LYNCH VALUE      Seeks long-term         FAM                         Domestic Equity/
OPPORTUNITIES FUND,      growth of capital.                                  Small Cap Blend
INC. (Class A)
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
  AIM GROWTH SERIES      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND     Seeks long-term         A I M Advisors, Inc.        Domestic Equity/
(Class A)                growth of capital.                                  Large Cap Value
-------------------------------------------------------------------------------------------------
AIM MID CAP CORE         Seeks long-term         A I M Advisors, Inc.        Domestic Equity/
EQUITY FUND (Class A)    growth of capital.                                  Mid Cap Blend
-------------------------------------------------------------------------------------------------



THE ALLIANCEBERNSTEIN                                   INVESTMENT               ASSET CLASS/
     VALUE FUNDS         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        Seeks long-term         AllianceBernstein L.P.      Domestic Equity/
SMALL/MID CAP VALUE      growth of capital.                                  Small Cap Value
FUND (Class A)
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        Seeks long-term         AllianceBernstein L.P.      Domestic Equity/
VALUE FUND (Class A)     growth of capital.                                  Large Cap Value
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
    ALLIANZ FUNDS        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ALLIANZ CCM CAPITAL      Seeks long-term         Allianz Global Investors    Domestic Equity/
APPRECIATION FUND        capital                 Fund Management LLC         Large Cap Blend
                         appreciation.
-------------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL-       Seeks long-term         Allianz Global Investors    Domestic Equity/
CAP VALUE FUND (Class    growth of capital       Fund Management LLC         Small Cap Value
A)                       and income.
-------------------------------------------------------------------------------------------------
ALLIANZ OCC              Seeks long-term         Allianz Global Investors    Domestic Equity/
RENAISSANCE FUND         growth of capital       Fund Management LLC         Mid Cap Value
                         and income.
-------------------------------------------------------------------------------------------------



  AMERICAN CENTURY
 CAPITAL PORTFOLIOS,                                    INVESTMENT               ASSET CLASS/
        INC.             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
EQUITY INCOME FUND       Seeks current           American Century            Domestic Equity/
(Advisor Class)          income. Capital         Investment Management,      Mid Cap Value
                         appreciation is a       Inc.
                         secondary goal.
-------------------------------------------------------------------------------------------------



  AMERICAN CENTURY                                      INVESTMENT               ASSET CLASS/
 MUTUAL FUNDS, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ULTRA(R)FUND (Advisor    Seeks long-term         American Century            Domestic Equity/
Class)                   capital growth.         Investment Management,      Large Cap Growth
                                                 Inc.
-------------------------------------------------------------------------------------------------

                                                        INVESTMENT               ASSET CLASS/
   AMERICAN FUNDS        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
THE BOND FUND OF         Seeks to provide as     Capital Research and        Fixed Income/
AMERICA, INC. (Class     high a level of         Management Company          Intermediate Term
F)                       current income as is
                         consistent with the
                         preservation of
                         capital.
-------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH       Seeks long-term         Capital Research and        International
FUND (Class F)           capital                 Management Company          Equity/
                         appreciation.                                       International
-------------------------------------------------------------------------------------------------
THE GROWTH FUND OF       Seeks growth of         Capital Research and        Domestic Equity/
AMERICA, INC. (Class     capital.                Management Company          Large Cap Growth
F)
-------------------------------------------------------------------------------------------------
THE INCOME FUND OF       Seeks to provide        Capital Research and        Balanced/US
AMERICA, INC. (Class     current income while    Management Company
F)                       secondarily striving
                         for capital growth.
-------------------------------------------------------------------------------------------------
THE INVESTMENT           Long-term growth of     Capital Research and        Domestic Equity/
COMPANY OF AMERICA       capital and income.     Management Company          Large Cap Value
(Class F)
-------------------------------------------------------------------------------------------------



COHEN & STEERS REALTY                                   INVESTMENT               ASSET CLASS/
  INCOME FUND, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COHEN & STEERS REALTY    Seeks high current      Cohen & Steers Capital      Alternative/REIT
INCOME FUND, INC.        income as a primary     Management
(Class A)                objective and
                         capital appreciation
                         as a secondary
                         objective.
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
COLUMBIA ACORN TRUST     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COLUMBIA ACORN USA       Seeks to provide        Columbia Wanger Asset       Domestic Equity/
(Class A)                long- term growth of    Management, L.P.            Small Cap Growth
                         capital.
-------------------------------------------------------------------------------------------------



   COLUMBIA FUNDS                                       INVESTMENT               ASSET CLASS/
    SERIES TRUST         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
COLUMBIA MARSICO         Seeks long-term         Columbia Management         Domestic Equity/
GROWTH FUND              growth of capital.      Advisors, LLC               Large Cap Growth
                                                 Subadviser: Marsico
                                                 Capital
-------------------------------------------------------------------------------------------------

   DAVIS NEW YORK                                       INVESTMENT               ASSET CLASS/
 VENTURE FUND, INC.      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DAVIS NEW YORK           Seeks long-term         Davis Selected Advisers,    Domestic Equity/
VENTURE FUND, INC.       growth of capital.      L.P.                        Large Cap Value
(Class A)
                                                 Subadviser: Davis
                                                 Advisers-NY
-------------------------------------------------------------------------------------------------



   DELAWARE GROUP                                       INVESTMENT               ASSET CLASS/
  EQUITY FUNDS III       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DELAWARE TREND FUND      Seeks capital           Delaware Management         Domestic Equity/
(Class A)                appreciation.           Company                     Small Cap Growth
-------------------------------------------------------------------------------------------------



DREYFUS APPRECIATION                                    INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION     Seeks long-term         Fayez Sarofim & Co.         Domestic Equity/
FUND, INC.               capital growth                                      Large Cap Blend
                         consistent with the
                         preservation of
                         capital.
-------------------------------------------------------------------------------------------------



     EATON VANCE                                        INVESTMENT               ASSET CLASS/
 FLOATING-RATE FUND      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
EATON VANCE FLOATING-    Seeks to provide a      Boston Management and       Fixed Income/
RATE FUND (Class A)      high level of           Research                    Floating Rate
                         current income.
-------------------------------------------------------------------------------------------------



  FIDELITY ADVISOR                                      INVESTMENT               ASSET CLASS/
      SERIES I           INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
ADVISOR EQUITY GROWTH    Seeks capital           Fidelity Management &       Domestic Equity/
FUND (Class A)           appreciation.           Research Company            Large Cap Growth
                                                 Subadvisers:
                                                 - Fidelity Management &
                                                   Research (U.K.) Inc.
                                                 - Fidelity Management &
                                                   Research (Far East)
                                                   Inc.
                                                 - Fidelity Investments
                                                   Japan Limited.
                                                 - FMR Co., Inc.
-------------------------------------------------------------------------------------------------

  FEDERATED EQUITY                                      INVESTMENT               ASSET CLASS/
        FUNDS            INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks to provide        Federated Equity            Domestic Equity/
APPRECIATION FUND        capital                 Management Company of       Large Cap Blend
(Class A)                appreciation.           Pennsylvania
-------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks to provide        Federated Equity            Domestic Equity/
FUND (Class A)           capital                 Management Company of       Mid Cap Growth
                         appreciation.           Pennsylvania
-------------------------------------------------------------------------------------------------



 JPMORGAN MULTI-CAP                                     INVESTMENT               ASSET CLASS/
 MARKET NEUTRAL FUND     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
JPMORGAN MULTI-CAP       Seeks long-term         JPMorgan Investment         Alternative/
MARKET NEUTRAL FUND      capital preservation    Advisors Inc.               Market Neutral
                         and growth.
                         * This Fund will
                         become available on
                           or about June 30,
                           2006.
-------------------------------------------------------------------------------------------------






     LORD ABBETT                                        INVESTMENT               ASSET CLASS/
AFFILIATED FUND, INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT              Seeks long-term         Lord, Abbett & Co. LLC      Domestic Equity/
AFFILIATED FUND, INC.    growth of capital                                   Large Cap Value
(Class A)                and income without
                         excessive
                         fluctuations in
                         market value.
-------------------------------------------------------------------------------------------------



  LORD ABBETT BOND-                                     INVESTMENT               ASSET CLASS/
DEBENTURE FUND, INC.     INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT BOND-        Seeks high current      Lord, Abbett & Co. LLC      Fixed Income/
DEBENTURE FUND, INC.     income and the                                      High Yield
(Class A)                opportunity for
                         capital appreciation
                         to produce a high
                         total return.
-------------------------------------------------------------------------------------------------



 LORD ABBETT MID-CAP                                    INVESTMENT               ASSET CLASS/
  VALUE FUND, INC.       INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP      Seeks capital           Lord, Abbett & Co. LLC      Domestic Equity/
VALUE FUND, INC.         appreciation.                                       Mid Cap Value
(Class A)
-------------------------------------------------------------------------------------------------



 OPPENHEIMER CAPITAL                                    INVESTMENT               ASSET CLASS/
  APPRECIATION FUND      INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL      Seeks capital           OppenheimerFunds, Inc.      Domestic Equity/
APPRECIATION FUND        appreciation.                                       Large Cap Growth
(Class A)
-------------------------------------------------------------------------------------------------

  OPPENHEIMER MAIN                                      INVESTMENT               ASSET CLASS/
   STREET FUND(R)        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks a high total      OppenheimerFunds, Inc.      Domestic Equity/
STREET FUND(R)(Class     return.                                             Large Cap Blend
A)
-------------------------------------------------------------------------------------------------



  OPPENHEIMER MAIN
  STREET SMALL CAP                                      INVESTMENT               ASSET CLASS/
       FUND(R)           INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks capital           OppenheimerFunds, Inc.      Domestic Equity/
STREET SMALL CAP         appreciation.                                       Small Cap Blend
FUND(R)(Class A)
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
     PIMCO FUNDS         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real      Pacific Investment          Alternative/
COMMODITYREALRETURN      return consistent       Management Company LLC      Commodity
STRATEGY FUND (Class     with prudent
A)                       investment
                         management.
-------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real      Pacific Investment          Fixed Income/
FUND (Class A)           return consistent       Management Company LLC      Real Return
                         with preservation of
                         capital and prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total     Pacific Investment          Fixed Income/
FUND (Class A)           return, consistent      Management Company LLC      Intermediate Term
                         with preservation of
                         capital and prudent
                         investment
                         management.
-------------------------------------------------------------------------------------------------



  PIONEER EMERGING                                      INVESTMENT               ASSET CLASS/
    MARKETS FUND         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER EMERGING         Seeks long-term         Pioneer Investment          International
MARKETS FUND             capital                 Management, Inc.            Equity/ Emerging
                         appreciation.                                       Markets
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
    PIONEER FUND         INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER FUND (Class      Seeks reasonable        Pioneer Investment          Domestic Equity/
A)                       income and capital      Management, Inc.            Large Cap Blend
                         growth.
-------------------------------------------------------------------------------------------------

 PIONEER HIGH YIELD                                     INVESTMENT               ASSET CLASS/
        FUND             INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD       Seeks to maximize       Pioneer Investment          Fixed Income/
FUND (Class A)           total return through    Management, Inc.            High Yield
                         a combination of
                         income and capital
                         appreciation.
-------------------------------------------------------------------------------------------------



  PIONEER SMALL CAP                                     INVESTMENT               ASSET CLASS/
     VALUE FUND          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
PIONEER SMALL CAP        Seeks capital           Pioneer Investment          Domestic Equity/
VALUE FUND (Class A)     growth.                 Management, Inc.            Small Cap Value
-------------------------------------------------------------------------------------------------



                                                        INVESTMENT               ASSET CLASS/
TEMPLETON FUNDS, INC.    INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN        Seeks long-term         Templeton Global            International
FUND (Class A)           capital growth.         Advisors Limited            Equity/
                                                                             International
-------------------------------------------------------------------------------------------------



  TEMPLETON GROWTH                                      INVESTMENT               ASSET CLASS/
     FUND, INC.          INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         Seeks long-term         Templeton Global            International
FUND, INC. (Class A)     capital growth.         Advisors Limited            Equity/ Global
-------------------------------------------------------------------------------------------------



     VAN KAMPEN                                         INVESTMENT               ASSET CLASS/
    COMSTOCK FUND        INVESTMENT OBJECTIVE    ADVISER(S)/SUBADVISER(S)      INVESTMENT STYLE
-------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK      Seeks capital growth    Van Kampen Asset            Domestic Equity/
FUND (Class A)           and income.             Management                  Large Cap Value
-------------------------------------------------------------------------------------------------



In order to obtain copies of the Funds' prospectuses you may call one of our customer service representatives at 1-800-535-5549.



              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof, in consideration for certain administrative and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:


   - RULE 12b-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125 to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.


   - RECORDKEEPING FEES. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.15% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



   - ADMINISTRATIVE SERVICE PAYMENTS. We receive compensation from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Separate Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from .025% to 0.30%.



The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%


Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.


Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Investment Managers Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch U.S. Government Fund, and Merrill Lynch Value Opportunities Fund, Inc.) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.


                         SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.


You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.


THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.


FEATURES AND BENEFITS OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the Account and the annuitant must generally be the Account owner. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. If an eligible spouse is named as the primary beneficiary, that spouse may continue the Contract as the new owner under the spousal beneficiary continuation option.

We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged or assigned as collateral for a loan or as a security for the performance of any obligation.


                              ISSUING THE CONTRACT

ISSUE AGE. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.


INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.


                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.


To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.


                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:


B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following the premium payment, and an asset-based insurance charge of 1.25% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following the premium payment, and an asset-based
                          insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for only one year after each premium payment, but imposes a higher asset-based insurance charge than the B Class and L Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of
                          1.60% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class                  The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment, and an asset-
                          based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%).


                          BONUS PAYMENT AND RECAPTURE


With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.


Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

---------------------------------------------------------------------------------------------
                                                            THEN         THEN         THEN
                                                          MAXIMUM      CURRENT      MINIMUM
                                                           BONUS        BONUS        BONUS
                                                         PERCENTAGE   PERCENTAGE   PERCENTAGE
TIER         IF CUMULATIVE PREMIUM PAYMENTS ARE:            IS:          IS:          IS:
---------------------------------------------------------------------------------------------
 1     Less than or equal to $25,000                        5.0%         4.5%         3.0%
---------------------------------------------------------------------------------------------
       Greater than $25,000 but less than or equal to
 2     $125,000                                             5.5%         4.5%         3.0%
---------------------------------------------------------------------------------------------
       Greater than $125,000 but less than or equal to
 3     $500,000                                             5.5%         4.5%         3.5%
---------------------------------------------------------------------------------------------
       Greater than $500,000 but less than or equal to
 4     $1,000,000                                           6.0%         5.5%         4.0%
---------------------------------------------------------------------------------------------
 5     Greater than $1,000,000                              7.0%         5.5%         4.5%
---------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,0000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05(tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055(tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)). When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your account value.



From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.


If you return the Contract during the "free look" period (see "Ten Day Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                  0                                      100%
------------------------------------------------------------------------------
                  1                                       65%
------------------------------------------------------------------------------
                  2                                       30%
------------------------------------------------------------------------------
                 3+                                       0%
------------------------------------------------------------------------------

If you die (or the annuitant dies if any contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.


We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request or for payment of a death benefit, due proof of death is received and accepted at our Service Center.


For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.


If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.
        For an example of how we calculate and recapture bonus amounts, see Appendix A.
        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract.
        During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges and higher surrender charges, Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS


MINIMUM AND MAXIMUM PREMIUMS. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premiums will be accepted on or after the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.


The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

   - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;
   -  amounts transferred from another IRA; and
   - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

HOW TO MAKE PAYMENTS. You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.



PREMIUM INVESTMENTS. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Basic Value Subaccount, 58% allocated to the ML Bond Subaccount, and 30% allocated to the ML Fundamental Growth Subaccount. However, you may not allocate 33 1/3% to the ML Basic Value Subaccount and 66 2/3% to the ML Fundamental Growth Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount, accumulation units are purchased.


        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.


        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.


        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.


        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.


We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Charges, Deductions and Credits - Other Charges.")


                          TRANSFERS AMONG SUBACCOUNTS


GENERAL. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.


You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:



   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;


   - limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and


   -  imposing a redemption fee on certain transfers.


Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.


Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity.


The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.


Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

                         DOLLAR COST AVERAGING PROGRAM

WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate to the subaccounts that you select, in accordance with your allocation instructions.


If you choose the Asset Allocation Program or the Rebalancing Program, or if you elect the GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly or quarterly transfer amount, we'll notify you that you need to put more money in to continue the program.

WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

                            ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.


GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.


THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.


ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:


   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth

   -  All Equity Plus


When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or account value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.



All of the asset allocation models except the All Equity Plus model may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.


CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.


INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount. If you elect the Asset Allocation Program at any time after the contract date, we will reallocate your account value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.



QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance account value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:



   - increases and decreases in account value in each subaccount due to subaccount performance,


   - increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

   -  any adjustments Roszel Advisors has made to the selected model.

If you elect the Asset Allocation Program after the Contract has been issued, the first quarterly rebalancing will occur at the end of the first calendar quarter following the election.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.


ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant's asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.



OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.



Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by affiliates of Roszel Advisors. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors' affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.


For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

The Asset Allocation Program may be altered at any time by us.

                              REBALANCING PROGRAM


Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.



If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:


   - increases and decreases in account value in each subaccount due to subaccount performance, and



   - increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.



The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.


We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS

WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program.") Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.


THE "FREE WITHDRAWAL AMOUNT"       (a) = the sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.

THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value just prior to the
                                   withdrawal.


Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. (See "Federal Income Taxes.")



        EXAMPLE. Assume that you pay an initial premium of $100,000 and a B Class Contract is issued on June 1, 2006. Assume that your account value equals $105,000 on November 1, 2006 due to positive investment performance. On that date, you withdraw $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.



Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)


MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. We will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.


SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year) plus remaining premiums no longer subject to the surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. This feature may not begin until at least 30 days after the contract date.


We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.


  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the
                                 surrender which is equal to the account value, minus any
                                 surrender charge (which varies according to the Class of the
                                 Contract), minus any recaptured bonus amount (for XC Class
                                 Contracts), minus any applicable contract fee, minus any
                                 uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See "Charges, Deductions, and Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders may be subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.
                                 Surrenders of tax sheltered annuities before age 59 1/2,
                                 death, disability, severance from employment, or hardship
                                 may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income
                                 Taxes.")

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of such premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment.


For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")

                                 DEATH BENEFIT


STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE DEATH BENEFIT EQUALS THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES (AND FOR XC CLASS CONTRACTS, ANY BONUS AMOUNTS SUBJECT TO RECAPTURE), ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.


GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 75 or under on the contract date. IF YOU PURCHASE A GMDB, UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER, OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.


The GMDB options are:

   -  Return of Premium GMDB
   -  Maximum Anniversary Value GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates.

GMDB BASE - RETURN OF PREMIUM. If you purchase the Return of Premium GMDB, the GMDB Base equals:



     -  the premiums paid into the Contract
     less                                          For this formula, each "adjusted" withdrawal
                                                   equals the amount withdrawn multiplied by
     -  "adjusted" withdrawals from the            (a) / (b) where:
        Contract.
                                                     (a) = GMDB Base and
                                                     (b) = the account value.
                                                   Both (a) and (b) are calculated immediately
                                                   prior to the withdrawal.


GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.


An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.


We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant's 80th birthday or the anniversary value on or prior to the annuitant's date of death.

        For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option".

Death Benefit               -  OPTION 1:  payment of the death benefit in a lump sum within
Options                        five years of the date of such owner's death; or
                            -  OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -  OPTION 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE
                               IRA Account, or SEP IRA Account.


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum, unless there is an eligible spousal beneficiary, and in which case we will automatically continue the Contract under the spousal beneficiary continuation option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.


Death benefit proceeds may be taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")

                    SPOUSAL BENEFICIARY CONTINUATION OPTION


If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.



Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If your spouse is over age 75 on the spousal continuation date, any GMDB option will end.



Any GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.



The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See "Guaranteed Minimum Withdrawal Benefit - Spousal Continuation," later in this Prospectus.)


                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10 days following receipt of the completed request. The annual rate of interest will not be less than 3%.

                                CONTRACT CHANGES

Changes to the              -  Requests to change the beneficiary, or annuity date of a
Contract                       Contract, if acceptable to us, will take effect as of the
                               date you sign such a request, unless we have already acted in reliance on the prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.

                                ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the annuitant's 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date.


Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract. Until the annuity date, the account value will fluctuate.


Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change, the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it.


We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, GMIB charge, or GMWB charge and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin. The contract provides for gender-based annuity purchase rates when life annuity options are chosen.


The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.

EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.


GENDER-BASED ANNUITY PURCHASE RATES. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract offers unisex annuity purchase rates.



Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.



MISSTATEMENT OF AGE OR SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.



Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.


                                ANNUITY OPTIONS


The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.



DEATH OF OWNER DURING THE ANNUITY PERIOD. If the owner dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death.



DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:


   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.


PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, the
                       beneficiary may elect to have payments continued for the
                       period guaranteed or to receive the present value of the
                       remaining guaranteed payments in a lump sum.




LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, the beneficiary may elect to have
                       payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a
                       lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.


-------------------------------

* These  options are "pure" life annuities. Therefore, it is possible for the payee to receive only  one annuity payment  if the  person (or persons)  on whose  life
  (lives)  payment is  based dies  after only  one payment  or to  receive only two annuity payments if  that person (those  persons) dies after  only two  payments, etc.


JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to
                       receive the present value of the remaining guaranteed
                       payments in a lump sum.

INDIVIDUAL             This annuity option is available only to IRA Contract
RETIREMENT ACCOUNT     owners, Roth IRA Contract owners, and SEP IRA Contract
ANNUITY                owners. Payments will be made annually based on either (a)
                       the life expectancy of the annuitant; (b) the joint life
                       expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant
                       dies before the annuity date. Each annual payment will be
                       determined in accordance with the applicable Internal
                       Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the
                       death of the measuring life or lives prior to full
                       distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.


                       GUARANTEED MINIMUM INCOME BENEFIT


GENERAL. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer an optional Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect GMWB.


             Because of the 10-year waiting period, you should not
                 purchase the GMIB rider if you are over age 60
                at issue and may need to annuitize the Contract
                     at age 70 1/2 to meet federal minimum
                      distribution requirements for IRAs,
                     SEP IRAs, and tax sheltered annuities.


If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider) expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

        IMPORTANT INFORMATION ABOUT THE GMIB RIDER:


        - If you do not annuitize under the GMIB rider, we will not refund the GMIB charges.



        - There is a 10-year waiting period before you can annuitize under the GMIB rider.



        - You must elect the GMIB rider at issue.



        - Once you elect the GMIB rider, you cannot cancel it.



        - You cannot elect the GMIB rider if the annuitant and the joint annuitant (if any) are older than age 75 on the contract date.



        - If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) applied to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.


        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.



Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex and ages of the annuitant and any joint annuitant.


GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.


GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value, on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.



        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the account value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.


We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant's 80(th) birthday (or at the joint annuitant's 80(th) birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called "Restricted Subaccounts."). The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.


   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus


      - subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less


      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

   The GMIB Roll-Up Base A will not be less than zero.

        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base A and


          (b) = the account value in all subaccounts other than the Restricted Subaccounts.


        Both (a) and (b) are calculated immediately prior to the withdrawal.

   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:

      - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus


      - subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less


      - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

   The GMIB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base B and


          (b) = the account value in the Restricted Subaccounts.


        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the oldest annuitant's 80(th) birthday (or the joint annuitant's 80(th) birthday if earlier); or

   3.  The date you exercise your GMIB.


If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% and no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.


We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities) the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund charges paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.


Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.


GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")
         For an example of the calculation of the GMIB, see Appendix C.


                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT



GENERAL



If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, we offer an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. If you elect the GMWB, you can take minimum annual payments regardless of your account value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. If you elect GMWB, you cannot elect GMIB.



You should not elect the GMWB if:



      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit;



      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or



      - you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

WHAT IS THE GMWB?



The GMWB is an optional rider that permits you to receive annual minimum payments regardless of your account value during your lifetime (or until the second annuitant's death if there are joint annuitants). There is an additional charge for this rider.


        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:


        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.



        - For purposes of the GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the "joint annuitant." The joint annuitant does not have any rights under the Contract or the rider.



        - You (and your joint annuitant, if any) must be at least 60 and not more than 80 years old when you elect the GMWB rider.



        - If you elect the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.



        - For both new and existing Contracts, you may elect EITHER the GMWB or the GMIB, BUT NOT BOTH optional benefits.



        - Please note that ALL withdrawals -- even withdrawals made while the GMWB is in effect -- REDUCE YOUR ACCOUNT VALUE AND DEATH BENEFIT.



        - We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.



HOW DO I ELECT THE GMWB RIDER?



For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, you may elect to add the GMWB rider on each third contract anniversary, provided you did not already elect the GMIB and provided the feature is still available. If you wish to add the GMWB rider to your Contract and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that third contract anniversary.


        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.



You may elect the GMWB rider only if you (and your joint annuitant, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.



If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

WHEN MAY I TAKE WITHDRAWALS?



Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the "free withdrawal amount"), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The "free withdrawal amount" is discussed earlier in this Prospectus.



In order to receive your guaranteed payments, you must request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the GMWB Base will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.



WHAT IS THE GUARANTEED LIFETIME AMOUNT?



We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.


        LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME
        AMOUNT



More specifically, we determine the initial Lifetime Income Percentage based on your age (or the age of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.



------------------------------------------------------------------------------
 AGE OF YOUNGER ANNUITANT WHEN FIRST
 WITHDRAWAL IS TAKEN ON OR AFTER THE
         GMWB EFFECTIVE DATE                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------



Once you have elected the rider, if you change or add a joint annuitant, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) annuitant's age at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.


        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse, age 66, as a joint annuitant and spousal beneficiary on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).

WHAT IF I WITHDRAW LESS THAN THE GUARANTEED LIFETIME AMOUNT EACH YEAR?



You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:


        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.



We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.



WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?



Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.



If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.


        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR GUARANTEED LIFETIME AMOUNT.



WHAT IS THE GMWB BASE?



As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.



Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the first withdrawal. The GMWB Base will be reset to equal your contract value, if higher.


        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS AND YOU WILL LOSE THE POTENTIAL FOR INCREASES THROUGH ANNUAL STEP-UPS. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.



WHEN AND HOW IS THE GMWB BASE    Calculation of your GMWB Base depends on when you make your
CALCULATED?                      first withdrawal. There are three distinct time periods
                                 that are important to consider:
     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
       DATE                      Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.
     (2) PRIOR TO THE FIRST      Prior to the first withdrawal after the GMWB Effective
       WITHDRAWAL                Date, the GMWB Base equals the GMWB MAV Base.
                                 GMWB MAV BASE: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of
                                 (a) plus (b) where:
                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                 the contract value on each contract anniversary thereafter;
                                       and
                                   (b) is the sum of all additional premiums since the last
                                 contract anniversary.
                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.
                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.
     (3) ON AND AFTER THE        If you have not exceeded the Guaranteed Lifetime Amount
       FIRST WITHDRAWAL          during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:
                                   (a) the GMWB Base immediately prior to such withdrawal
                                 less the Adjusted Excess Withdrawal; and

                                          ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                 WITHDRAWAL X GMWB BASE/ACCOUNT VALUE,
                                 WHERE BOTH THE GMWB BASE AND THE ACCOUNT
                                 VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                 EXCESS WITHDRAWAL.

                                   (b) the account value after the Excess Withdrawal.
                                 Please note that if the first withdrawal occurs on a
                                 contract anniversary, the GMWB Base immediately prior to
                                 such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.
AUTOMATIC STEP-UP                On each third contract anniversary after the first
                                 withdrawal, if the contract value is greater than the GMWB
                                 Base, we will increase or "step-up" the GMWB Base to equal such value. The GMWB charge percentage will not change as a result of any step-up.



ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?



As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under "Partial Withdrawals," earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits -- Surrender Charge" and "Charges, Deductions, and Credits -- How the Surrender Charge Works" later in this Prospectus for a discussion of how surrender charges are calculated.)



IS A MINIMUM SURRENDER VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?



While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.



MAY I CANCEL THE GMWB RIDER?



You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may be able to re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.



WHEN WILL THE GMWB RIDER TERMINATE?



The GMWB rider will terminate upon the earliest of:



      - full surrender;



      - annuitization (under the Contract);



      - death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the spousal beneficiary continuation option;



      - death of annuitant (if owner is a custodial IRA Account) if not continued under spousal beneficiary continuation option;



      - termination of the Contract;



      - establishment of an annuity date as described in "What if my Account Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or



      - cancellation of the GMWB rider.



All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract -- Inactive Contracts" in your Prospectus.)



WHAT IF MY ACCOUNT VALUE REACHES ZERO?



If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an excess withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

                           HOW GMWB SETTLEMENT WORKS



        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.



        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.



        -  We will pay a monthly payment equal to the Guaranteed
           Lifetime Amount divided by 12 until the death of the (second) annuitant.



Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.


           For an example of the operation of the Guaranteed Minimum
                      Withdrawal Benefit, see Appendix D.



REQUIRED MINIMUM DISTRIBUTIONS



If you are required to make withdrawals from your Contract to satisfy the required minimum distribution rules ("RMD") under the Internal Revenue Code, you must notify us in writing prior to such withdrawal. When we receive your written notification, if we determine that your RMD is greater than your Guaranteed Lifetime Amount, then we may reduce your GMWB Base in the following manner:



      (a) If your cumulative withdrawals (including the requested withdrawal) during the contract year do not exceed the RMD, but an excess withdrawal applies, we will limit the GMWB Base divided by the account value (where both the GMWB Base and the account value are determined immediately prior to such excess withdrawal) to an amount that does not exceed 1.0. The GMWB Base will then equal the GMWB Base immediately prior to the withdrawal less the adjusted excess withdrawal. We will NOT reduce your GMWB Base to equal your account value after the withdrawal, if lower.



      (b) If the current withdrawal causes your cumulative withdrawals for that contract year to equal or exceed the RMD, then we will limit the GMWB Base divided by the account value (where both the GMWB Base and the account value are determined immediately prior to such excess withdrawal) to an amount that does not exceed 1.0 only for a portion of the excess withdrawal equal to the excess withdrawal less the amount that cumulative withdrawals exceed the RMD. The GMWB Base divided by the account value (where both the GMWB Base and the account value are determined immediately prior to such excess withdrawal) for any remaining portion of the excess withdrawal will not be limited and the GMWB Base will be subject to reduction to the account value after the withdrawal.



NOTE: NOTWITHSTANDING THE ABOVE, IF YOU IDENTIFY AND OUR SERVICE CENTER CONFIRMS THAT AN RMD WITHDRAWAL IS LIMITED SOLELY TO THE AMOUNT NECESSARY TO SATISFY THE REQUIRED MINIMUM DISTRIBUTION FOR THE ASSETS HELD UNDER THIS CONTRACT, THEN THE WITHDRAWAL WILL NOT BE TREATED AS AN EXCESS WITHDRAWAL EVEN IF THE RMD EXCEEDS THE GUARANTEED LIFETIME AMOUNT DURING THAT CONTRACT YEAR. THE GMWB BASE IS NOT REDUCED FOR SUCH AN RMD. IT IS EQUAL TO THE GMWB BASE IMMEDIATELY PRIOR TO THE RMD. HOWEVER, ANY PORTION OF A WITHDRAWAL TAKEN TO SATISFY RMD RULES FOR ASSETS HELD OUTSIDE THIS CONTRACT WILL BE TREATED

AS AN EXCESS WITHDRAWAL TO THE EXTENT THAT CUMULATIVE WITHDRAWALS FOR THAT CONTRACT YEAR EXCEED THE GUARANTEED LIFETIME AMOUNT.



ALLOCATION GUIDELINES AND RESTRICTIONS



If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.



REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.



Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.


        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:



        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.



        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.



        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.



        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.



        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.



        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.



ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:



      - Income,



      - Income & Growth, or



      - Growth.



At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.



If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.



SPOUSAL CONTINUATION



If an eligible spousal beneficiary who was at least 60 on the spousal continuation date or a joint annuitant/ spousal beneficiary becomes the owner, we currently reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time. Only the death of the owner (or the primary annuitant, as applicable), may result in spousal continuation. However, if the joint annuitant predeceases the owner (or primary annuitant, as applicable), we will reset the GMWB Base to equal the account value less uncollected charges, if higher as of the date of the joint annuitant's death. We will also increase the Lifetime Income Percentage if higher than the existing Lifetime Income Percentage.



NOTE: YOU MUST DESIGNATE YOUR SPOUSE AS THE SOLE PRIMARY BENEFICIARY IN ORDER FOR HIM/HER TO BE ABLE TO CONTINUE THE GMWB RIDER UNDER THE SPOUSAL BENEFICIARY CONTINUATION OPTION.



BENEFIT AVAILABLE ON MATURITY DATE



If the maturity date occurs while the GMWB rider is in effect, we will provide monthly payments equal to the greater of (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the (second) annuitant.



We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.



GMWB CHARGE. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits -- GMWB Charge.")


                               INACTIVE CONTRACT

The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 36 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $5,000; and


3)   The account value (less uncollected charges) is less than $5,000.


Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. The current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

                                SURRENDER CHARGE

WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")

The surrender charge equals a percentage of each premium withdrawn. Each premium is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

--------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF PREMIUM       B CLASS   L CLASS   C CLASS   XC CLASS
--------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%       8.0%
--------------------------------------------------------------------
           1 year              6.0%      5.0%      0.0%       8.0%
--------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%       7.0%
--------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%       7.0%
--------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%       6.0%
--------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%       6.0%
--------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%       5.0%
--------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%       4.0%
--------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%       3.0%
--------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%       0.0%
--------------------------------------------------------------------


The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See "Guaranteed Minimum Withdrawal Benefit," earlier in this Prospectus.)


For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

         If you have an L Class Contract, you elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment gain or loss between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).



HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.


                              PRO RATA DEDUCTIONS


         You have a C Class Contract with a current account value of $100,000. $60,000 is in the ML Basic Value Subaccount, and $40,000 is in the ML International Index Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the ML Basic Value Subaccount and $160 (40% of $400) is deducted from the ML International Index Subaccount.


                                  CONTRACT FEE


We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.


The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee         -  We deduct this fee from your account value on each Contract
applies, we will               anniversary before the annuity date.
deduct it as
follows:

                            -  We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
                            -  We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.


                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE


If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See "Death Benefit - Guaranteed Minimum Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:


------------------------------------------------------------
                                 CURRENT GMDB   MAXIMUM GMDB
         TYPE OF GMDB              CHARGE %       CHARGE %
------------------------------------------------------------
       Return of Premium            0.15%          0.40%
------------------------------------------------------------
   Maximum Anniversary Value        0.25%          0.65%
------------------------------------------------------------


If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.


                                  GMIB CHARGE


If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMIB charges that would be collected on the next quarterversary. We deduct this GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.



                                  GMWB CHARGE



If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Withdrawal Benefit" for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB has any value.


                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.


PREMIUM TAXES. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3% (4% in Guam) for qualified plans. Although we pay these taxes when due, we won't deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.



Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction. New York does not currently impose a premium tax on annuity contracts.


                                CONTRACT CREDITS


Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.



FEDERAL INCOME TAXES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.


We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

                           TAX STATUS OF THE CONTRACT

PURCHASING THE CONTRACT. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their

Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

                             TAXATION OF ANNUITIES


DISTRIBUTIONS AND REQUIRED MINIMUM DISTRIBUTIONS. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner's death. Minimum distribution rules upon death of an owner apply to all qualified contracts.



Note: The Treasury recently made changes to the "Required Minimum Distribution Rules," which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, GMIB or GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.



WITHDRAWALS. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your "investment in the contract" to your total contract value. Your "investment in the contract" generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your "investment in the contract" can be zero.



Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:



      (1)  your account value immediately before the distribution, or



      (2) your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.



See Appendix F for GMWB tax examples.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an "investment in the contract."

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

                        INDIVIDUAL RETIREMENT ANNUITIES

TRADITIONAL IRAS. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

ROTH IRAS. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

OTHER TAX ISSUES FOR IRAS AND ROTH IRAS. Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.

                            TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.


Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.


    WHY MUST THE CONTRACTS ONLY BE QUALIFIED OR PURCHASED THROUGH QUALIFIED
                                   ACCOUNTS?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract's earnings.

   - If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

   - Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

                      TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.

                              FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

                        GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m.

(ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS


At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.


You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.


We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.



The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of account value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% (less for L and C Class Contracts) of each premium and up to 0.51% of account value per year. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS


The financial statements of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 27, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the ML of New York Variable Annuity Separate Account D as of December 31, 2005, and for each of the two years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 31, 2006, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                          ACCUMULATION UNIT VALUES(1)


                       (CONDENSED FINANCIAL INFORMATION)



                                    CLASS B



                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.46         $11.06                  0
MERRILL LYNCH CORE BOND PORTFOLIO
  3/4/2005 to 12/31/2005...............................     $10.11         $10.12         2,956.1458
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.60         $11.64                  0
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.79         $11.89         5,210.6023
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.92         $12.62           807.1695
MERRILL LYNCH INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005...............................     $11.07         $12.78                  0
MERRILL LYNCH SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.57         $11.64                  0
MERRILL LYNCH S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.68         $11.21                  0
MERRILL LYNCH LOW DURATION FUND
  3/4/2005 to 12/31/2005...............................     $ 9.99         $10.01         2,496.6868
MERRILL LYNCH LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005...............................     $11.17         $12.48         9,357.5832
MERRILL LYNCH LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.05         $12.28                  0
MERRILL LYNCH LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.07         $12.54         5,600.4581
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005...............................     $10.03         $10.14        11,190.8553
MERRILL LYNCH U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005...............................     $10.13         $10.11                  0
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.41         $11.96                  0
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.80         $11.53                  0
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005...............................     $10.67         $11.44                  0
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.88         $11.85         6,254.5158
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.75         $11.33                  0


-------------------------------


1 Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.05         $12.18                  0
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005...............................     $10.16         $10.76                  0
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005...............................     $10.54         $10.75         3,316.1465
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005...............................     $10.47         $11.02                  0
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.13         $10.26        11,154.8734
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.12         $13.54        13,794.0351
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.74         $12.33        23,921.8397
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.59         $10.95         2,708.6682
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005...............................     $10.57         $11.31         6,543.5815
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.20         $11.82         3,231.9215
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005...............................     $11.31         $12.67         7,886.2427
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.77         $11.86         6,911.7459
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005...............................     $10.14         $11.56                  0
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.77         $11.00        11,268.4658
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005...............................     $10.14         $10.39         4,785.5188
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $10.46         $11.24                  0
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.66         $10.96                  0
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005...............................     $10.94         $12.50                  0
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.63         $11.27             676.04
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.01         $10.43                  0
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.03         $12.05         2,556.4933
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.61         $11.17                  0
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.64         $11.33                  0

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.92         $12.41         2,122.1728
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005...............................     $ 9.87         $11.49         3,323.9141
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.37         $10.34         2,544.3642
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.19         $10.21        20,630.8371
PIONEER FUND
  3/4/2005 to 12/31/2005...............................     $10.76         $11.49         7,727.5544
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005...............................     $ 9.80         $10.43           846.5005
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.71         $12.37                  0
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005...............................     $11.06         $12.43         2,157.0807
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.99         $11.95         4,126.2572
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005...............................     $10.77         $11.23         9,195.8852



                                    CLASS L



                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.45         $11.03                  0
MERRILL LYNCH CORE BOND PORTFOLIO
  3/4/2005 to 12/31/2005...............................     $10.10         $10.09                  0
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.59         $11.61                  0
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.78         $11.86         7,315.5806
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.90         $12.59         3,026.8493
MERRILL LYNCH INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005...............................     $11.05         $12.75                  0
MERRILL LYNCH SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.56         $11.61                  0
MERRILL LYNCH S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.67         $11.18         1,380.8985
MERRILL LYNCH LOW DURATION FUND
  3/4/2005 to 12/31/2005...............................     $ 9.97         $ 9.99         5,310.7081
MERRILL LYNCH LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005...............................     $11.15         $12.45         1,687.6512

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.03         $12.25         2,247.4691
MERRILL LYNCH LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.05         $12.51         13,220.506
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005...............................     $10.02         $10.11        12,490.7847
MERRILL LYNCH U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005...............................     $10.11         $10.08                  0
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.39         $11.93           230.9045
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.79         $11.50                  0
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005...............................     $10.66         $11.42                  0
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.87         $11.82        13,743.1226
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.74         $11.30                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.04         $12.15         5,601.0663
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005...............................     $10.15         $10.74                  0
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005...............................     $10.53         $10.72           611.4753
AMERICAN CENTURY ULTRA(R) Fund
  3/4/2005 to 12/31/2005...............................     $10.45         $11.00                  0
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.11         $10.24        16,343.6729
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.11         $13.51        22,864.6144
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.73         $12.30         33,473.735
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.57         $10.93         9,606.0233
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005...............................     $10.56         $11.29          9,642.691
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.18         $11.79         6,533.8383
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005...............................     $11.30         $12.63        10,316.4122
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.76         $11.83                  0
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005...............................     $10.13         $11.53           242.5996
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.75         $10.97        22,664.7535

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005...............................     $10.12         $10.37         10,136.073
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $10.45         $11.21                  0
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.64         $10.93                  0
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005...............................     $10.93         $12.47                  0
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.62         $11.25           592.8077
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $ 9.99         $10.40          1,241.067
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.01         $12.02         7,310.0456
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.60         $11.15           594.6781
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.63         $11.30                  0
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.90         $12.38         4,189.8296
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005...............................     $ 9.86         $11.46         6,953.4128
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.36         $10.32                  0
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.18         $10.18        41,270.1705
PIONEER FUND
  3/4/2005 to 12/31/2005...............................     $10.75         $11.46        15,628.8914
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005...............................     $ 9.79         $10.40                  0
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.69         $12.34                  0
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005...............................     $11.05         $12.39                  0
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.98         $11.92         8,158.2259
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005...............................     $10.75         $11.20        20,335.5087



                                    CLASS C



                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.44         $11.01                 0

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH CORE BOND PORTFOLIO
  3/4/2005 to 12/31/2005...............................     $10.09         $10.08                 0
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.58         $11.59                 0
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.77         $11.84                 0
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.89         $12.57                 0
MERRILL LYNCH INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005...............................     $11.04         $12.72                 0
MERRILL LYNCH SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.55         $11.59                 0
MERRILL LYNCH S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005...............................     $10.66         $11.16                 0
MERRILL LYNCH LOW DURATION FUND
  3/4/2005 to 12/31/2005...............................     $ 9.96         $ 9.97          1,227.94
MERRILL LYNCH LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005...............................     $11.14         $12.42                 0
MERRILL LYNCH LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.02         $12.22                 0
MERRILL LYNCH LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.04         $12.49          980.3074
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005...............................     $10.01         $10.09                 0
MERRILL LYNCH U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005...............................     $10.10         $10.06                 0
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.38         $11.90                 0
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.78         $11.48                 0
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005...............................     $10.65         $11.39                 0
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.86         $11.80        2,594.9923
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.73         $11.28                 0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $11.03         $12.13                 0
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005...............................     $10.14         $10.72                 0
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005...............................     $10.52         $10.70                 0
AMERICAN CENTURY ULTRA(R) Fund
  3/4/2005 to 12/31/2005...............................     $10.44         $10.98                 0
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.10         $10.22        1,497.5924

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $11.10         $13.48          907.9984
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.72         $12.27         2,992.463
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................     $10.56         $10.90                 0
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005...............................     $10.55         $11.26                 0
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.17         $11.77          780.1977
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005...............................     $11.29         $12.61                 0
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.75         $11.81                 0
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005...............................     $10.12         $11.51                 0
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.74         $10.95         2,515.909
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005...............................     $10.12         $10.35        2,070.3271
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005...............................     $10.44         $11.19                 0
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.63         $10.91                 0
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005...............................     $10.92         $12.44                 0
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.61         $11.23                 0
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $ 9.98         $10.38                 0
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................     $11.00         $12.00                 0
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................     $10.59         $11.13                 0
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.62         $11.28                 0
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005...............................     $10.89         $12.35                 0
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005...............................     $ 9.85         $11.44          802.4295
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.35         $10.30                 0
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005...............................     $10.17         $10.16        7,528.2687
PIONEER FUND
  3/4/2005 to 12/31/2005...............................     $10.74         $11.44        1,872.7408

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005...............................     $ 9.78         $10.38                 0
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................     $10.68         $12.32                 0
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005...............................     $11.04         $12.37                 0
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................     $10.97         $11.90          514.3119
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005...............................     $10.74         $11.18        1,369.3589



                                    CLASS XC



                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERRILL LYNCH BASIC VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.44         $11.01                  0
MERRILL LYNCH CORE BOND PORTFOLIO
  3/4/2005 to 12/31/2005...............................    $ 10.09         $10.07                  0
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.58         $11.58                  0
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.76         $11.83        10,078.3687
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.89         $12.56           600.1028
MERRILL LYNCH INTERNATIONAL INDEX FUND
  3/4/2005 to 12/31/2005...............................    $ 11.04         $12.72                  0
MERRILL LYNCH SMALL CAP INDEX FUND
  3/4/2005 to 12/31/2005...............................    $ 10.55         $11.58                  0
MERRILL LYNCH S&P 500 INDEX FUND
  3/4/2005 to 12/31/2005...............................    $ 10.66         $11.15                  0
MERRILL LYNCH LOW DURATION FUND
  3/4/2005 to 12/31/2005...............................    $  9.96         $ 9.96         6,561.7774
MERRILL LYNCH LARGE CAP CORE FUND
  3/4/2005 to 12/31/2005...............................    $ 11.14         $12.41           305.6388
MERRILL LYNCH LARGE CAP GROWTH FUND
  3/4/2005 to 12/31/2005...............................    $ 11.02         $12.22                  0
MERRILL LYNCH LARGE CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 11.04         $12.48        12,636.9657
MERRILL LYNCH READY ASSETS TRUST
  3/4/2005 to 12/31/2005...............................    $ 10.01         $10.09                  0
MERRILL LYNCH U.S. GOVERNMENT FUND
  3/4/2005 to 12/31/2005...............................    $ 10.10         $10.06                  0
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.38         $11.90                  0

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
AIM BASIC VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.78         $11.47                  0
AIM MID CAP CORE EQUITY FUND
  3/4/2005 to 12/31/2005...............................    $ 10.64         $11.39                  0
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.86         $11.79        16,766.1904
ALLIANCEBERNSTEIN VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.72         $11.27                  0
ALLIANZ NFJ SMALL-CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 11.03         $12.12        12,142.5812
ALLIANZ OCC RENAISSANCE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.14         $10.71                  0
AMERICAN CENTURY EQUITY INCOME FUND
  3/4/2005 to 12/31/2005...............................    $ 10.51         $10.69                  0
AMERICAN CENTURY ULTRA(R) FUND
  3/4/2005 to 12/31/2005...............................    $ 10.44         $10.97                  0
AMERICAN FUNDS - BOND FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.10         $10.21         9,665.4177
AMERICAN FUNDS - EUROPACIFIC GROWTH FUND
  3/4/2005 to 12/31/2005...............................    $ 11.10         $13.48        10,861.4181
AMERICAN FUNDS - GROWTH FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.71         $12.27        38,789.7252
AMERICAN FUNDS - INCOME FUND OF AMERICA, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.56         $10.90         1,666.8104
AMERICAN FUNDS - INVESTMENT COMPANY OF AMERICA
  3/4/2005 to 12/31/2005...............................    $ 10.55         $11.26        10,019.8187
COHEN & STEERS REALTY INCOME FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 11.17         $11.76         9,272.0093
COLUMBIA ACORN USA
  3/4/2005 to 12/31/2005...............................    $ 11.28         $12.60         4,640.5438
DAVIS NEW YORK VENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.74         $11.80         8,883.0813
DELAWARE TREND FUND
  3/4/2005 to 12/31/2005...............................    $ 10.12         $11.50                  0
DREYFUS APPRECIATION FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.74         $10.94        19,995.9684
EATON VANCE FLOATING-RATE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.11         $10.34        11,750.8027
FIDELITY ADVISORS EQUITY GROWTH FUND
  3/4/2005 to 12/31/2005...............................    $ 10.44         $11.18                  0
FEDERATED CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................    $ 10.63         $10.91                  0
FEDERATED KAUFMANN FUND
  3/4/2005 to 12/31/2005...............................    $ 10.91         $12.44                  0
LORD ABBETT AFFILIATED FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.61         $11.22           335.6277

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
LORD ABBETT BOND-DEBENTURE FUND, INC.
  3/4/2005 to 12/31/2005...............................    $  9.98         $10.38                  0
LORD ABBETT MID-CAP VALUE FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 11.00         $11.99        12,367.1254
OPPENHEIMER CAPITAL APPRECIATION FUND
  3/4/2005 to 12/31/2005...............................    $ 10.59         $11.12                  0
OPPENHEIMER MAIN STREET FUND(R)
  3/4/2005 to 12/31/2005...............................    $ 10.61         $11.27         3,521.0126
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  3/4/2005 to 12/31/2005...............................    $ 10.89         $12.34         2,215.9624
PIMCO COMMODITYREALRETURN STRATEGY FUND
  3/4/2005 to 12/31/2005...............................    $  9.84         $11.44          9,698.572
PIMCO REAL RETURN FUND
  3/4/2005 to 12/31/2005...............................    $ 10.34         $10.29                  0
PIMCO TOTAL RETURN FUND
  3/4/2005 to 12/31/2005...............................    $ 10.16         $10.16        47,526.9891
PIONEER FUND
  3/4/2005 to 12/31/2005...............................    $ 10.73         $11.43        14,027.7609
PIONEER HIGH YIELD FUND
  3/4/2005 to 12/31/2005...............................    $  9.78         $10.38         3,746.5572
PIONEER SMALL CAP VALUE FUND
  3/4/2005 to 12/31/2005...............................    $ 10.68         $12.31                  0
TEMPLETON FOREIGN FUND
  3/4/2005 to 12/31/2005...............................    $ 11.03         $12.36        12,518.2752
TEMPLETON GROWTH FUND, INC.
  3/4/2005 to 12/31/2005...............................    $ 10.97         $11.90         6,060.6983
VAN KAMPEN COMSTOCK FUND
  3/4/2005 to 12/31/2005...............................    $ 10.74         $11.17        13,978.1614

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2006. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2007 and pay a subsequent premium of $200,000 on August 1, 2007. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT - BONUS PAYMENT AND RECAPTURE."



                                                                                                                BONUS
                                                        TRANSACTIONS          BONUS AMOUNTS                     AMOUNT
                                                     -------------------   --------------------   ACCOUNT     SUBJECT TO
DATE                                                  PREM.     WITHDR.     PAID     RECAPTURED    VALUE      RECAPTURE
-------------------------------------------------------------------------------------------------------------------------
5/10/2006  THE CONTRACT IS ISSUED                    $400,000              $18,000                $418,000     $18,000
           Premium Allocated to Tier 1 = $125,000
           Premium Allocated to Tier 2 = $275,000
           Bonus 1 = (.045 x $125,000) + (.045 x
           $275,000) = $5,625 + $12,375 = $18,000
           Bonus 1 Subj. to Recapture = Bonus
           Recapture Percentage (BRP) Year 1 x
           Bonus 1
           = 100% x $18,000 = $18,000
5/10/2007  FIRST CONTRACT ANNIVERSARY                                                             $428,000     $11,700
           Assume Account Value increased by
           $10,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 2
           x Bonus 1 = 65% x $18,000 = $11,700
7/5/2007   OWNER TAKES A $155,000 WITHDRAWAL                    $155,000             $   2,925    $273,775     $ 8,775
           Assume Account Value increased by $3,700
           due to positive investment performance.
           Bonus 1 Subj. to Recapture Before
           Withdrawal = BRP Year 2 x Bonus 1 = 65%
           x $18,000 = $11,700
           Gain = Account Value Before
           Withdrawal -- Bonus Amounts Subj. to
           Recapture -- Remaining Premiums
           = $431,700 -- $11,700 -- $400,000 =
           $20,000
           Free Withdrawal Amount = Greater of 10%
           Premium or Gain = Max ($40,000, $20,000)
           = $40,000
           Prem 1 Withdrawn = Withdrawal -- Gain =
           $155,000 -- $40,000 = $115,000
           Prem 1 Withdrawn without SC =
           Free-Out -- Gain = $40,000 -- $20,000 =
           $20,000
           Bonus 1 Recapture Ratio = Prem 1
           Withdrawn Subj. to SC/Prem 1 Remaining
           Immediately Prior
           =
           ($115,000 -- $20,000)/($400,000 -- $20,000) =
           $95,000/$380,000 = .250000
           Bonus 1 Recaptured = Bonus 1 Subj. to
           Recapture x Bonus 1 Recapture Ratio
           = $11,700 x .250000 = $2,925
           Bonus 1 Subj. to Recapture After
           Withdrawal
           = BRP Year 2 x (Bonus 1 -- Recaptured
           Amount/BRP at time of recapture)
           = 65% x ($18,000 -- $2,925/0.65) =
           $8,775
8/1/2007   OWNER PUTS IN $200,000 ADDITIONAL         $200,000              $ 5,000                $455,000     $13,775
           PREMIUM
           Assume Account Value decreased to
           $23,775 due to negative investment
           performance.
           Premium Allocated to Tier 2 = $100,000
           Premium Allocated to Tier 3 = $100,000
           Bonus 2 = (.045 x $100,000) + (.055 x
           $100,000) = $5,000
           Bonus 2 Subj. to Recapture = BRP Year 1
           x Bonus 2 = 100% x $5,000 = $5,000
           Bonus 1 Subj. to Recapture = BRP Year 2
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($18,000 -- $2,925/65%) = $8,775
5/10/2008  SECOND CONTRACT ANNIVERSARY                                                            $450,000     $ 9,050
           Assume Account Value decreased by $5,000
           due to negative investment performance.
           Bonus 1 Subj. to Recapture = BRP Year 3
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 30% x ($18,000 -- $2,925/65%) = $4,050
           Bonus 2 Subj. to Recapture = BRP Year 1
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 100% x ($5,000 -- $0) = $5,000
5/10/2009  THIRD CONTRACT ANNIVERSARY                                                             $475,000     $ 3,250
           Assume Account Value increased by
           $25,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 4
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 0% x ($18,000 -- $2,925/65%) = $0
           Bonus 2 Subj. to Recapture = BRP Year 2
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($5,000 -- $0) = $3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2006 and a subsequent premium of $10,000 on June 28, 2007. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2007 and $40,000 on September 22, 2007. Your death benefit, based on HYPOTHETICAL Account values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT SEE "GMDB BASE - MAXIMUM ANNIVERSARY VALUE."



                                                                               (A)        (B)
                                                          TRANSACTIONS        GMDB      ACCOUNT
DATE                                                    PREM.     WITHDR.   MAV BASE     VALUE             DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
5/10/2006   THE CONTRACT IS ISSUED                     $100,000             $100,000    $100,000   $100,000 (maximum of (A),(B))
            5/10/06 anniversary value = Initial
            Premium on 5/10/06 = $100,000
            GMDB MAV Base = greatest of anniversary
            values = $100,000
5/10/2007   FIRST CONTRACT ANNIVERSARY                                      $110,000    $110,000   $110,000 (maximum of (A),(B))
            Assume Account Value increased by
            $10,000 due to positive investment
            performance.
            5/10/07 anniversary value = Account
            Value on 5/10/07 = $110,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $110,000
6/28/2007   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM   $ 10,000             $120,000    $114,000   $120,000 (maximum of (A),(B))
            Assume Account Value decreased by $6,000
            due to negative investment performance.
            5/10/07 anniversary value = anniversary
            value before premium + additional
            premium
                                   = $110,000 +
            $10,000 = $120,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $120,000
8/3/2007    OWNER TAKES A $5,000 WITHDRAWAL                       $5,000    $114,000    $ 95,000   $114,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $14,000 due to negative investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            -----------------------------
            (Account Value before withdrawal)
            = $5,000 x ($120,000/$100,000)
            = $6,000
            5/10/07 anniversary value = 5/10/07
            anniversary value before w/d -- adjusted
            withdrawal
            = $120,000 -- $6,000 = $114,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $114,000
9/22/2007   OWNER TAKES A $40,000 WITHDRAWAL                      $40,000   $ 76,000    $ 80,000   $ 80,000 (maximum of (A),(B))
            Assume Account Value increased by
            $25,000 due to positive investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            -----------------------------
            (Account Value before withdrawal)
            = $40,000 x ($114,000/$120,000)
            = $38,000
            5/10/07 anniversary value = 5/10/07
            anniversary value before -- adjusted
            withdrawal
            = $114,000 -- $38,000 = $76,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $76,000
5/10/2008   SECOND CONTRACT ANNIVERSARY                                     $ 76,000    $ 70,000   $ 76,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $10,000 due to negative investment
            performance.
            5/10/07 anniversary value = $76,000
            5/10/08 anniversary value = Account
            Value on 5/10/08 = $70,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $76,000

APPENDIX C - EXAMPLE OF GMIB

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.



FACTS: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on June 1, 2006 with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



---------------------------------------------------------------------------------
                                                                  ANNUAL GMIB
CONTRACT ANNIVERSARY*                          GMIB BASE          PAYMENTS**
---------------------------------------------------------------------------------
(5(th)) June 1, 2011                           $127,628       GMIB NOT AVAILABLE
                                                                 FOR EXERCISE
---------------------------------------------------------------------------------
(10(th)) June 1, 2016                          $162,889             $10,184
---------------------------------------------------------------------------------
(15(th)) June 1, 2021                          $207,893             $14,868
---------------------------------------------------------------------------------
(20(th)) June 1, 2026                          $265,330             $21,715
---------------------------------------------------------------------------------
(25(th)) June 1, 2031***                       $265,330             $24,516
---------------------------------------------------------------------------------
(30(th)) June 1, 2036                               n/a         GMIB TERMINATED
---------------------------------------------------------------------------------



  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.



 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.



*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.



FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

APPENDIX D - EXAMPLE OF GMWB

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on May 1, 2006 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on June 15, 2009 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."


                                               TRANSACTIONS
                                            -------------------
DATE                                         PREM.     WITHDR.
---------------------------------------------------------------
5/1/2006   THE CONTRACT IS ISSUED           $100,000
           The Lifetime Income Percentage
           is 5.5% if a withdrawal were to
           be taken.
6/1/2009   THIRD CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $20,000 due to positive
           investment performance and that
           this is the highest anniversary
           value since issue. The Lifetime
           Income Percentage is now 6.0%
           since You are age 75 and You
           have not taken any previous
           withdrawals.
9/15/2009  OWNER TAKES A $7,200 WITHDRAWAL             $ 7,200
           Assume Account Value decreased
           by $9,800 to $110,200 due to
           negative investment
           performance. No adjustments
           apply since withdrawals have
           not exceeded the GLA during the
           Contract Year.
9/14/2009  OWNER TAKES A $35,000                       $35,000
           WITHDRAWAL
           Assume Account Value decreased
           by $3,000 to $100,000 due to
           negative investment
           performance. The previous
           withdrawal equaled the GLA so
           entire withdrawal is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before the excess
           withdrawal)
           -----------------------------
           (Account Value before the
           excess withdrawal)
           = ($35,000) x ($120,000 /
           $100,000) = $35,000 x (6/5)
           = $42,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($120,000 -- $42,000,
           $65,000) = $65,000
5/1/2010   FOURTH CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $1,000 to $66,000 due to
           positive investment
           performance.
           Since this is not a 3rd
           Contract Anniversary, the GMWB
           Base is not reset to the higher
           value.
11/25/2010 OWNER TAKES A $39,900                       $39,900
           WITHDRAWAL
           Assume Account Value decreased
           by $10,100 to $55,900 due to
           negative investment
           performance.
           No previous w/ds have been
           taken during the Contract Year
           so $36,000 is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before the excess
           withdrawal)
           ----------------------------
           (Account Value before the
           excess withdrawal)
           = $36,000 x ($65,000 /
           ($55,900 -- $3,900) ) = $36,000
           x (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900)
           = Min ($20,000, $16,000) =
           $16,000
5/1/2018   TWELFTH CONTRACT                            $   800
           ANNIVERSARY -- OWNER REQUESTS A
           $800 WITHDRAWAL
           Assume withdrawals equal to the
           GLA have been taken each
           Contract Year and the Automatic
           Step-Up has not changed the
           GMWB Base. Assume Account Value
           has decreased by $15,200 to
           $800 due to withdrawals and
           negative investment
           performance.
           You receive the remaining $800
           of Account Value and the
           Company pays You an additional
           $160. The GMWB Rider and Base
           Contract terminate. Lifetime
           monthly payments of $960 / 12 =
           $80 are established with an
           Annuity Date of 5/1/2019.


           ACCOUNT      GMWB
DATE        VALUE       BASE      GLA
---------
5/1/2006   $100,000   $100,000   $5,500
6/1/2009   $120,000   $120,000   $7,200
9/15/2009  $103,000   $120,000   $7,200
9/14/2009  $65,000    $ 65,000   $3,900
5/1/2010   $66,000    $ 65,000   $3,900
11/25/201  $16,000    $ 16,000   $  960
5/1/2018   $    --          *GMWB RIDER
                            TERMINATED*

APPENDIX E - GMIB AND GMWB INVESTMENT CATEGORIES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
         GMIB AND GMWB
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             Merrill Lynch Basic Value, Merrill Lynch Fundamental Growth,
                                      Merrill Lynch Large Cap Core, Merrill Lynch Large Cap
                                      Growth, Merrill Lynch Large Cap Value, Merrill Lynch S&P 500
                                      Index, AIM Basic Value, AllianceBernstein Value, Allianz CCM
                                      Capital Appreciation, American Century Ultra, American Funds
                                      Growth Fund of America, American Funds Investment Company of
                                      America, Davis New York Venture, Dreyfus Appreciation,
                                      Federated Capital Appreciation, Fidelity Advisor Equity
                                      Growth, Lord Abbett Affiliated, Marsico Growth Fund,
                                      Oppenheimer Capital Appreciation, Oppenheimer Main Street,
                                      Pioneer Fund, Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM Mid Cap Core Equity, American Century Equity Income,
                                      Federated Kaufmann, Lord Abbett Mid-Cap Value, Allianz OCC
                                      Renaissance
--------------------------------------------------------------------------------------------------
Small Cap                             Merrill Lynch Small Cap Index, Merrill Lynch Value
                                      Opportunities, AllianceBernstein Small/Mid Cap Value,
                                      Columbia Acorn USA, Delaware Trend, Oppenheimer Main Street
                                      Small Cap, Allianz NFJ Small Cap Value, Pioneer Small Cap
                                      Value
--------------------------------------------------------------------------------------------------
International                         Merrill Lynch Global SmallCap, Merrill Lynch International
                                      Index, American Funds -- EuroPacific Growth, Templeton
                                      Foreign, Templeton Growth, Pioneer Emerging Markets
--------------------------------------------------------------------------------------------------
Balanced                              Merrill Lynch Global Allocation Fund, American Funds Income
                                      Fund of America
--------------------------------------------------------------------------------------------------
Money Market                          Merrill Lynch Ready Assets Trust
--------------------------------------------------------------------------------------------------
Fixed Income                          Merrill Lynch Core Bond, Merrill Lynch Low Duration, Merrill
                                      Lynch U.S. Government, American Funds Bond Fund of America,
                                      Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO
                                      Real Return, PIMCO Total Return, Pioneer High Yield
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers Realty Income, JPMorgan Multi-Cap Market
                                      Neutral, PIMCO CommodityRealReturn Strategy,
--------------------------------------------------------------------------------------------------

APPENDIX F - GMWB TAX EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income.



     (1) Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.



     (2) Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:



        EXAMPLE 1



        Year during which Account Value goes to zero



        Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.



        Years after Account Value goes to zero



        Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.



        EXAMPLE 2



        Year during which Account Value goes to zero



        Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.



        Years after Account Value goes to zero



        Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

------------------------------------------------------------

    ML OF NEW YORK VARIABLE ANNUITY
    SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
    FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
    VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
    issued by
    ML LIFE INSURANCE COMPANY OF NEW YORK                                     STATEMENT OF
    HOME OFFICE: 222 Broadway, 2(nd) Floor                               ADDITIONAL INFORMATION
    New York, New York 10038                                                   MAY 1, 2006
    SERVICE CENTER: P.O. Box 44222                                       MERRILL LYNCH INVESTOR
    Jacksonville, Florida 32231-4222                                       CHOICE ANNUITY(SM)
    4804 Deer Lake Drive East                                                 (IRA SERIES)
    Jacksonville, Florida 32246
    PHONE: (800) 333-6524
    offered through
    MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by ML Life Insurance Company of New York ("ML of New York") as an Individual Retirement Annuity ("IRA"), Roth IRA, SEP IRA, or tax sheltered annuity that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2006, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
  Keep Well Agreement.......................................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
  Money Market Yield........................................    3
  Other Subaccount Yields...................................    4
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1
FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency, Inc.


For the year ended December 31, 2005, Distributor received $331,535 in commissions and for the years ended December 31, 2004, and 2003, Distributor did not receive any commissions in connection with the sale of the Contracts.


                              FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Separate Account and certain contracts, including these Contracts and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the year ended December 31, 2005, $4.0 million in administrative services fees were paid and for the years ended December 31, 2004, and 2003, no administrative services fees were paid in connection with the sale of the Contracts.



                              KEEP WELL AGREEMENT



On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with ML of New York. Under the agreement, at all times that ML of New York is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that ML of New York maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2005, the statutory net worth of ML of New York was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Merrill Lynch Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

                            OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES OR BONUS AMOUNTS IF APPLICABLE.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Merrill Lynch Basic Value Fund, Inc. (Class A)......  October 21, 1994        July 1, 2003
Merrill Lynch Core Bond Portfolio (Class A).........  October 21, 1994        July 1, 2003
Merrill Lynch Fundamental Growth Fund, Inc. (Class
  A)................................................  December 24, 1992       July 1, 2003
Merrill Lynch Global Allocation Fund, Inc. (Class
  A)................................................  October 21, 1994        July 1, 2003
Merrill Lynch Global SmallCap Fund, Inc. (Class
  A)................................................  August 5, 1994          May 1, 2005
Merrill Lynch International Index Fund (Class A)....  April 9, 1997           May 1, 2005
Merrill Lynch Small Cap Index Fund (Class A)........  April 9, 1997           May 1, 2005
Merrill Lynch S&P 500 Index Fund (Class A)..........  April 3, 1997           July 1, 2003
Merrill Lynch Low Duration Fund (Class A)(1)........  October 6, 2000         May 1, 2005
Merrill Lynch Large Cap Core Fund (Class A).........  December 22, 1999       May 1, 2005
Merrill Lynch Large Cap Growth Fund (Class A).......  December 22, 1999       May 1, 2005
Merrill Lynch Large Cap Value Fund (Class A)........  December 22, 1999       May 1, 2005
Merrill Lynch Ready Assets Trust....................  February 19, 1975       July 1, 2003
Merrill Lynch U.S. Government Mortgage Fund (Class
  A)................................................  September 28, 1984      July 1, 2003
Merrill Lynch Value Opportunities Fund, Inc. (Class
  A)................................................  October 21, 1994        July 1, 2003
AIM Basic Value Fund (Class A)......................  October 18, 1995        May 1, 2005
AIM Mid Cap Core Equity Fund (Class A)..............  June 9, 1987            May 1, 2005
AllianceBernstein Small/Mid Cap Value Fund (Class
  A)................................................  March 29, 2001          May 1, 2005
AllianceBernstein Value Fund (Class A)..............  March 29, 2001          May 1, 2005
Allianz CCM Capital Appreciation Fund...............  March 8, 1991           May 1, 2006
Allianz NFJ Small-Cap Value Fund (Class A)(5).......  October 1, 1991         July 1, 2003
Allianz OCC Renaissance Fund (Class A)(6)...........  April 18, 1988          July 1, 2003
American Century Equity Income Fund (Advisor
  Class)............................................  March 7, 1997           July 1, 2003
American Century Ultra(R) Fund (Advisor Class)......  October 2, 1996         May 1, 2005
American Funds The Bond Fund of America, Inc. (Class
  F)................................................  May 28, 1974          October 11, 2002
American Funds EuroPacific Growth Fund (Class F)....  April 16, 1984          May 1, 2005
American Funds The Growth Fund of America, Inc.
  (Class F).........................................  December 1, 1973      October 11, 2002
American Funds The Income Fund of America, Inc.
  (Class F).........................................  December 1, 1973      October 11, 2002
American Funds The Investment Company of America
  (Class F).........................................  January 1, 1934       October 11, 2002
Cohen & Steers Realty Income Fund, Inc. (Class A)...  September 2, 1997       May 1, 2005
Columbia Acorn USA Fund (Class A)...................  October 16, 2000        May 1, 2005
Columbia Marsico Growth Fund........................  December 31, 1997       May 1, 2006
Davis New York Venture Fund, Inc. (Class A).........  February 17, 1969       July 1, 2003
Delaware Trend Fund (Class A).......................  October 3, 1968         July 1, 2003
Dreyfus Appreciation Fund, Inc......................  January 18, 1984        May 1, 2005
Eaton Vance Floating-Rate Fund (Class A)(2).........  February 7, 2001        May 1, 2005
Fidelity Advisor Equity Growth Fund (Class A)(3)....  November 22, 1983       July 1, 2003
Federated Capital Appreciation Fund (Class A).......  January 1, 1977         May 1, 2005
Federated Kaufman Fund (Class A)(4).................  April 23, 2001          May 1, 2005

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
JPMorgan Multi-Cap Market Neutral Fund..............  May 23, 2003            May 1, 2006
Lord Abbett Affiliated Fund, Inc. (Class A).........  January 1, 1950         May 1, 2005
Lord Abbett Bond-Debenture Fund, Inc. (Class A).....  April 1, 1971           July 1, 2003
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)......  June 28, 1983           July 1, 2003
Oppenheimer Capital Appreciation Fund (Class A).....  January 22, 1981        May 1, 2005
Oppenheimer Main Street Fund(R) (Class A)...........  February 3, 1988        July 1, 2003
Oppenheimer Main Street Small Cap Fund(R) (Class
  A)................................................  August 2, 1999          May 1, 2005
PIMCO CommodityRealReturn Strategy Fund (Class
  A)(7).............................................  June 28, 2002           May 1, 2005
PIMCO Real Return Fund (Class A)....................  January 29, 1997        May 1, 2005
PIMCO Total Return Fund (Class A)(8)................  May 11, 1987            July 1, 2003
Pioneer Emerging Markets Fund.......................  June 23, 1994           May 1, 2006
Pioneer Fund (Class A)..............................  February 13, 1928       May 1, 2005
Pioneer High Yield Fund (Class A)...................  February 12, 1998       May 1, 2005
Pioneer Small Cap Value Fund (Class A)..............  February 28, 1997       May 1, 2005
Templeton Foreign Fund (Class A)....................  October 5, 1982         July 1, 2003
Templeton Growth Fund, Inc. (Class A)...............  November 29, 1954       July 1, 2003
Van Kampen Comstock Fund (Class A)..................  October 7, 1968         July 1, 2003


---------------

1 Because Class A shares were first available on September 24, 1999, performance shown for periods prior to that date will reflect performance of Class I, adjusted for expenses of Class A.

2 Because Class A shares were first available on May 5, 2003, performance shown for periods prior to that date will reflect performance of Advisers Class, adjusted for expenses of Class A.

3 Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

4 Because Class A Shares were first available on April 23, 2003, performance shown for periods prior to that date will reflect performance of Class K, adjusted for expenses of Class A. Any performance prior to April 23, 2001 is the performance of a predecessor fund.

5 Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

6 Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

7 Because Class A shares were first available on November 29, 2002, performance shown for periods prior to that date will reflect performance for the Institutional Class, adjusted for the expenses of Class A.

8 Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of ML of New York Variable Annuity Separate Account D, comprised of the divisions investing in the Merrill Lynch Basic Value Fund, Merrill Lynch Core Bond Portfolio, Merrill Lynch Fundamental Growth Fund, Merrill Lynch Global Allocation Fund, Merrill Lynch Global SmallCap Fund (commenced operations May 20,
2005), Merrill Lynch International Index Fund, Merrill Lynch Large Cap Core Fund (commenced operations May 20, 2005), Merrill Lynch Large Cap Growth Fund (commenced operations May 20, 2005), Merrill Lynch Large Cap Value Fund (commenced operations May 20, 2005), Merrill Lynch Low Duration Fund (commenced operations May 20, 2005), Merrill Lynch Ready Assets Trust , Merrill Lynch S&P 500 Index Fund, Merrill Lynch U.S. Government Fund, Merrill Lynch Value Opportunities Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small / Mid Cap Value Fund (commenced operations May 20,
2005), Allianz NFJ Small-Cap Value Fund, Allianz OCC Renaissance Fund, American Century Equity Income Fund, American Funds Bond Fund of America, American Funds Growth Fund of America, American Funds Income Fund of America, American Funds Investment Company of America. American Funds EuroPacific Growth Fund (commenced operations May 20, 2005), Cohen & Steers Realty Income Fund (commenced operations May 20, 2005), Columbia Acorn USA (commenced operations May 20,
2005), Davis New York Venture Fund, Delaware Trend Fund, Dreyfus Appreciation Fund (commenced operations May 20,
2005), Eaton Vance Floating-Rate Fund (commenced operations May 20, 2005), Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Overseas Fund, Lord Abbett Affiliated Fund (commenced operations May 20, 2005), Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Mid Cap Growth Fund, MFS Research International Fund, Oppenheimer Capital Appreciation Fund (commenced operations May 20, 2005), Oppenheimer Global Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund (commenced operations May 20, 2005), Oppenheimer Quest Opportunity Value Fund, PIMCO CommodityRealReturn Strategy Fund (commenced operations May 20, 2005), PIMCO Real Return Fund (commenced operations May 20, 2005), PIMCO Total Return Fund, Pioneer Fund (commenced operations May 20, 2005), Pioneer High Yield Fund (commenced operations May 20, 2005), Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Smaller-Cap Value Fund, Templeton Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity and Income Fund, (collectively, the "Divisions"), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2005, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

New York, New York
March 31, 2006

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                            Basic                 Core             Fundamental
                                                                            Value                 Bond                Growth
                                                                             Fund              Portfolio               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Merrill Lynch Basic Value Fund, 27 shares
      (Cost $833)                                                   $               849  $                    $

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Merrill Lynch Core Bond Portfolio, 194 shares
      (Cost $2,273)                                                                                    2,247

  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Merrill Lynch Fundamental Growth Fund, 30 shares
      (Cost $487)                                                                                                            564
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               849  $             2,247  $              564
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               849  $             2,247  $              564
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                           Global                Global             Large Cap
                                                                          Allocation           SmallCap              Core
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Merrill Lynch Global Allocation Fund, 385 shares
      (Cost $6,412)                                                 $             6,510  $                    $

  Investment in Merrill Lynch Global SmallCap Fund, Inc. (Note 1):
    Merrill Lynch Global SmallCap Fund, 2 shares
      (Cost $55)                                                                                          56

  Investment in Merrill Lynch Large Cap Series Funds, Inc. (Note 1):
    Merrill Lynch Large Cap Core Fund, 11 shares
      (Cost $142)                                                                                                            141
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             6,510  $                56  $              141
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             6,510  $                56  $              141
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch
                                                                            Large                Large            Merrill Lynch
                                                                             Cap                  Cap                  Low
                                                                            Growth               Value              Duration
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in Merrill Lynch Large Cap Series Funds, Inc. (Note 1):
    Merrill Lynch Large Cap Growth Fund, 3 shares
      (Cost $25)                                                    $                28  $                    $

    Merrill Lynch Large Cap Value Fund, 24 shares
      (Cost $408)                                                                                        405

  Investment in Merrill Lynch Investment Managers Funds, Inc. (Note 1):
    Merrill Lynch Low Duration Fund, 16 shares
      (Cost $156)                                                                                                            155
                                                                      ------------------ -------------------- -------------------
    Total Assets                                                    $                28  $               405  $              155
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                28  $               405  $              155
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                            Ready               S&P 500               U.S.
                                                                            Assets               Index             Government
                                                                            Trust                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Merrill Lynch Ready Assets Trust, 1,641 shares
      (Cost $1,641)                                                 $             1,641  $                    $

  Investments in Merrill Lynch Index Funds, Inc. (Note 1):
    Merrill Lynch S&P Index 500 Fund, 99 shares
      (Cost $1,502)                                                                                    1,515

  Investment in Merrill Lynch U.S. Government Fund (Note 1):
    Merrill Lynch U.S. Government Fund, 25 shares
      (Cost $259)                                                                                                            255
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             1,641  $             1,515  $              255
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,641  $             1,515  $              255
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch
                                                                            Value                 AIM                 AIM
                                                                        Opportunities        Constellation       Premier Equity
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Value Opportunities Fund, Inc. (Note 1):
    Merrill Lynch Value Opportunities Fund, 94 shares
      (Cost $2,467)                                                 $             2,417  $                    $

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 5 shares
      (Cost $103)                                                                                        115

  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund, 5 shares
      (Cost $46)                                                                                                              52
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             2,417  $               115  $               52
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,417  $               115  $               52
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                AllianceBernstein
                                                                      AllianceBernstein    AllianceBernstein    Small / Mid Cap
                                                                      Growth and Income     Large Cap Growth          Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in AllianceBerstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth and Income Fund, 343 shares
      (Cost $1,296)                                                 $             1,317  $                    $

  Investment in AllianceBerstein Large Cap Growth Fund, Inc. (Note 1):
    AllianceBernstein Large Cap Growth Fund, 22 shares
      (Cost $417)                                                                                        460

  Investments in AllianceBerstein Value Funds (Note 1):
    AllianceBernstein Small / Mid Cap Value Fund, 29 shares
      (Cost $495)                                                                                                            465
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             1,317  $               460  $              465
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,317  $               460  $              465
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Allianz                              American Centry
                                                                         NFJ Small-Cap          Allianz              Equity
                                                                             Value          OCC Renaissance          Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in Allianz Funds (Note 1):
    Allianz NFJ Small-Cap Value Fund, 101 shares
      (Cost $2,861)                                                 $             2,925  $                    $

    Allianz OCC Renaissance Fund, 50 shares
      (Cost $1,176)                                                                                    1,080

  Investment in American Century Capital Portfolios, Inc. (Note 1)
    American Century Equity Income Fund, 70 shares
      (Cost $566)                                                                                                            548
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             2,925  $             1,080  $              548
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,925  $             1,080  $              548
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                      American Funds       American Funds       American Funds
                                                                        Bond Fund           Growth Fund          Income Fund
                                                                        of America           of America           of America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in American Funds (Note 1):
    American Funds The Bond Fund of America, Inc., 473 shares
      (Cost $6,333)                                                 $             6,245  $                    $

    American Funds The Growth Fund of America, Inc., 501 shares
      (Cost $13,109)                                                                                  15,435

    American Funds The Income Fund of America, Inc., 487 shares
      (Cost $8,830)                                                                                                        8,819
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             6,245  $            15,435  $            8,819
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             6,245  $            15,435  $            8,819
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds       American Funds
                                                                          Investment          EuroPacific        Cohen & Steers
                                                                           Company              Growth            Realty Income
                                                                          of America              Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in American Funds (cont'd) (Note 1):
    American Funds The Investment Company of America, 185 shares
      (Cost $5,391)                                                 $             5,815  $                    $

    American Funds EuroPacific Growth Fund, 16 shares
      (Cost $638)                                                                                        654

  Investment in Cohen & Steers Realty Income Fund, Inc. (Note 1):
    Cohen & Steers Realty Income Fund, Inc., 15 shares
      (Cost $260)                                                                                                            233
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             5,815  $               654  $              233
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,815  $               654  $              233
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Davis
                                                                                                New York            Delaware
                                                                          Columbia              Venture              Trend
                                                                          Acorn USA               Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Columbia Acorn Trust (Note 1):
    Columbia Acorn USA, 11 shares
      (Cost $288)                                                   $               289  $                    $

  Investment in Davis New York Venture Fund, Inc (Note 1):
    Davis New York Venture Fund, Inc., 138 shares
      (Cost $4,221)                                                                                    4,662

  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 26 shares
      (Cost $504)                                                                                                            579
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               289  $             4,662  $              579
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               289  $             4,662  $              579
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                    Fidelity
                                                                           Dreyfus            Eaton Vance           Advisor
                                                                         Appreciation        Floating-Rate        Equity Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Dreyfus Appreciation Fund, Inc (Note 1):
    Dreyfus Appreciation Fund, 16 shares
      (Cost $620)                                                   $               619  $                    $

  Investment in Eaton Vance Floating-Rate Fund
    Eaton Vance Floating-Rate Fund, 29 shares
      (Cost $298)                                                                                        298

  Investments in Fidelity Advisor Series I (Note 1):
    Fidelity Advisor Equity Growth Fund, 3 shares
      (Cost $145)                                                                                                            164
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               619  $               298  $              164
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               619  $               298  $              164
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity             Fidelity
                                                                           Advisor              Advisor            Lord Abbett
                                                                           Mid Cap             Overseas            Affiliated
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in Fidelity Advisor Series I (cont'd) (Note 1):
    Fidelity Advisor Mid Cap Fund, 11 shares
      (Cost $252)                                                   $               265  $                    $

  Investment in Fidelity Advisor Series VIII (Note 1):
    Fidelity Advisor Overseas Fund, 12 shares
      (Cost $190)                                                                                        231

  Investment in Lord Abbett Affiliated Fund, Inc. (Note 1):
    Lord Abbett Affiliated Fund, 1 share
      (Cost $19)                                                                                                              18
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               265  $               231  $               18
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               265  $               231  $               18
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett
                                                                         Lord Abbett            Mid-Cap                MFS
                                                                        Bond-Debenture           Value             Core Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 166 shares
      (Cost $1,317)                                                 $             1,297  $                    $

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 187 shares
      (Cost $4,027)                                                                                    4,187

  Investment in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 74 shares
      (Cost $1,263)                                                                                                        1,294
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             1,297  $             4,187  $            1,294
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,297  $             4,187  $            1,294
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS              Oppenheimer
                                                                           Mid Cap              Research             Capital
                                                                            Growth           International        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in MFS Series Trust IV (Note 1):
    MFS Mid-Cap Growth Fund, 41 shares
      (Cost $325)                                                   $               377  $                    $

  Investment in MFS Series Trust I (Note 1):
    MFS Research International Fund, 15 shares
      (Cost $236)                                                                                        261

  Investment In Oppenheimer Capital Appreciation Fund (Note 1):
    Oppenheimer Capital Appreciation Fund, 1 share
      (Cost $6)                                                                                                                7
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               377  $               261  $                7
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               377  $               261  $                7
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer          Oppenheimer          Main Street
                                                                            Global            Main Street           Small Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 4 shares
      (Cost $242)                                                   $               273  $                    $

  Investment in Oppenheimer Main Street Fund (Note 1):
    Oppenheimer Main Street Fund, 11 shares
      (Cost $407)                                                                                        413

  Investment in Oppenheimer Main Street Small Cap Fund (Note 1):
    Oppenheimer Main Street Small Cap Fund, 5 shares
      (Cost $107)                                                                                                            105
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               273  $               413  $              105
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               273  $               413  $              105
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO
                                                                         Oppenheimer           Commodity
                                                                      Quest Opportunity        RealReturn             PIMCO
                                                                            Value               Strategy           Real Return
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Quest for Value Fund (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 2 shares
      (Cost $56)                                                    $                56  $                    $

  Investments in PIMCO Funds (Note 1):
    PIMCO CommodityRealReturn Strategy Fund, 16 shares
      (Cost $263)                                                                                        238

    PIMCO Real Return Fund, 2 shares
      (Cost $27)                                                                                                              26
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $                56  $               238  $               26
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                56  $               238  $               26
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            PIMCO                                    Pioneer
                                                                         Total Return           Pioneer            High Yield
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in PIMCO Funds (cont'd) (Note 1):
    PIMCO Total Return Fund, 425 shares
      (Cost $4,550)                                                 $             4,463  $                    $

  Investment in Pioneer Fund (Note 1):
    Pioneer Fund, 10 shares
      (Cost $439)                                                                                        450

  Investment in Pioneer High Yield Fund (Note 1):
    Pioneer High Yield Fund, 4 shares
      (Cost $50)                                                                                                              48
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             4,463  $               450  $               48
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,463  $               450  $               48
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Putnam
                                                                         Putnam Fund         International           Putnam
                                                                         for Growth              Equity             Voyager
                                                                          and Income              Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in The Putnam Fund Growth and Income (Note 1):
    Putnam Fund for Growth and Income, 5 shares
      (Cost $86)                                                    $                96  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 9 shares
      (Cost $187)                                                                                        230

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 57 shares
      (Cost $989)                                                                                                            989
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $                96  $               230  $              989
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                96  $               230  $              989
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Smaller-Cap Value Fund, 18 shares
      (Cost $268)                                                   $               277  $                    $

  Investments in Templeton Funds, Inc. (Note 1):
    Templeton Foreign Fund, 172 shares
      (Cost $2,052)                                                                                    2,183

    Templeton Growth Fund, 26 shares
      (Cost $605)                                                                                                            604
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               277  $             2,183  $              604
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               277  $             2,183  $              604
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen          Equity and
                                                                            Growth              Comstock             Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 21 shares
      (Cost $263)                                                   $               332  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 134 shares
      (Cost $2,459)                                                                                    2,394

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 183 shares
      (Cost $1,573)                                                                                                        1,590
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               332  $             2,394  $            1,590
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               332  $             2,394  $            1,590
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                            Basic                 Core             Fundamental
                                                                            Value                 Bond                Growth
                                                                             Fund              Portfolio               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                10  $               140  $                4
 Asset-Based Insurance Charges (Note 7)                                             (10)                 (48)                 (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   92                  (3)
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 2                  (11)                  3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (18)                 (32)                 41
 Capital Gain Distributions (Note 2)                                                 38                    0                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     22                  (43)                 44
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           22                   49                  41
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              24                  107                   1
 Contract Owner Withdrawals                                                          (1)                 (42)                (16)
 Net Transfers In (Out) (Note 3)                                                     86                  789                  (5)
 Contract Charges (Note 7)                                                           (4)                 (14)                 (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             105                  840                 (24)
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                             127                  889                  17
Net Assets, Beginning of Period                                                     722                1,358                 547
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               849  $             2,247  $              564
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                           Global                Global           International
                                                                          Allocation           SmallCap               Index
                                                                            Fund                  Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               124  $                 0  $                0
 Asset-Based Insurance Charges (Note 7)                                             (82)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       42                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               360                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (125)                   1                   0
 Capital Gain Distributions (Note 2)                                                286                    3                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    521                    4                   0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          563                    4                   0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              57                    0                  (1)
 Contract Owner Withdrawals                                                        (105)                   0                   0
 Net Transfers In (Out) (Note 3)                                                   (721)                  52                   1
 Contract Charges (Note 7)                                                          (19)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (788)                  52                   0
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (225)                  56                   0
Net Assets, Beginning of Period                                                   6,735                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             6,510  $                56  $                0
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                          Large Cap              Large                Large
                                                                             Core                 Cap                  Cap
                                                                             Fund                Growth               Value
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 7)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (1)                   3                  (3)
 Capital Gain Distributions (Note 2)                                                  4                    0                  15
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      3                    3                  13
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                    3                  12
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              (4)                   0                  11
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                    142                   26                 383
 Contract Charges (Note 7)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             138                   25                 393
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             141                   28                 405
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               141  $                28  $              405
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                            Low                  Ready              S&P 500
                                                                          Duratiom               Assets               Index
                                                                            Fund                 Trust                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                23  $               37
 Asset-Based Insurance Charges (Note 7)                                               0                  (12)                (23)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        1                   11                  14
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                 125
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    0                 (74)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    0                  51
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   11                  65
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2               15,497                  10
 Contract Owner Withdrawals                                                           0                   (9)                 (3)
 Net Transfers In (Out) (Note 3)                                                    153              (15,444)                (20)
 Contract Charges (Note 7)                                                           (1)                  (5)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             154                   39                 (22)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             155                   50                  43
Net Assets, Beginning of Period                                                       0                1,591               1,472
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               155  $             1,641  $            1,515
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch
                                                                             U.S.                Value                AIM
                                                                          Government         Opportunities        Constellation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                51  $                 0  $                0
 Asset-Based Insurance Charges (Note 7)                                             (18)                 (26)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       33                  (26)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (25)                  18                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (13)                (148)                  7
 Capital Gain Distributions (Note 2)                                                  1                  326                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (37)                 196                   7
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (4)                 170                   6
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              52                   21                  27
 Contract Owner Withdrawals                                                         (26)                  (9)                  0
 Net Transfers In (Out) (Note 3)                                                 (1,105)                 341                   5
 Contract Charges (Note 7)                                                           (4)                  (7)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,083)                 346                  32
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (1,087)                 516                  38
Net Assets, Beginning of Period                                                   1,342                1,901                  77
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               255  $             2,417  $              115
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                       Premier Equity      Growth and Income    Large Cap Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 7)                                              (1)                  (2)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  (1)                 (3)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 2                    1                   3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    4                  34
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      2                    5                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    4                  34
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    4                   0
 Contract Owner Withdrawals                                                          (2)                   0                  (2)
 Net Transfers In (Out) (Note 3)                                                     (8)               1,133                 331
 Contract Charges (Note 7)                                                            0                   (2)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (10)               1,135                 327
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              (9)               1,139                 361
Net Assets, Beginning of Period                                                      61                  178                  99
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                52  $             1,317  $              460
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      AllianceBernstein          Allianz
                                                                       Small / Mid Cap        NFJ Small-Cap         Allianz
                                                                             Value                Value          OCC Renaissance
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                45  $                0
 Asset-Based Insurance Charges (Note 7)                                              (2)                 (32)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                  13                 (13)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   98                   8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (30)                 (75)               (207)
 Capital Gain Distributions (Note 2)                                                 44                  198                 157
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     14                  221                 (42)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                  234                 (55)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                  181                  30
 Contract Owner Withdrawals                                                           0                  (38)                 (1)
 Net Transfers In (Out) (Note 3)                                                    444                  529                   6
 Contract Charges (Note 7)                                                            0                   (9)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             453                  663                  32
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             465                  897                 (23)
Net Assets, Beginning of Period                                                       0                2,028               1,103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               465  $             2,925  $            1,080
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                       American Century       American Funds      American Funds
                                                                        Equity Income           Bond Fund          Growth Fund
                                                                             Fund              of America          of America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                57  $               198  $              102
 Asset-Based Insurance Charges (Note 7)                                             (42)                 (48)               (185)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       15                  150                 (83)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 2                  (14)                562
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (45)                (119)              1,251
 Capital Gain Distributions (Note 2)                                                 64                    0                 121
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     21                 (133)              1,934
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           36                   17               1,851
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             145                   95                 511
 Contract Owner Withdrawals                                                         (52)                 (37)               (171)
 Net Transfers In (Out) (Note 3)                                                 (2,684)               2,774               1,010
 Contract Charges (Note 7)                                                           (8)                 (21)                (54)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,599)               2,811               1,296
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (2,563)               2,828               3,147
Net Assets, Beginning of Period                                                   3,111                3,417              12,288
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               548  $             6,245  $           15,435
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                             American Funds      American Funds
                                                                        American Funds         Investment         EuroPacific
                                                                         Income Fund            Company              Growth
                                                                          of America           of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               239  $               116  $               10
 Asset-Based Insurance Charges (Note 7)                                             (79)                 (67)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      160                   49                   8
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               141                   36                   3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (314)                  63                  17
 Capital Gain Distributions (Note 2)                                                160                  143                  18
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (13)                 242                  38
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          147                  291                  46
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              81                  174                  14
 Contract Owner Withdrawals                                                         (69)                 (57)                 (1)
 Net Transfers In (Out) (Note 3)                                                  4,244                  558                 595
 Contract Charges (Note 7)                                                          (28)                 (19)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,228                  656                 608
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           4,375                  947                 654
Net Assets, Beginning of Period                                                   4,444                4,868                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             8,819  $             5,815  $              654
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Davis
                                                                       Cohen & Steers                               New York
                                                                        Realty Income          Columbia              Venture
                                                                             Fund              Acorn USA              Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 4  $                 0  $               29
 Asset-Based Insurance Charges (Note 7)                                              (1)                  (1)                (51)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                   (1)                (22)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                 250
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (27)                   1                 117
 Capital Gain Distributions (Note 2)                                                 26                    7                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                   8                 367
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            2                    7                 345
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    8                 112
 Contract Owner Withdrawals                                                           0                    0                 (52)
 Net Transfers In (Out) (Note 3)                                                    232                  275                 (82)
 Contract Charges (Note 7)                                                           (1)                  (1)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             231                  282                 (35)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             233                  289                 310
Net Assets, Beginning of Period                                                       0                    0               4,352
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               233  $               289  $            4,662
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                          Delaware              Dreyfus           Eaton Vance
                                                                            Trend             Appreciation        Floating-Rate
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 6  $                2
 Asset-Based Insurance Charges (Note 7)                                              (7)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)                   5                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     20                   (2)                  0
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     30                   (2)                  0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           23                    3                   1
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                   14                   6
 Contract Owner Withdrawals                                                         (25)                  (1)                  0
 Net Transfers In (Out) (Note 3)                                                      2                  603                 291
 Contract Charges (Note 7)                                                           (1)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (5)                 616                 297
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              18                  619                 298
Net Assets, Beginning of Period                                                     561                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               579  $               619  $              298
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity             Fidelity            Fidelity
                                                                           Advisor              Advisor              Advisor
                                                                        Equity Growth           Mid Cap             Overseas
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                2
 Asset-Based Insurance Charges (Note 7)                                              (2)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                   2                  (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 2                    2                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      6                  (14)                 22
 Capital Gain Distributions (Note 2)                                                  0                   26                   4
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      8                   14                  27
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            6                   16                  26
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                    0                   1
 Contract Owner Withdrawals                                                          (2)                  (1)                (12)
 Net Transfers In (Out) (Note 3)                                                     (9)                 (15)                 (2)
 Contract Charges (Note 7)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              (3)                 (17)                (13)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                               3                   (1)                 13
Net Assets, Beginning of Period                                                     161                  266                 218
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               164  $               265  $              231
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Lord Abbett
                                                                         Lord Abbett          Lord Abbett            Mid-Cap
                                                                          Affiliated         Bond-Debenture           Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                74  $               17
 Asset-Based Insurance Charges (Note 7)                                               0                  (15)                (48)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   59                 (31)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   (1)                 78
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  (58)                (79)
 Capital Gain Distributions (Note 2)                                                  1                    0                 306
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      1                  (59)                305
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    0                 274
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             (25)                  12                 168
 Contract Owner Withdrawals                                                           0                  (21)                (38)
 Net Transfers In (Out) (Note 3)                                                     43                  120                 931
 Contract Charges (Note 7)                                                           (1)                  (6)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              17                  105               1,049
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              18                  105               1,323
Net Assets, Beginning of Period                                                       0                1,192               2,864
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                18  $             1,297  $            4,187
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  MFS                  MFS
                                                                             MFS                Mid Cap             Research
                                                                         Core Growth             Growth           International
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                2
 Asset-Based Insurance Charges (Note 7)                                              (2)                  (5)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                  (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    2                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     10                    9                  12
 Capital Gain Distributions (Note 2)                                                  0                    0                  22
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     10                   11                  40
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                    6                  39
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   13                  19
 Contract Owner Withdrawals                                                           0                   (9)                 (2)
 Net Transfers In (Out) (Note 3)                                                  1,112                   17                 (32)
 Contract Charges (Note 7)                                                            0                   (2)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,116                   19                 (17)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,124                   25                  22
Net Assets, Beginning of Period                                                     170                  352                 239
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,294  $               377  $              261
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer
                                                                           Capital            Oppenheimer          Oppenheimer
                                                                         Appreciation            Global            Main Street
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                9
 Asset-Based Insurance Charges (Note 7)                                               0                   (3)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   (1)                  3
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   21                  43
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   (1)                (21)
 Capital Gain Distributions (Note 2)                                                  0                   10                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                   30                  22
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   29                  25
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   6
 Contract Owner Withdrawals                                                           1                    1                  (5)
 Net Transfers In (Out) (Note 3)                                                      6                  (76)                (37)
 Contract Charges (Note 7)                                                            0                   (1)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               7                  (76)                (38)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                               7                  (47)                (13)
Net Assets, Beginning of Period                                                       0                  320                 426
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                 7  $               273  $              413
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
													              PIMCO
                                                                         Oppenheimer          Oppenheimer            Commodity
                                                                         Main Street       Quest Opportunity        RealReturn
                                                                          Small Cap              Value               Strategy
                                                                             Fund                Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 4  $               44
 Asset-Based Insurance Charges (Note 7)                                               0                   (5)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   (1)                 43
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (53)                (12)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                  (1)                (24)
 Capital Gain Distributions (Note 2)                                                  5                   69                   1
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      3                   15                 (35)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                   14                   8
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    7                  (3)
 Contract Owner Withdrawals                                                           0                   (5)                  0
 Net Transfers In (Out) (Note 3)                                                    100                  (12)                235
 Contract Charges (Note 7)                                                            0                   (2)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             102                  (12)                230
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             105                    2                 238
Net Assets, Beginning of Period                                                       0                   54                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               105  $                56  $              238
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            PIMCO                PIMCO
                                                                         Real Return          Total Return           Pioneer
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               107  $                1
 Asset-Based Insurance Charges (Note 7)                                               0                  (45)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   62                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (23)                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (1)                 (51)                 10
 Capital Gain Distributions (Note 2)                                                  0                   30                   1
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                 (44)                 11
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (1)                  18                  11
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  126                  13
 Contract Owner Withdrawals                                                           1                  (29)                  0
 Net Transfers In (Out) (Note 3)                                                     26                  256                 426
 Contract Charges (Note 7)                                                            0                  (12)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              27                  341                 439
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              26                  359                 450
Net Assets, Beginning of Period                                                       0                4,104                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                26  $             4,463  $              450
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Putnam
                                                                           Pioneer            Putnam Fund         International
                                                                          High Yield          for Growth             Equity
                                                                             Fund              and Income             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 1  $                5
 Asset-Based Insurance Charges (Note 7)                                               0                   (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        1                    0                   2
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    1                   5
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                   1                  17
 Capital Gain Distributions (Note 2)                                                  2                    2                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    4                  22
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    4                  24
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   0
 Contract Owner Withdrawals                                                           0                   (4)                  0
 Net Transfers In (Out) (Note 3)                                                     47                    0                 (11)
 Contract Charges (Note 7)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              47                   (4)                (11)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              48                    0                  13
Net Assets, Beginning of Period                                                       0                   96                 217
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                48  $                96  $              230
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Seligman
                                                                            Putnam            Smaller-Cap           Templeton
                                                                           Voyager               Value               Foreign
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               33
 Asset-Based Insurance Charges (Note 7)                                               0                   (6)                (27)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   (6)                  6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   19                 143
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  (55)                (72)
 Capital Gain Distributions (Note 2)                                                  0                    7                 107
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                  (29)                178
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                  (35)                184
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    1                 172
 Contract Owner Withdrawals                                                           0                   (8)                (23)
 Net Transfers In (Out) (Note 3)                                                    987                 (225)               (548)
 Contract Charges (Note 7)                                                           (1)                  (3)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             986                 (235)               (408)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             986                 (270)               (224)
Net Assets, Beginning of Period                                                       3                  547               2,407
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               989  $               277  $            2,183
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               Van Kampen
                                                                          Templeton            Aggressive          Van Kampen
                                                                            Growth               Growth             Comstock
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $                 0  $               33
 Asset-Based Insurance Charges (Note 7)                                              (9)                  (4)                (24)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  (4)                  9
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                61                    7                  54
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (26)                  28                (171)
 Capital Gain Distributions (Note 2)                                                 28                    0                 224
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     63                   35                 107
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           62                   31                 116
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                    0                  18
 Contract Owner Withdrawals                                                          (9)                  (1)                 (6)
 Net Transfers In (Out) (Note 3)                                                   (118)                 (21)              1,196
 Contract Charges (Note 7)                                                           (3)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (102)                 (24)              1,204
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             (40)                   7               1,320
Net Assets, Beginning of Period                                                     644                  325               1,074
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               604  $               332  $            2,394
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                    Divisions Investing In
                                                                    =====================
                                                                          Van Kampen
                                                                          Equity and
                                                                            Income
                                                                             Fund
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                23
 Asset-Based Insurance Charges (Note 7)                                             (15)
                                                                    --------------------
  Net Investment Income (Loss)                                                        8
                                                                    --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                60
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (63)
 Capital Gain Distributions (Note 2)                                                 64
                                                                    --------------------
  Net Gain (Loss) on Investments                                                     61
                                                                    --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19
 Contract Owner Withdrawals                                                          (9)
 Net Transfers In (Out) (Note 3)                                                    673
 Contract Charges (Note 7)                                                           (2)
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             681
                                                                    --------------------
Total Increase (Decrease) in Net Assets                                             750
Net Assets, Beginning of Period                                                     840
                                                                    --------------------
Net Assets, End of Period                                           $             1,590
                                                                    ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch                             Merrill Lynch
                                                                            Basic            Merrill Lynch         Fundamental
                                                                            Value              Core Bond             Growth
                                                                            Fund               Portfolio              Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $                24  $                0
 Asset-Based Insurance Charges (Note 7)                                              (7)                  (9)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        1                   15                  (7)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    1                  32
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     17                    4                  24
 Capital Gain Distributions (Note 2)                                                 27                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            45                    5                  56
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           46                   20                  49
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               5                   48                  11
 Contract Owner Withdrawals                                                          (1)                  (3)                 (1)
 Net Transfers In (Out) (Note 3)                                                    416                  976                 164
 Contract Charges (Note 7)                                                           (1)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             419                1,018                 171
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             465                1,038                 220
Net Assets, Beginning of Period                                                     257                  320                 327
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               722  $             1,358  $              547
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch        Merrill Lynch
                                                                            Global               Ready                S&P
                                                                          Allocation             Assets             500 Index
                                                                            Fund                 Trust                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                80  $                17  $               20
 Asset-Based Insurance Charges (Note 7)                                             (32)                 (28)                (26)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       48                  (11)                 (6)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                86                    0                 168
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    187                    0                 (18)
 Capital Gain Distributions (Note 2)                                                 38                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                           311                    0                 150
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          359                  (11)                144
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             120               37,734                 350
 Contract Owner Withdrawals                                                         (20)                (153)                 (2)
 Net Transfers In (Out) (Note 3)                                                  4,995              (39,039)               (753)
 Contract Charges (Note 7)                                                          (10)                  (4)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,085               (1,462)               (410)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           5,444               (1,473)               (266)
Net Assets, Beginning of Period                                                   1,291                3,064               1,738
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             6,735  $             1,591  $            1,472
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        Merrill Lynch        Merrill Lynch
                                                                             U.S.                Value                 AIM
                                                                          Government         Opportunities        Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                43  $                 0  $                0
 Asset-Based Insurance Charges (Note 7)                                             (20)                 (18)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       23                  (18)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (1)                  23                   4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                   58                  (1)
 Capital Gain Distributions (Note 2)                                                  0                  108                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             4                  189                   3
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           27                  171                   2
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             116                   24                   0
 Contract Owner Withdrawals                                                         (14)                  (1)                 (3)
 Net Transfers In (Out) (Note 3)                                                    236                1,154                  20
 Contract Charges (Note 7)                                                           (5)                  (3)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             333                1,174                  16
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             360                1,345                  18
Net Assets, Beginning of Period                                                     982                  556                  59
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,342  $             1,901  $               77
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                0
 Asset-Based Insurance Charges (Note 7)                                              (1)                  (2)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                   0                  (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   12                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    6                   7
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             2                   18                   7
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   18                   6
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               5                    0                  12
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                      8                   65                  45
 Contract Charges (Note 7)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              13                   64                  57
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              14                   82                  63
Net Assets, Beginning of Period                                                      47                   96                  36
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                61  $               178  $               99
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Allianz NFJ            Allianz          American Centry
                                                                          Small-Cap               OCC                Equity
                                                                            Value             Renaissance            Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                28  $                 0  $              170
 Asset-Based Insurance Charges (Note 7)                                             (18)                 (21)                (29)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       10                  (21)                141
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                69                  244                  98
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    114                   35                 (14)
 Capital Gain Distributions (Note 2)                                                107                    0                 130
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                           290                  279                 214
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          300                  258                 355
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                   37                  77
 Contract Owner Withdrawals                                                          (8)                  (8)                (14)
 Net Transfers In (Out) (Note 3)                                                  1,155                  147               1,817
 Contract Charges (Note 7)                                                           (6)                  (4)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,187                  172               1,870
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,487                  430               2,225
Net Assets, Beginning of Period                                                     541                  673                 886
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,028  $             1,103  $            3,111
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           American             American            American
                                                                            Funds                Funds                Funds
                                                                             Bond                Growth              Income
                                                                            Fund of              Fund of             Fund of
									    America		 America	     America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                73  $                38  $               87
 Asset-Based Insurance Charges (Note 7)                                             (21)                 (88)                (33)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       52                  (50)                 54
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 5                   43                  29
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     21                  902                 215
 Capital Gain Distributions (Note 2)                                                  0                    0                  26
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            26                  945                 270
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           78                  895                 324
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              81                  242                  82
 Contract Owner Withdrawals                                                          (8)                 (29)                (21)
 Net Transfers In (Out) (Note 3)                                                  2,558                8,750               2,723
 Contract Charges (Note 7)                                                          (10)                 (27)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,621                8,936               2,774
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           2,699                9,831               3,098
Net Assets, Beginning of Period                                                     718                2,457               1,346
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             3,417  $            12,288  $            4,444
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           American
                                                                            Funds                Davis
                                                                          Investment            New York            Delaware
                                                                           Company              Venture               Trend
                          						  of America		 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                63  $                30  $                0
 Asset-Based Insurance Charges (Note 7)                                             (44)                 (33)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       19                   (3)                 (5)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                12                   39                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    251                  272                  41
 Capital Gain Distributions (Note 2)                                                 53                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                           316                  311                  47
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          335                  308                  42
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             146                   42                  21
 Contract Owner Withdrawals                                                          (7)                 (10)                 (5)
 Net Transfers In (Out) (Note 3)                                                  2,845                3,164                 302
 Contract Charges (Note 7)                                                          (13)                  (9)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,971                3,187                 316
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           3,306                3,495                 358
Net Assets, Beginning of Period                                                   1,562                  857                 203
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             4,868  $             4,352  $              561
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity             Fidelity
                                                                           Advisor              Advisor             Fidelity
                                                                            Equity                Mid               Advisor
                                                                            Growth                Cap               Overseas
									     Fund		  Fund		      Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 7)                                              (2)                 (10)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                 (10)                 (3)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                  124                  (3)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                  (14)                 12
 Capital Gain Distributions (Note 2)                                                  0                   25                   1
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             4                  135                  10
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            2                  125                   7
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                   18                   0
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                      7                 (290)                127
 Contract Charges (Note 7)                                                            0                   (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               8                 (274)                126
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              10                 (149)                133
Net Assets, Beginning of Period                                                     151                  415                  85
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               161  $               266  $              218
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Lord Abbett          Lord Abbett              MFS
                                                                            Bond-               Mid-Cap               Core
                                                                          Debenture              Value               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                45  $                11  $                0
 Asset-Based Insurance Charges (Note 7)                                              (9)                 (29)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       36                  (18)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 3                  261                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     28                  199                  15
 Capital Gain Distributions (Note 2)                                                  0                  121                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            31                  581                  15
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           67                  563                  13
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              33                   83                   0
 Contract Owner Withdrawals                                                         (16)                 (14)                  0
 Net Transfers In (Out) (Note 3)                                                    806                1,537                  21
 Contract Charges (Note 7)                                                           (4)                  (5)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             819                1,601                  19
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             886                2,164                  32
Net Assets, Beginning of Period                                                     306                  700                 138
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,192  $             2,864  $              170
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS
                                                                           Mid Cap              Research           Oppenheimer
                                                                            Growth           International           Global
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                1
 Asset-Based Insurance Charges (Note 7)                                              (3)                  (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (3)                   0                  (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    5                  13
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     37                   12                  24
 Capital Gain Distributions (Note 2)                                                  0                   11                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            41                   28                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           38                   28                  35
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              30                    0                   0
 Contract Owner Withdrawals                                                          (4)                   0                   0
 Net Transfers In (Out) (Note 3)                                                     96                  195                 210
 Contract Charges (Note 7)                                                           (1)                   0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             121                  195                 209
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             159                  223                 244
Net Assets, Beginning of Period                                                     193                   16                  76
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               352  $               239  $              320
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer          Oppenheimer             PIMCO
                                                                             Main                Quest                Total
                                                                            Street            Opportunity            Return
                                                                            Fund              Value Fund              Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 4  $                 0  $               76
 Asset-Based Insurance Charges (Note 7)                                              (4)                  (1)                (47)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   (1)                 29
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    0                  (8)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     20                    1                 (37)
 Capital Gain Distributions (Note 2)                                                  0                    3                 173
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            24                    4                 128
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           24                    3                 157
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              20                    0                 183
 Contract Owner Withdrawals                                                          (1)                   0                 (21)
 Net Transfers In (Out) (Note 3)                                                    229                   22               2,149
 Contract Charges (Note 7)                                                           (2)                   0                 (13)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             246                   22               2,298
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             270                   25               2,455
Net Assets, Beginning of Period                                                     156                   29               1,649
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               426  $                54  $            4,104
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Putnam               Putnam
                                                                          Fund for          International           Putnam
                                                                          Growth and            Equity              Voyager
                                                                           Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 3  $                0
 Asset-Based Insurance Charges (Note 7)                                              (1)                  (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      7                   18                   0
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                             7                   21                   0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            7                   22                   0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               5                    7                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     56                  105                   3
 Contract Charges (Note 7)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              61                  112                   3
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              68                  134                   3
Net Assets, Beginning of Period                                                      28                   83                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                96  $               217  $                3
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                14  $                29  $                6
 Asset-Based Insurance Charges (Note 7)                                              (5)                 (17)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        9                   12                  (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                35                   51                  23
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     47                  154                  16
 Capital Gain Distributions (Note 2)                                                  0                    3                  12
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            82                  208                  51
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           91                  220                  50
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              40                  106                  37
 Contract Owner Withdrawals                                                          (3)                   0                  (7)
 Net Transfers In (Out) (Note 3)                                                    115                1,198                 424
 Contract Charges (Note 7)                                                           (1)                  (3)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             151                1,301                 452
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             242                1,521                 502
Net Assets, Beginning of Period                                                     305                  886                 142
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               547  $             2,407  $              644
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $               14
 Asset-Based Insurance Charges (Note 7)                                              (3)                  (8)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (3)                   1                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                   24                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     36                   95                  57
 Capital Gain Distributions (Note 2)                                                  0                    0                   1
                                                                    -------------------- -------------------- -------------------
  Net Gain on Investments                                                            37                  119                  59
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           34                  120                  66
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                   24                  12
 Contract Owner Withdrawals                                                           0                   (1)                 (5)
 Net Transfers In (Out) (Note 3)                                                     78                  772                 397
 Contract Charges (Note 7)                                                           (1)                  (2)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              78                  793                 401
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             112                  913                 467
Net Assets, Beginning of Period                                                     213                  161                 373
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               325  $             1,074  $              840
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML OF NEW YORK INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account D ("Separate Account D"), a separate account of ML of New York Insurance Company ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of sixty-nine investment divisions that support two annuity contracts - IRA Annuity and the Investor Choice Annuity IRA Series (available for sale effective May 25, 2005). Only investment divisions with balances at December 31, 2005 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2005 or 2004 are shown in the Statements of Operations and Change in Net Assets. The investment divisions are as follows:

      Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

      Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund"). The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

      Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, an indirect subsidiary of Merrill Lynch & Co.

      Merrill Lynch Global Allocation Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. ("Global Allocation"). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.

      Merrill Lynch Global SmallCap Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global SmallCap Fund, Inc. ("Global SmallCap").The investment advisor to Global SmallCap is MLIM, an indirect subsidiary of Merrill Lynch & Co.

      Merrill Lynch Index Funds, Inc. - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

      Merrill Lynch Large Cap Series Funds, Inc. - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Large Cap Series Funds, Inc. ("Large Cap Series"). The investment advisor to Large Cap Series is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

      Merrill Lynch Investment Managers Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Investment Managers Funds, Inc. ("Investment Managers Funds"). The investment advisor to Investment Managers Funds is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co

      Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust ("Ready Assets"). The investment advisor to Ready Assets is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

      Merrill Lynch U.S. Government Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Fund, Inc. ("Government Fund"). The investment advisor to Government Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co. Effective July 1, 2005 the Merrill Lynch U.S. Government Mortgage Fund was renamed the Merrill Lynch U.S. Government Fund.

      Merrill Lynch Value Opportunities Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Value Opportunities Fund, Inc.("Value Opportunities"). The investment advisor to Value Opportunities is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co. Effective July 26, 2004 the Small Cap Value Fund was renamed the Value Opportunities Fund.

      AIM Growth Series - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Growth Series ("AIM Growth Series"). The investment advisor to AIM Growth Series is AIM Advisors, Inc.

      AIM   Equity  Funds - One  of the investment divisions
      invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor to AIM Equity is AIM Advisors, Inc.

      AIM Funds Group - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor to AIM Funds is AIM Advisors, Inc.

      AllianceBernstein Growth and Income Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The investment advisor to Growth & Income is AllianceBernstein Capital Management L.P.

      AllianceBernstein Large Cap Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Premier Growth Fund, Inc. ("Large Cap Growth"). The investment advisor to Premier Growth is AllianceBernstein Capital Management L.P. Effective December 31, 2004 the Premier Growth Fund was renamed the Large Cap Growth Fund.

      AllianceBernstein Value Funds - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Value Funds. ("Value Funds"). The investment advisor to Value Funds is AllianceBernstein Capital Management L.P.

      Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Allianz Funds. ("Allianz Funds"). The investment advisor to Allianz Funds is Allianz Global Investors Fund Management LLC. Effective July 1, 2005, the PIMCO NFJ Small-Cap Value Fund was renamed the Allianz NFJ Small-Cap Value Fund. Effective July 1, 2005,the PIMCO PEA Renaissance Fund was renamed the Allianz OCC Renaissance Fund.

      American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios, Inc.("Capital Portfolios"). The investment advisor to Capital Portfolios is American Century Investment Management, Inc.

      American Century Mutual Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Mutual Funds, Inc. ("American Century Mutual Funds"). The investment advisor to Capital Portfolios is American Century Investment Management, Inc.

      The American Funds - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

      Cohen & Steers Realty Income Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Cohen & Steers Realty Income, Inc. ("Cohen & Steers Realty"). The investment advisor to Cohen & Steers Realty is Cohen & Steers Capital Management, Inc.

      Columbia Acorn Trust.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Columbia Acorn Trust. ("Columbia Acorn"). The investment advisor to Columbia Acorn is Columbia Acorn Asset Management, L.P.

      Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

      Delaware Group Equity Funds III- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

      Dreyfus Appreciation Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Dreyfus Appreciation Fund Inc. ("Dreyfus Appreciation"). The investment advisor to Dreyfus Appreciation is The Dreyfus Corporation.

      Eaton Vance Floating-Rate Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Eaton Vance Floating-Rate Fund ("Eaton Vance Floating Rate"). The investment advisor to Eaton Vance Floating Rate is Boston Management and Research.

      Federated  Equity   Funds - Two   of   the  investment
      divisions invests in the shares of a single mutual fund portfolio of the Federated Equity Funds ("Federated Equity"). The investment advisor to Federated Equity is Federated Equity Management Company of Pennsylvania

      Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company.The Advisor Mid Cap fund was closed to allocations of premiums and contract value from new investors as of November 26, 2004.

      Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

      Lord Abbett Affiliated Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Affiliated Fund, Inc. ("Affiliated Fund"). The investment advisor to Affiliated Fund is Lord, Abbett & Co. LLC

      Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond-Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

      Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc. ("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

      MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

      MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

      Oppenheimer Capital Appreciation Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Capital Appreciation Fund("Oppenheimer Capital Appreciation"). The investment advisor to Oppenheimer Capital Appreciation is OppenheimerFunds, Inc.

      Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund ("Oppenheimer Global"). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.

      Oppenheimer Main Street Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Fund ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is OppenheimerFunds, Inc.

      Oppenheimer Main Street Small Cap Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Small Cap Fund ("Oppenheimer Main Street Small Cap"). The investment advisor to Oppenheimer Main Street Small Cap is OppenheimerFunds, Inc.

      Oppenheimer Quest for Value Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Fund ("Oppenheimer Quest"). The investment advisor to Oppenheimer Quest is OppenheimerFunds, Inc.

      PIMCO Funds - Three of the investment divisions invest in the shares of a single mutual fund portfolio of the PIMCO Funds ("PIMCO Funds"). The investment advisor to PIMCO Funds is Pacific Investment Management Company, LLC.

      Pioneer Fund - One of the investment divisions invest in the shares of a single mutual fund portfolio of the Pioneer Fund ("Pioneer Fund"). The investment advisor to Pioneer Fund is Pioneer Investment Management, Inc.

      Pioneer High Yield Fund - One of the investment divisions invest in the shares of a single mutual fund portfolio of the Pioneer High Yield Fund ("Pioneer High Yield"). The investment advisor to Pioneer High Yield is Pioneer Investment Management, Inc.

      Pioneer Small Cap Value Fund - One of the investment divisions invest in the shares of a single mutual fund portfolio of the Pioneer Small Cap Value Fund("Pioneer Small Cap"). The investment advisor to Pioneer High Yield is Pioneer Investment Management, Inc.

      The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth"). The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

      Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management.

      Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund ("Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

      Seligman Value Fund Series, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund Series, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Incorporated.

      Templeton Funds, Inc.- Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds, Inc. ("Templeton Funds"). The investment advisor to Templeton Funds is Templeton Global Advisors Limited ("Templeton Advisors").

      Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Asset Management.

      Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management.

      Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management.

   The assets of Separate Account D are registered in the name of ML of New York. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management  to  make estimates  and  assumptions
   that   affect  the   reported   amounts  of   assets  and
   liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Ordinary dividends and capital gain distributions are recognized on the ex- dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The operations of Separate Account D are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.

4. SUBSEQUENT EVENT

   On February 15, 2006, Merrill Lynch announced that it had signed a definitive agreement under which it would transfer its MLIM investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest.

5. PURCHASES AND SALES OF INVESTMENTS

The  cost of  purchases and  proceeds from sales of investments for the period ended December 31, 2005 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Merrill Lynch Basic Value Fund                                    $               156  $                12
  Merrill Lynch Core Bond Portfolio                                               4,266                3,334
  Merrill Lynch Fundamental Growth Fund                                              14                   41
  Merrill Lynch Global Allocation Fund                                            3,226                3,686
  Merrill Lynch Global SmallCap Fund                                                 56                    1
  Merrill Lynch International Index Fund                                              1                    1
  Merrill Lynch Large Cap Core Fund                                                 147                    5
  Merrill Lynch Large Cap Growth Fund                                                25                    0
  Merrill Lynch Large Cap Value Fund                                                424                   17
  Merrill Lynch Low Duration Fund                                                   164                    8
  Merrill Lynch Ready Assets Trust                                                7,002                6,951
  Merrill Lynch S&P 500 Index Fund                                                1,376                1,384
  Merrill Lynch U.S. Government Fund                                              1,186                2,236
  Merrill Lynch Value Opportunities Fund                                            747                  100
  AIM Constellation Fund                                                             33                    2
  AIM Premier Equity Fund                                                            11                   22
  AllianceBernstein Growth and Income Fund                                        1,137                    5
  AllianceBernstein Large Cap Growth Fund                                           338                   14
  AllianceBernstein Small / Mid Cap Value Fund                                      517                   22
  Allianz NFJ Small-Cap Value Fund                                                1,396                  522
  Allianz OCC Renaissance Fund                                                      461                  285
  American Century Equity Income Fund                                             1,513                4,034
  American Funds Bond Fund of America                                             4,198                1,236
  American Funds Growth Fund of America                                           3,850                2,515
  American Funds Income Fund of America                                           5,777                1,229
  American Funds Investment Company of America                                    1,062                  214
  American Funds EuroPacific Growth Fund                                            687                   52
  Cohen & Steers Realty Income Fund                                                 278                   18
  Columbia Acorn USA                                                                308                   20
  Davis New York Venture Fund                                                     2,115                2,172
  Delaware Trend Fund                                                                56                   68
  Dreyfus Appreciation Fund                                                         649                   29
  Eaton Vance Floating-Rate Fund                                                    308                   10
  Fidelity Advisor Equity Growth Fund                                                11                   16
  Fidelity Advisor Mid Cap Fund                                                      56                   45
  Fidelity Advisor Overseas Fund                                                      8                   18
  Lord Abbett Affiliated Fund                                                        44                   25
  Lord Abbett Bond-Debenture Fund                                                   553                  389
  Lord Abbett Mid-Cap Value Fund                                                  2,028                  704
  MFS Core Growth Fund                                                            1,115                    3
  MFS Mid Cap Growth Fund                                                            30                   14
  MFS Research International Fund                                                    47                   43
  Oppenheimer Capital Appreciation Fund                                               6                    0
  Oppenheimer Global Fund                                                            93                  160
  Oppenheimer Main Street Fund                                                      547                  584



<In thousands)
                                                                          Purchases              Sales
                                                                    -------------------  --------------------
  Oppenheimer Main Street Small Cap Fund                            $               121  $                14
  Oppenheimer Quest Opportunity Value Fund                                        1,051                  995
  PIMCO CommodityRealReturn Strategy Fund                                           416                  142
  PIMCO Real Return Fund                                                             27                    0
  PIMCO Total Return Fund                                                         2,621                2,187
  Pioneer Fund                                                                      467                   28
  Pioneer High Yield Fund                                                            50                    0
  Putnam Fund for Growth and Income                                                   4                    6
  Putnam International Equity Fund                                                   10                   20
  Putnam Voyager Fund                                                               986                    0
  Seligman Smaller-Cap Value Fund                                                   112                  345
  Templeton Foreign Fund                                                            804                1,097
  Templeton Growth Fund                                                             610                  685
  Van Kampen Aggressive Growth Fund                                                   0                   28
  Van Kampen Comstock Fund                                                        3,065                1,629
  Van Kampen Equity and Income Fund                                               1,259                  506
                                                                    -------------------- --------------------
                                                                    $            59,625  $            39,928
                                                                    ==================== ====================

6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding  distributions  of capital gains,  received by  the investment  division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Merrill Lynch Basic Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           53  $     11.01 $     16.00 $          849           1.29%       1.25%       1.65%      1.86%       2.26%
  31-Dec-2004           46        15.65       15.65            722           1.49        1.30        1.30       8.71        8.71
  31-Dec-2003           18        14.39       14.39            257           1.30        1.30        1.30      18.55       18.55

Merrill Lynch Core Bond Portfolio
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          207  $    10.07  $     10.85 $        2,247           3.76%       1.25%       1.65%      0.06%       0.46%
  31-Dec-2004          126       10.80        10.80          1,358           3.47        1.30        1.30       2.69        2.69
  31-Dec-2003           30       10.52        10.52            320           2.60        1.30        1.30      -0.10       -0.10

Merrill Lynch Fundamental Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           40  $    11.58  $     14.19 $          564           0.69%       1.25%       1.65%      7.21%       7.64%
  31-Dec-2004           42       13.18        13.18            547           0.00        1.30        1.30       5.11        5.11
  31-Dec-2003           26       12.53        12.53            327           0.00        1.30        1.30      16.79       16.79

Merrill Lynch Global Allocation Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          367  $    11.83  $     18.14 $        6,510           1.97%       1.25%       1.65%      8.48%       8.91%
  31-Dec-2004          404       16.65        16.65          6,735           3.25        1.30        1.30      12.76       12.76
  31-Dec-2003           87       14.76        14.76          1,291           7.80        1.30        1.30      16.21       16.21



Merrill Lynch Global SmallCap Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            4  $    12.56  $     12.62 $           56           0.00%       1.25%       1.65%     15.25%      15.54%

Merrill Lynch Large Cap Core Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           11  $     12.41 $     12.48 $          141           0.00%       1.25%       1.65%     11.40%      11.67%

Merrill Lynch Large Cap Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            2  $    12.22  $     12.28 $           28           0.00%       1.25%       1.65%     10.80%      11.07%

Merrill Lynch Large Cap Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           32  $    12.48  $     12.54 $          405           0.00%       1.25%       1.65%     13.00%      13.27%

Merrill Lynch Low Duration Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           16  $     9.96  $     10.01 $          155           3.33%       1.25%       1.65%     -0.02%       0.23%

Merrill Lynch Ready Assets Trust
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          164  $    10.01  $     10.14 $        1,641           2.52%       1.25%       1.65%      0.89%       1.29%
  31-Dec-2004          161        9.89         9.89          1,591           0.79        1.30        1.30      -0.51       -0.51
  31-Dec-2003          308        9.93         9.93          3,064           0.54        1.30        1.30      -0.41       -0.41



Merrill Lynch S&P 500 Index Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          102  $    11.15  $     14.92 $        1,515           2.07%       1.25%       1.65%      2.63%       3.04%
  31-Dec-2004          102       14.48        14.48          1,472           1.00        1.30        1.30       8.76        8.76
  31-Dec-2003          131       13.31        13.31          1,738           4.55        1.30        1.30      13.15       13.15

Merrill Lynch U.S. Government Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           24  $    10.06  $     10.41 $          255           3.56%       1.25%       1.65%      0.01%       0.41%
  31-Dec-2004          129       10.37        10.37          1,342           2.80        1.30        1.30       1.77        1.77
  31-Dec-2003           96       10.19        10.19            982           3.90        1.30        1.30       0.33        0.33

Merrill Lynch Value Opportunities Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          127  $    11.90  $     19.08 $        2,417           0.00%       1.25%       1.65%      7.96%       8.39%
  31-Dec-2004          108       17.60        17.60          1,901           0.00        1.30        1.30      12.54       12.54
  31-Dec-2003           36       15.63        15.63            556           0.00        1.30        1.30      22.07       22.07

AIM Constellation Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            8  $     14.69 $     14.69 $          115           0.00%       1.30%       1.30%      7.02%       7.02%
  31-Dec-2004            6        13.72       13.72             77           0.00        1.30        1.30       4.78        4.78
  31-Dec-2003            5        13.09       13.09             59           0.00        1.30        1.30      14.61       14.61

AIM Premier Equity Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            4  $     13.93 $     13.93 $           52           0.07%       1.30%       1.30%      3.86%       3.86%
  31-Dec-2004            5        13.41       13.41             61           0.00        1.30        1.30       4.08        4.08
  31-Dec-2003            4        12.88       12.88             47           0.00        1.30        1.30      11.71       11.71



AllianceBernstein Growth & Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           83  $     15.89 $     15.89 $        1,317           0.26%       1.30%       1.30%      2.41%       2.41%
  31-Dec-2004           11        15.51       15.51            178           1.30        1.30        1.30      10.44       10.44
  31-Dec-2003            7        14.04       14.04             96           0.00        1.30        1.30      13.74       13.74

AllianceBernstein Large Cap Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           32  $     14.54 $     14.54 $          460           0.00%       1.30%       1.30%     12.64%      12.64%
  31-Dec-2004            8        12.91       12.91             99           0.00        1.30        1.30       6.75        6.75
  31-Dec-2003            3        12.09       12.09             36           0.00        1.30        1.30      10.61       10.61

AllianceBernstein Small / Mid Cap Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           39  $    11.79  $     11.85 $          465           0.00%       1.25%       1.65%      8.53%       8.79%

Allianz NFJ Small-Cap Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          165  $     12.12 $     18.39 $        2,925           1.86%       1.25%       1.65%      8.47%       8.91%
  31-Dec-2004          120        16.89       16.89          2,028           2.02        1.30        1.30      21.45       21.45
  31-Dec-2003           39        13.90       13.90            541           5.20        1.30        1.30      17.06       17.06

Allianz OCC Renaissance Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           53  $     10.71 $     20.44 $        1,080           0.00%       1.25%       1.65%     -5.23%      -4.86%
  31-Dec-2004           51        21.49       21.49          1,103           0.00        1.30        1.30      14.01       14.01
  31-Dec-2003           36        18.84       18.84            673           0.00        1.30        1.30      32.51       32.51


American Century Equity Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           39  $     10.69 $     14.58 $          548           1.76%       1.25%       1.65%      0.48%       0.88%
  31-Dec-2004          215        14.45       14.45          3,111           7.62        1.30        1.30      10.77       10.77
  31-Dec-2003           68        13.04       13.04            886           4.23        1.30        1.30      12.50       12.50

American Funds Bond Fund of America
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          511  $     10.21 $     12.38 $        6,245           5.29%       1.25%       1.65%      0.61%       1.31%
  31-Dec-2004          278        12.30       12.30          3,417           4.52        1.30        1.30       4.46        4.46
  31-Dec-2003           61        11.77       11.77            718           5.20        1.30        1.30       2.58        2.58

American Funds Growth Fund of America
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          921  $     12.27 $     17.29 $       15,435           0.72%       1.25%       1.65%     12.72%      14.71%
  31-Dec-2004          801        15.33       15.33         12,288           0.56        1.30        1.30      10.47       10.47
  31-Dec-2003          177        13.88       13.88          2,457           0.19        1.30        1.30      14.89       14.89

American Funds Income Fund of America
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          585  $     10.90 $     15.18 $        8,819           3.90%       1.25%       1.65%      2.07%       3.41%
  31-Dec-2004          299        14.87       14.87          4,444           3.43        1.30        1.30      11.48       11.48
  31-Dec-2003          101        13.33       13.33          1,346           4.88        1.30        1.30      12.90       12.90

American Funds Investment Company of America
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          388  $     11.26 $     15.26 $        5,815           2.25%       1.25%       1.65%      5.46%       6.95%
  31-Dec-2004          337        14.46       14.46          4,868           1.86        1.30        1.30       8.33        8.33
  31-Dec-2003          117        13.35       13.35          1,562           2.93        1.30        1.30      14.17       14.17



American Funds EuroPacific Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           48  $    13.48  $     13.54 $          654           8.10%       1.25%       1.65%     21.38%      21.68%

Cohen & Steers Realty Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           20  $    11.76  $     11.82 $          233           7.40%       1.25%       1.65%      5.27%       5.53%

Columbia Acorn USA
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           23  $     12.60 $     12.67 $          289           0.00%       1.25%       1.65%     11.63%      11.90%


Davis New York Venture Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          281  $     11.80 $     16.88 $        4,662           0.74%       1.25%       1.65%      8.82%       9.26%
  31-Dec-2004          282        15.45       15.45          4,352           1.18        1.30        1.30      10.89       10.89
  31-Dec-2003           62        13.93       13.93            857           3.90        1.30        1.30      16.83       16.83

Delaware Trend Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           35  $     11.50 $     16.77 $          579           0.00%       1.25%       1.65%      3.33%       3.75%
  31-Dec-2004           35        16.16       16.16            561           0.00        1.30        1.30      10.81       10.81
  31-Dec-2003           14        14.58       14.58            203           0.00        1.30        1.30      15.06       15.06

Dreyfus Appreciation Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           56  $    10.94  $     11.00 $          619           6.21%       1.25%       1.65%      1.83%       2.08%



Eaton Vance Floating-Rate Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           29  $    10.34  $     10.39 $          298           5.07%       1.25%       1.65%      2.23%       2.48%

Federated Capital Appreciation Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            0  $    10.91  $     10.96 $            0           0.00%       1.25%       1.65%      2.54%       2.79%

Federated Kaufmann Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            0  $    12.44  $     12.50 $            0           0.00%       1.25%       1.65%     13.92%      14.20%

Fidelity Advisor Equity Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           11  $     11.18 $     14.30 $          164           0.00%       1.25%       1.65%      3.61%       4.02%
  31-Dec-2004           12        13.75       13.75            161           0.00        1.30        1.30       1.48        1.48
  31-Dec-2003           11        13.54       13.54            151           0.00        1.30        1.30      14.83       14.83

Fidelity Advisor Mid Cap Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           14  $     18.83 $     18.83 $          265           1.90%       1.30%       1.30%      6.95%       6.95%
  31-Dec-2004           15        17.60       17.60            266           0.00        1.30        1.30      14.46       14.46
  31-Dec-2003           27        15.37       15.37            415           0.00        1.30        1.30      19.52       19.52

Fidelity Advisor Overseas Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           12  $     18.54 $     18.54 $          231           1.06%       1.30%       1.30%     12.81%      12.81%
  31-Dec-2004           13        16.43       16.43            218           0.00        1.30        1.30      11.50       11.50
  31-Dec-2003            6        14.73       14.73             85           0.00        1.30        1.30      28.76       28.76



Lord Abbett Affiliated Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            2  $    11.22  $     11.27 $           18           2.62%       1.25%       1.65%      5.71%       5.97%

Lord Abbett Bond-Debenture Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           96  $     10.38 $     13.61 $        1,297           6.56%       1.25%       1.65%     -0.15%       0.25%
  31-Dec-2004           88        13.58       13.58          1,192           6.50        1.30        1.30       7.12        7.12
  31-Dec-2003           24        12.67       12.67            306           3.90        1.30        1.30       7.22        7.22

Lord Abbett Mid-Cap Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          244  $     11.99 $     17.64 $        4,187           0.46%       1.25%       1.65%      6.35%       6.77%
  31-Dec-2004          173        16.52       16.52          2,864           0.49        1.30        1.30      22.45       22.45
  31-Dec-2003           52        13.49       13.49            700           1.95        1.30        1.30      16.63       16.63

MFS Core Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           96  $     13.51 $     13.51 $        1,294           0.00%       1.30%       1.30%      5.01%       5.01%
  31-Dec-2004           13        12.86       12.86            170           0.00        1.30        1.30       8.75        8.75
  31-Dec-2003           12        11.82       11.82            138           0.00        1.30        1.30       6.96        6.96

MFS Mid Cap Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           23  $     16.74 $     16.74 $          377           0.00%       1.30%       1.30%      1.33%       1.33%
  31-Dec-2004           21        16.51       16.51            352           0.00        1.30        1.30      12.95       12.95
  31-Dec-2003           13        14.61       14.61            193           0.00        1.30        1.30      14.92       14.92



MFS Research International Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           14  $     18.56 $     18.56 $          261           0.77%       1.30%       1.30%     14.65%      14.65%
  31-Dec-2004           15        16.18       16.18            239           1.30        1.30        1.30      18.80       18.80
  31-Dec-2003            1        13.62       13.62             16           0.00        1.30        1.30      23.74       23.74

Oppenheimer Capital Appreciation Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            1  $    11.12  $     11.17 $            7           3.05%       1.25%       1.65%      4.96%       5.22%

Oppenheimer Global Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           14  $     19.07 $     19.07 $          273           0.83%       1.30%       1.30%     12.33%      12.33%
  31-Dec-2004           19        16.97       16.97            320           0.43        1.30        1.30      17.10       17.10
  31-Dec-2003            5        14.49       14.49             76           0.00        1.30        1.30      27.09       27.09

Oppenheimer Main Street Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           29  $     11.27 $     14.51 $          413           1.75%       1.25%       1.65%      3.96%       4.38%
  31-Dec-2004           31        13.90       13.90            426           1.30        1.30        1.30       7.94        7.94
  31-Dec-2003           12        12.87       12.87            156           2.60        1.30        1.30      13.32       13.32

Oppenheimer Main Street Small Cap Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            9  $    12.34  $     12.41 $          105           0.00%       1.25%       1.65%     13.30%      13.58%

Oppenheimer Quest Opportunity Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            4  $     13.38 $     13.38 $           56           0.94%       1.30%       1.30%      0.50%       0.50%
  31-Dec-2004            4        13.31       13.31             54           0.00        1.30        1.30       8.05        8.05
  31-Dec-2003            2        12.31       12.31             29           0.00        1.30        1.30      11.56       11.56



PIMCO CommodityRealReturn Strategy Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           21  $     11.44 $     11.49 $          238          52.42%       1.25%       1.65%     16.12%      16.40%

PIMCO Real Return Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            3  $     10.29 $     10.34 $           26           7.39%       1.25%       1.65%     -0.53%      -0.29%

PIMCO Total Return Bond Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          411  $     10.16 $     11.14 $        4,463           3.13%       1.25%       1.65%      0.69%       1.09%
  31-Dec-2004          372        11.02       11.02          4,104           2.10        1.30        1.30       3.27        3.27
  31-Dec-2003          155        10.67       10.67          1,649           2.60        1.30        1.30      -0.27       -0.27

Pioneer Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           39  $     11.43 $     11.49 $          450           1.14%       1.25%       1.65%      6.49%       6.75%

Pioneer High Yield Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            5  $     10.38 $     10.43 $           48           5.41%       1.25%       1.65%      6.10%       6.36%

Putnam Fund for Growth and Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005            6  $     15.51 $     15.51 $           96           1.34%       1.30%       1.30%      3.76%       3.76%
  31-Dec-2004            6        14.95       14.95             96           1.30        1.30        1.30       9.50        9.50
  31-Dec-2003            2        13.65       13.65             28           0.00        1.30        1.30      12.58       12.58



Putnam International Equity Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           13  $     17.15 $     17.15 $          230           2.10%       1.30%       1.30%     11.09%      11.09%
  31-Dec-2004           14        15.43       15.43            217           1.95        1.30        1.30      14.69       14.69
  31-Dec-2003            7        13.45       13.45             83           0.00        1.30        1.30      19.96       19.96

Putnam Voyager Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           73  $     13.54 $     13.54 $          989           0.76%       1.30%       1.30%      4.11%       4.11%
  31-Dec-2004            0        13.00       13.00              3           0.00        1.30        1.30       3.41        3.41
  31-Dec-2003            0        12.57       12.57              0           0.00        1.30        1.30      10.94       10.94

Seligman Smaller-Cap Value Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           15  $     18.21 $     18.21 $          277           0.00%       1.30%       1.30%     -4.36%      -4.36%
  31-Dec-2004           29        19.04       19.04            547           3.64        1.30        1.30      18.99       18.99
  31-Dec-2003           19        15.99       15.99            305           0.00        1.30        1.30      24.37       24.37

Templeton Foreign Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          131  $     12.36 $     17.19 $        2,183           1.60%       1.25%       1.65%      8.77%       9.21%
  31-Dec-2004          153        15.74       15.74          2,407           2.22        1.30        1.30      16.58       16.58
  31-Dec-2003           66        13.50       13.50            886           0.65        1.30        1.30      21.31       21.31

Templeton Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           41  $     11.90 $     17.21 $          604           1.20%       1.25%       1.65%      6.33%       6.75%
  31-Dec-2004           40        16.12       16.12            644           1.11        1.30        1.30      15.45       15.45
  31-Dec-2003           10        13.96       13.96            142           1.30        1.30        1.30      18.62       18.62



Van Kampen Aggressive Growth Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005           20  $     16.37 $     16.37 $          332           0.00%       1.25%       1.65%      9.46%       9.46%
  31-Dec-2004           22        14.95       14.95            325           0.00        1.30        1.30      13.56       13.56
  31-Dec-2003           16        13.16       13.16            213           0.00        1.30        1.30      14.88       14.88

Van Kampen Comstock Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          153  $     11.17 $     17.45 $        2,394           1.86%       1.25%       1.65%      2.44%       2.85%
  31-Dec-2004           63        16.96       16.96          1,074           1.46        1.30        1.30      16.01       16.01
  31-Dec-2003           11        14.62       14.62            161           0.00        1.30        1.30      14.37       14.37

Van Kampen Equity & Income Fund
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest     Highest
                ------------------------------------------------------------------------------------------------------------------
  31-Dec-2005          106  $     14.95 $     14.95 $        1,590           2.06%       1.30%       1.30%      6.39%       6.39%
  31-Dec-2004           60        14.05       14.05            840           2.60        1.30        1.30      10.29       10.29
  31-Dec-2003           29        12.73       12.73            373           3.90        1.30        1.30      10.05       10.05


7.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

                                                          IRA Annuity

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:              Daily - reduction of unit values        1/365 of 1.30% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000

             Guaranteed Minimum  Income       Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the  GMIB
                                                                                      benefit base as of  the last business  day of
                                                                                      each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider

             Contingent Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
             Charges                                                                  6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manager



                                                   Investor Choice IRA Series

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
    Investor Choice IRA Series - B Class      Daily - reduction of unit values        1/365 of 1.25% per day
    Investor Choice IRA Series - C Class      Daily - reduction of unit values        1/365 of 1.60% per day
    Investor Choice IRA Series - L Class      Daily - reduction of unit values        1/365 of 1.45% per day
    Investor Choice IRA Series - XC Class     Daily - reduction of unit values        1/365 of 1.65% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at  the  end of each contract  year and
                                                                                      upon full  withdrawal only if the greater of
                                                                                      contract  value, or premium less withdrawals
                                                                                      is less  than $50,000. Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the GMIB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Death
             Benefit  ("GMDB") Options

                - Return of Premium           Quarterly - redemption of units         0.15%  of the  GMDB base, calculated on each
                                                                                      monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25%  of the  GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.



                                             Investor Choice IRA Series (Continued)

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Contract Charges (Continued):
             Contingent Deferred Sales        Per incident - redemption of units                               Class
             Charges                          based on oercentage of premium                        B        L        C        XC
                                              withdrawn.                              0 years       7%       6%       2%       8%
                                                                                      1 year        6%       5%       0%       8%
                                                                                      2 years       5%       4%       0%       7%
                                                                                      3 years       4%       3%       0%       7%
                                                                                      4 years       3%       0%       0%       6%
                                                                                      5 years       2%       0%       0%       6%
                                                                                      6 years       1%       0%       0%       5%
                                                                                      7 years       0%       0%       0%       4%
                                                                                      8 years       0%       0%       0%       3%
                                                                                      9 years       0%       0%       0%       0%

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year. Charge applies
                                                                                      to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager.
                                                                                      Charge applies to all product classes.




8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2005 and 2004 were as follows:


                                       Merrill Lynch      Merrill Lynch      Merrill Lynch      Merrill Lynch      Merrill Lynch
                                           Basic               Core           Fundamental          Global              Global
                                           Value               Bond              Growth           Allocation         SmallCap
                                            Fund            Portfolio             Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                      18                 30                 26                 87                  0
Activity during 2004:
     Issued                                         28                113                 42                420                  0
     Redeemed                                        0                (17)               (26)              (103)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    46                126                 42                404                  0
Activity during 2005:
     Issued                                          7                385                  1                174                  4
     Redeemed                                        0               (304)                (3)              (211)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    53                207                 40                367                  4
                                     ================== ================== ================== ================== ==================


				        		   Merrill Lynch      Merrill Lynch
                                       Merrill Lynch          Large              Large          Merrill Lynch      Merrill Lynch
                                         Large Cap             Cap                Cap                Low               Ready
                                           Core               Growth		 Value 		   Duration	      Assets
					   Fund                Fund               Fund               Fund              Trust
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       0                  0                  0                  0                308
Activity during 2004:
     Issued                                          0                  0                  0                  0              2,447
     Redeemed                                        0                  0                  0                  0             (2,594)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                  0                  0                  0                161
Activity during 2005:
     Issued                                         11                  2                 34                 16                704
     Redeemed                                        0                  0                 (2)                 0               (701)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    11                  2                 32                 16                164
                                     ================== ================== ================== ================== ==================


                                       Merrill Lynch      Merrill Lynch      Merrill Lynch
                                          S&P 500              U.S.              Value               AIM                AIM
                                           Index            Government       Opportunities      Constellation     Premier Equity
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                     131                 96                 36                  5                  4
Activity during 2004:
     Issued                                        179                185                 79                  3                  1
     Redeemed                                     (208)              (152)                (7)                (2)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   102                129                108                  6                  5
Activity during 2005:
     Issued                                         91                109                 23                  2                  1
     Redeemed                                      (91)              (214)                (4)                 0                 (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   102                 24                127                  8                  4
                                     ================== ================== ================== ================== ==================


                                                                           AllianceBernstein      Allianz
                                     AllianceBernstein  AllianceBernstein   Small / Mid Cap      NFJ Small-Cap        Allianz
                                     Growth and Income   Large Cap Growth         Value              Value        OCC Renaissance
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       7                  3                  0                 39                 36
Activity during 2004:
     Issued                                          8                  5                  0                113                127
     Redeemed                                       (4)                 0                  0                (32)              (112)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    11                  8                  0                120                 51
Activity during 2005:
     Issued                                         72                 25                 41                 73                 15
     Redeemed                                        0                 (1)                (2)               (28)               (13)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    83                 32                 39                165                 53
                                     ================== ================== ================== ================== ==================


                                      American Century                                                              American Funds
                                           Equity         American Funds     American Funds     American Funds       Investment
                                           Income           Bond Fund         Growth Fund        Income Fund          Company
                                            Fund            of America         of America         of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                      68                 61                177                101                117
Activity during 2004:
     Issued                                        333                244                646                216                226
     Redeemed                                     (186)               (27)               (22)               (18)                (6)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   215                278                801                299                337
Activity during 2005:
     Issued                                         99                334                266                366                 63
     Redeemed                                     (275)              (101)              (146)               (80)               (12)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    39                511                921                585                388
                                     ================== ================== ================== ================== ==================


                                       American Funds                                               Davis
                                        EuroPacific      Cohen & Steers                            New York          Delaware
                                          Growth          Realty Income        Columbia            Venture             Trend
                                            Fund               Fund            Acorn USA             Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       0                  0                  0                 62                 14
Activity during 2004:
     Issued                                          0                  0                  0                243                 23
     Redeemed                                        0                  0                  0                (23)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                  0                  0                282                 35
Activity during 2005:
     Issued                                         52                 22                 24                136                  4
     Redeemed                                       (4)                (2)                (1)              (137)                (4)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    48                 20                 23                281                 35
                                     ================== ================== ================== ================== ==================


                                                                                Fidelity           Fidelity           Fidelity
                                          Dreyfus          Eaton Vance          Advisor            Advisor            Advisor
                                        Appreciation      Floating-Rate      Equity Growth         Mid Cap           Overseas
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       0                  0                 11                 27                  6
Activity during 2004:
     Issued                                          0                  0                  1                 41                 27
     Redeemed                                        0                  0                  0                (53)               (20)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                  0                 12                 15                 13
Activity during 2005:
     Issued                                         59                 30                  0                  1                  0
     Redeemed                                       (3)                (1)                (1)                (2)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    56                 29                 11                 14                 12
                                     ================== ================== ================== ================== ==================


                                                                              Lord Abbett                               MFS
                                        Lord Abbett        Lord Abbett          Mid-Cap              MFS              Mid Cap
                                         Affiliated       Bond-Debenture         Value           Core Growth           Growth
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       0                 24                 52                 12                 13
Activity during 2004:
     Issued                                          0                 69                209                  1                  9
     Redeemed                                        0                 (5)               (88)                 0                 (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                 88                173                 13                 21
Activity during 2005:
     Issued                                          4                 35                111                 83                  2
     Redeemed                                       (2)               (27)               (40)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     2                 96                244                 96                 23
                                     ================== ================== ================== ================== ==================


                                            MFS            Oppenheimer                                              Oppenheimer
                                          Research           Capital          Oppenheimer        Oppenheimer        Main Street
                                       International       Appreciation          Global          Main Street         Small Cap
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       1                  0                  5                 12                  0
Activity during 2004:
     Issued                                         16                  0                 18                 23                  0
     Redeemed                                       (2)                 0                 (4)                (4)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    15                  0                 19                 31                  0
Activity during 2005:
     Issued                                          1                  1                  4                 39                 10
     Redeemed                                       (2)                 0                 (9)               (41)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    14                  1                 14                 29                  9
                                     ================== ================== ================== ================== ==================


                                                              PIMCO
                                        Oppenheimer         Commodity
                                     Quest Opportunity      RealReturn           PIMCO              PIMCO
                                           Value             Strategy         Real Return        Total Return         Pioneer
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       2                  0                  0                155                  0
Activity during 2004:
     Issued                                          2                  0                  0                417                  0
     Redeemed                                        0                  0                  0               (200)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     4                  0                  0                372                  0
Activity during 2005:
     Issued                                         73                 34                  3                237                 42
     Redeemed                                      (73)               (13)                 0               (198)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     4                 21                  3                411                 39
                                     ================== ================== ================== ================== ==================



                                                                                 Putnam                               Seligman
                                          Pioneer          Putnam Fund       International          Putnam          Smaller-Cap
                                         High Yield        for Growth            Equity            Voyager             Value
                                            Fund            and Income            Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                       0                  2                  7                  0                 19
Activity during 2004:
     Issued                                          0                  4                  8                  0                 24
     Redeemed                                        0                  0                 (1)                 0                (14)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                  6                 14                  0                 29
Activity during 2005:
     Issued                                          5                  0                  0                 73                  6
     Redeemed                                        0                  0                 (1)                 0                (20)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     5                  6                 13                 73                 15
                                     ================== ================== ================== ================== ==================



                                                                               Van Kampen                            Van Kampen
                                         Templeton          Templeton          Aggressive         Van Kampen         Equity and
                                          Foreign             Growth             Growth            Comstock            Income
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2004                      66                 10                 16                 11                 29
Activity during 2004:
     Issued                                        112                101                  6                 59                 31
     Redeemed                                      (25)               (71)                 0                 (7)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   153                 40                 22                 63                 60
Activity during 2005:
     Issued                                         47                 42                  0                189                 81
     Redeemed                                      (69)               (41)                (2)               (99)               (35)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   131                 41                 20                153                106
                                     ================== ================== ================== ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
ML Life Insurance Company of New York

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2005 and 2004, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

February 27, 2006

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                2005              2004
----------------------------------------------   ---------------  ---------------
INVESTMENTS:
    Fixed maturity available-for-sale
      securities, at estimated fair value
      (amortized cost: 2005 - $165,404 ;
      2004 - $177,601)                           $       164,279  $       179,753
    Equity available-for-sale securities, at
      estimated fair value (cost: 2005 - $702;
      2004 - $0)                                             706               --
    Policy loans on insurance contracts, at
      outstanding loan balances                           74,393           76,750
                                                 ---------------  ---------------
      Total Investments                                  239,378          256,503
CASH AND CASH EQUIVALENTS                                 14,650            6,649
ACCRUED INVESTMENT INCOME                                  3,934            3,919
DEFERRED POLICY ACQUISITION COSTS                         23,038           28,132
DEFERRED SALES INDUCEMENTS                                   601               --
OTHER ASSETS                                               3,772            5,978
SEPARATE ACCOUNTS ASSETS                                 946,261          980,398
                                                 ---------------  ---------------
TOTAL ASSETS                                     $     1,231,634  $     1,281,579
                                                 ===============  ===============

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                 2005             2004
----------------------------------------------  ---------------  --------------
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
            Policyholder account balances       $       168,880  $      185,538
            Future policy benefits                       22,546          22,101
            Claims and claims settlement
              expenses                                    3,329           5,265
                                                ---------------  --------------
              Total Policyholder Liabilities
                and Accruals                            194,755         212,904
    OTHER POLICYHOLDER FUNDS                                264           1,099
    FEDERAL INCOME TAXES - DEFERRED                       2,091           3,871
    FEDERAL INCOME TAXES - CURRENT                          642             734
    AFFILIATED PAYABLES - NET                             2,869           2,357
    OTHER LIABILITIES                                       863              --
    SEPARATE ACCOUNTS LIABILITIES                       946,261         980,398
                                                ---------------  --------------
              Total Liabilities                       1,147,745       1,201,363
                                                ---------------  --------------
STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000
      shares authorized, issued and outstanding           2,200           2,200
    Additional paid-in capital                           52,310          52,310
    Retained earnings                                    30,556          25,088
    Accumulated other comprehensive income
      (loss)                                             (1,177)            618
                                                ---------------  --------------
              Total Stockholder's Equity                 83,889          80,216
                                                ---------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $     1,231,634  $    1,281,579
                                                ===============  ==============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005         2004         2003
                                         ------------  -----------  -----------
REVENUES:
    Policy charge revenue                $     18,431  $    18,426  $    16,388
    Net investment income                      11,275       11,222       12,775
    Net realized investment gains               1,799          127          633
                                         ------------  -----------  -----------
        Total Revenues                         31,505       29,775       29,796
                                         ------------  -----------  -----------
BENEFITS AND EXPENSES:
    Interest credited to policyholder
      liabilities                               8,216        9,096        9,756
    Policy benefits (net of reinsurance
      recoveries: 2005 - $98;
      2004 - $1,066; 2003 - $705)               2,501        3,014        4,027
    Reinsurance premium ceded                   1,845        1,722        1,577
    Amortization of deferred policy
      acquisition costs                         7,005          821        4,810
    Insurance expenses and taxes                4,699        3,999        3,562
                                         ------------  -----------  -----------
        Total Benefits and Expenses            24,266       18,652       23,732
                                         ------------  -----------  -----------
        Earnings Before Federal Income
          Tax Provision                         7,239       11,123        6,064
                                         ------------  -----------  -----------
FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                     2,585        2,597        4,510
    Deferred                                     (814)         662       (2,818)
                                         ------------  -----------  -----------
        Total Federal Income Tax
          Provision                             1,771        3,259        1,692
                                         ------------  -----------  -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
  PRINCIPLE                                     5,468        7,864        4,372
                                         ------------  -----------  -----------
        Change in Accounting Principle,
          Net of Tax                               --       (2,032)          --
                                         ------------  -----------  -----------
NET EARNINGS                             $      5,468  $     5,832  $     4,372
                                         ============  ===========  ===========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                               2005         2004        2003
                                           -----------  -----------  ----------
NET EARNINGS                               $     5,468  $     5,832  $    4,372
                                           -----------  -----------  ----------
OTHER COMPREHENSIVE INCOME (LOSS):
    Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains
        (losses) arising during the
        period                                  (1,474)      (2,133)      1,245
      Reclassification adjustment for
        gains included in net earnings          (1,799)        (127)       (321)
                                           -----------  -----------  ----------
      Total net unrealized gains
        (losses) on available-for-sale
        securities                              (3,273)      (2,260)        924
      Adjustments for:
            Policyholder liabilities               512        1,132         864
            Deferred federal income taxes          966          395        (626)
                                           -----------  -----------  ----------
    Total other comprehensive income
      (loss), net of tax                        (1,795)        (733)      1,162
                                           -----------  -----------  ----------
COMPREHENSIVE INCOME                       $     3,673  $     5,099  $    5,534
                                           ===========  ===========  ==========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                                    Accumulated
                                         Additional                    other          Total
                              Common      paid-in      Retained    comprehensive  stockholder's
                               stock      capital      earnings    income (loss)     equity
                            ----------  -----------  ------------  -------------  -------------
BALANCE, JANUARY 1, 2003    $    2,200  $    52,310  $     17,384  $         189  $      72,083
    Net earnings                                            4,372                         4,372
    Other comprehensive
      income, net of  tax                                                  1,162          1,162
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2003       2,200       52,310        21,756          1,351         77,617
    Net earnings                                            5,832                         5,832
    Cash dividend paid to
      parent                                               (2,500)                       (2,500)
    Other comprehensive
      loss, net of tax                                                      (733)          (733)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2004       2,200       52,310        25,088            618         80,216
    Net earnings                                            5,468                         5,468
    Other comprehensive
      loss, net of tax                                                    (1,795)        (1,795)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2005  $    2,200  $    52,310  $     30,556  $      (1,177) $      83,889
                            ==========  ===========  ============  =============  =============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                        2005          2004            2003
                                                   -------------  ------------  --------------
Cash Flows From Operating Activities:
    Net earnings                                   $       5,468  $      5,832  $        4,372
    Noncash items included in earnings:
        Change in accounting principle, net of
          tax                                                 --         2,032              --
        Amortization of deferred policy
          acquisition costs                                7,005           821           4,810
        Capitalization of policy acquisition
          costs                                           (1,911)       (3,924)         (2,323)
        Amortization of deferred sales
          inducements                                        (28)           --              --
        Capitalization of deferred sales
          inducements                                       (573)           --              --
        Amortization of investments                          821           622             689
        Interest credited to policyholder
          liabilities                                      8,216         9,096           9,756
        Change in variable contract reserves                 285          (188)             --
        Provision (benefit) for deferred Federal
          income tax                                        (814)          662          (2,818)
    (Increase) decrease in operating assets:
        Accrued investment income                            (15)          413             513
        Federal income taxes -  current                       --            --           1,628
        Other                                              2,206        (2,330)            495
    Increase (decrease) in operating liabilities:
        Claims and claims settlement expenses             (1,936)        1,338             782
        Other policyholder funds                            (835)       (1,015)          1,327
        Federal income taxes - current                       (92)         (231)            965
        Affiliated payables - net                            512          (480)            367
        Other                                                863           (28)           (470)
    Other operating activities:
        Net realized investment gains                     (1,799)         (127)           (633)
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by operating activities            17,373        12,493          19,460
                                                   -------------  ------------  --------------
Cash Flow From Investing Activities:
    Proceeds from (payments for):
        Sales of available-for-sale securities            36,283        26,368          38,922
        Maturities of available-for-sale
          securities                                      13,182        26,870          60,331
        Purchases of available-for-sale
          securities                                     (36,992)      (53,564)       (109,475)
        Policy loans on insurance contracts                2,357         4,242           5,611
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by (used in) investing
              activities                           $      14,830  $      3,916  $       (4,611)
                                                   -------------  ------------  --------------

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005           2004          2003
                                         -------------  -------------  ------------
Cash Flows From Financing Activities:
    Proceeds from (payments for):
            Cash dividend paid to
              parent                     $          --  $      (2,500) $         --
            Policyholder deposits
              (excludes internal policy
              replacement deposits)             35,439         71,983        57,372
            Policyholder withdrawals
              (including transfers from
              separate accounts)               (59,641)       (91,581)      (82,975)

                                         -------------  -------------  ------------

            Net cash and cash
              equivalents used in
              financing activities             (24,202)       (22,098)      (25,603)
                                         -------------  -------------  ------------

NET INCREASE (DECREASE) IN CASH AND

CASH EQUIVALENTS                                 8,001         (5,689)      (10,754)
CASH AND CASH EQUIVALENTS:
        Beginning of year                        6,649         12,338        23,092
                                         -------------  -------------  ------------

        End of year                      $      14,650  $       6,649  $     12,338
                                         =============  =============  ============
Supplementary Disclosure of Cash Flow
Information:
        Cash paid to affiliates for:
                Federal income taxes     $       2,677  $       2,828 $       1,917
                Interest                            67             25            18

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Policy loans on insurance contracts are stated at unpaid principal balances.

DEFERRED POLICY ACQUISITION COSTS ("DAC"): Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                       2005        2004         2003
                   -----------  -----------  -----------
Beginning balance  $     8,167  $     8,830  $     9,703
Interest accrued           613          662          728
Amortization            (1,831)      (1,325)      (1,601)
                   -----------  -----------  -----------
Ending balance     $     6,949  $     8,167  $     8,830
                   ===========  ===========  ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2006     $    815
2007     $    737
2008     $    697
2009     $    686
2010     $    681

DEFERRED SALES INDUCEMENTS: The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC.

SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES: The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products       4.00%
Interest-sensitive deferred annuities  3.00% - 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS: The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guarantee benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 8.80%. Liabilities for guarantee benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

ACCOUNTING PRONOUNCEMENTS: In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1.

On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $3,120 increase in policyholder liabilities and a $6 decrease in DAC resulting in a charge to earnings of $2,032, net of a federal income tax benefit of $1,094, which was reported as a cumulative effect of a change in accounting principle during 2004. Excluding the cumulative effect of a change in accounting principle during 2004, the changes in policyholder liabilities related to SOP 03-1 did not have a material impact on the company's Statements of Earnings for the years ended December 31, 2005 and 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:

                                                  2005             2004
                                             ---------------  --------------
Assets:
    Fixed maturity securities (1)            $       164,279  $      179,753
    Equity securities (1)                                706             --
    Policy loans on insurance contracts (2)           74,393          76,750
    Cash and cash equivalents (3)                     14,650           6,649
    Separate Accounts assets (4)                     946,261         980,398
                                             ---------------  --------------

Total assets                                 $     1,200,289  $    1,243,550
                                             ===============  ==============

Liabilities:
    Policyholder account balances            $       168,880  $      185,538
                                             ===============  ==============

---------

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value, having an amortized cost of $27,093 and $31,189, had an estimated fair value of $27,223 and $31,752, respectively.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities at December 31 were:

                                             2005
                        --------------------------------------------------
                                        Gross       Gross      Estimated
                          Amortized   Unrealized  Unrealized     Fair
                            Cost         Gains      Losses       Value
                        ------------  ----------  ----------  ------------
Fixed maturity
  securities:
    Corporate debt
      securities        $    151,263  $    1,052  $    2,650  $    149,665
    U.S. Government
      and agencies             7,043         221          --         7,264
    Foreign
      governments              4,499         324          59         4,764
    Mortgage-backed
      securities               2,599          34          47         2,586
                        ------------  ----------  ----------  ------------

Total fixed
  maturity securities   $    165,404  $    1,631  $    2,756  $    164,279
                        ============  ==========  ==========  ============

Equity securities:
    Non redeemable
      preferred stock   $        702  $        4  $       --  $        706
                        ============  ==========  ==========  ============

                                             2004
                       --------------------------------------------------
                                       Gross       Gross      Estimated
                        Amortized    Unrealized  Unrealized      Fair
                           Cost        Gains       Losses       Value
                       ------------  ----------  ----------  ------------
Fixed maturity
 securities:
    Corporate debt
     securities        $    164,746  $    2,675  $    1,371  $    166,050
    U.S. Government
     and agencies             7,048         508          --         7,556
    Foreign
     governments              4,501         316          22         4,795
    Mortgage-backed
     securities               1,306          56          10         1,352
                       ------------  ----------  ----------  ------------
Total fixed
 maturity securities   $    177,601  $    3,555  $    1,403  $    179,753
                       ============  ==========  ==========  ============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                            2005
                           --------------------------------------------------------------------------
                              Less Than 12 Months      More Than 12 Months             Total
                           -----------------------  -----------------------  ------------------------
                            Estimated   Unrealized   Estimated   Unrealized    Estimated   Unrealized
                           Fair Value     Losses    Fair Value     Losses     Fair Value     Losses
                           -----------  ----------  ----------  -----------  ------------  ----------
Fixed maturity
 securities:
    Corporate debt
     securities            $    54,548  $      874  $   64,241  $     1,776  $    118,789  $    2,650
    Foreign
     governments                    --          --       2,440           59         2,440          59
    Mortgage-backed
     securities                  1,469          21         743           26         2,212          47
                           -----------  ----------  ----------  -----------  ------------  ----------
Total temporarily
impaired securities        $    56,017  $      895  $   67,424  $     1,861  $    123,441  $    2,756
                           ===========  ==========  ==========  ===========  ============  ==========

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no realized investment losses due to other-than-temporary declines in fair value for the years ended December 31, 2005 and 2004. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $786 for the year ended December 31, 2003.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                       2005
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     43,051  $     42,782
    Due after one year through five years        102,664       100,914
    Due after five years through ten years         9,708         9,742
    Due after ten years                            7,382         8,255
                                            ------------  ------------
                                                 162,805       161,693

    Mortgage-backed securities                     2,599         2,586
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============

                                                      2004
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     12,678  $     12,751
    Due after one year through five years        140,870       141,725
    Due after five years through ten years        14,094        14,586
    Due after ten years                            8,653         9,339
                                            ------------  ------------
                                                 176,295       178,401

    Mortgage-backed securities                     1,306         1,352
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                       2005
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     37,172  $     37,277
AA                                                28,547        27,906
A                                                 72,124        71,953
BBB                                               25,338        24,958
Below investment grade                             2,223         2,185
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============
Investment grade                                      99%           99%
Below investment grade                                 1%            1%

                                                       2004
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     41,191  $     41,917
AA                                                35,057        35,057
A                                                 77,483        78,885
BBB                                               23,870        23,894
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============
Investment grade                                     100%          100%

The Company has recorded certain adjustments to policyholder account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                       2005         2004
                                                   -----------   -----------
Assets:
    Fixed maturity securities                      $    (1,125)  $     2,152
    Equity securities                                        4            --
    Federal income taxes - deferred                        634            --
                                                   -----------   -----------
                                                          (487)        2,152
                                                   -----------   -----------

Liabilities:
    Policyholders' account balances                        690         1,202
    Federal income taxes - deferred                         --           332
                                                   -----------   -----------
                                                           690         1,534
                                                   -----------   -----------

Stockholder's equity:
    Accumulated other comprehensive income (loss)  $    (1,177)  $       618
                                                   ===========   ===========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                      2005         2004         2003
                                  -----------  ------------  -----------
Proceeds                          $    36,283  $     26,368  $    38,922
Gross realized investment gains         2,114           280        2,485
Gross realized investment losses          315           153        1,852

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $17,299, $14,811 and $7,903 for the years ended December 31, 2005, 2004, and 2003, respectively.

The Company had investment securities with a carrying value of $869 and $906 that were deposited with insurance regulatory authorities at December 31, 2005 and 2004, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                          2005         2004         2003
                                     ------------  -----------  ------------
Fixed maturity securities            $      7,411  $     7,416  $      8,589
Policy loans on insurance contracts         3,679        3,751         4,004
Cash and cash equivalents                     480          265           221
Equity securities                              17           --           206
Other                                          --          129            52
                                     ------------  -----------  ------------

Gross investment income                    11,587       11,561        13,072
Less investment expenses                     (312)        (339)         (297)
                                     ------------  -----------  ------------

Net investment income                $     11,275  $    11,222  $     12,775
                                     ============  ===========  ============

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                  2005       2004     2003
                               ----------  --------  -------
Fixed maturity securities      $    1,799  $    127  $   460
Equity securities                      --        --      173
                               ----------  --------  -------

Net realized investment gains  $    1,799  $    127  $   633
                               ==========  ========  =======

NOTE 4. DAC

The components of amortization of DAC for the years ended December 31 were as follows:

                                            2005        2004        2003
                                        ----------  -----------  ----------
Normal amortization related to life
  insurance and annuity contracts       $    3,820  $     3,788  $    3,774
Unlocking related to life insurance
  products                                    (157)         --          507
Unlocking related to annuity insurance
  products                                   3,342       (2,967)        529
                                        ----------  -----------  ----------

Total amortization of DAC               $    7,005  $       821  $    4,810
                                        ==========  ===========  ==========

During 2005, the Company lowered its future gross profit assumptions on certain life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. DEFERRED SALES INDUCEMENTS

During May 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The expense associated with offering the deferred sales inducement and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings. The deferred sales inducement asset at December 31, 2005 was $601.

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEES

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) the contract value on specified contract anniversaries, ii) return of contract deposits, or iii) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2003.

The Company had the following variable annuity contracts containing guarantees at December 31:

                                   2005                    2004
                          -----------------------     -------------------------
                              GMDB        GMIB            GMDB         GMIB
                          ------------  ---------     ------------  -----------
Net amount at risk (1)    $     49,572  $     100     $     63,233  $    --
Average attained age of
  contract owners                   67         59               67       58
Weighted average period
  remaining until expected
  annuitization                    n/a      9 yrs              n/a    9 yrs

------------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.


Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits in the Balance Sheets. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity liability for each type of guarantee at December 31, 2005 was as follows:

                                 GMDB      GMIB
                              ----------  ------
Balance at January 1, 2005    $    2,863  $   26
Guarantee benefits incurred        1,345      50
Guarantee benefits paid             (892)     --
Unlocking                           (233)     --
                              ----------  ------

Balance at December 31, 2005  $    3,083  $   76
                              ==========  ======

At December 31, contract owners' account balances by mutual fund class for contracts containing guarantee provisions were distributed as follows:

                                             2005
                   -------------------------------------------------------------
                     Money
                     Market      Bond     Equity  Balanced   Other      Total
                   -----------  -------  -------  ---------  -----  ------------
GMDB only          $    53,033  117,433  371,277     20,933    161  $    562,837
GMIB and GMDB (2)       17,093   20,512   79,528      3,815    699       121,647
GMIB only                   --      513    1,847        316    114         2,790
                   -----------  -------  -------     ------   ----  ------------

Total              $    70,126  138,458  452,652     25,064    974  $    687,274
                   ===========  =======  =======     ======   ====  ============

                                            2004
                   ------------------------------------------------------
                      Money
                      Market    Bond      Equity   Balanced      Total
                   -----------  -------  -------  ---------  ------------
GMDB only          $    24,189  136,476  410,449     53,533  $    624,647
GMIB and GMDB (2)        2,516   15,743   59,369      9,746        87,374
                   -----------  -------  -------     ------  ------------

Total              $    26,705  152,219  469,818     63,279  $    712,021
                   ===========  =======  =======     ======  ============

--------------
(2) Certain variable annuity contracts with GMIB provisions include a GMDB provision.

At December 31, 2005, $1,488 of contract owner's account balances did not contain any guarantee provisions. At December 31, 2004, all contract owners' account balances contained guarantee provisions.

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2005 and 2004 was $205 and $191, respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2005          2004
              ------------  ------------
Balanced      $    102,463  $    104,748
Equity              83,953        88,514
Bond                35,692        38,075
Money market        33,530        35,725
Other                1,861         1,315
              ------------  ------------

Total         $    257,499  $    268,377
              ============  ============

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                            2005       2004        2003
                                        ----------  ----------  ----------
Provision for income taxes computed at
  Federal statutory rate                $    2,533  $    3,893  $    2,123
Increase (decrease) in income taxes
  resulting from:
    Dividend received deduction               (772)       (622)       (243)
        Foreign tax credit                      10         (12)       (188)
                                        ----------  ----------  ----------

Federal income tax provision            $    1,771  $    3,259  $    1,692
                                        ==========  ==========  ==========

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                           2005         2004        2003
                                       -----------  ----------  -----------
DAC (1)                                $    (1,401) $    1,414  $      (508)
Policyholder account balances (1)             (316)       (733)      (2,308)
Deferred sales inducements                     210          --           --
Investment adjustments                         693         (19)          (2)
                                       -----------  ----------  -----------
Deferred Federal income tax provision
  (benefit)                            $      (814) $      662  $    (2,818)
                                       ===========  ==========  ===========

---
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

      Deferred tax assets and liabilities at December 31 were as follows:

                                                     2005       2004
                                                  ----------  ---------
Deferred tax assets:
    Policyholder account balances                 $    3,067  $   2,751
    Investment adjustments                               772      1,465
    Net unrealized investment loss on investment
      securities                                         634         --
                                                  ----------  ---------
Total deferred tax assets                              4,473      4,216
                                                  ----------  ---------

Deferred tax liabilities:
    DAC                                                6,354      7,755
    Deferred sales inducements                           210         --
    Net unrealized investment gain on investment
      securities                                          --        332
                                                  ----------  ---------
Total deferred tax liabilities                         6,564      8,087
                                                  ----------  ---------

Net deferred tax liability                        $    2,091  $   3,871
                                                  ==========  =========

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $112 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2005, the Company had the following life insurance inforce:

                                                                             Percentage
                                        Ceded to     Assumed                  of amount
                           Gross         other      from other      Net      assumed to
                           amount       companies   companies      amount        net
                        ------------  -----------  -----------  -----------  ----------
Life insurance inforce  $    622,008  $    83,655  $     2,158  $   540,511         0.4%

In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2005, 83% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,954, $3,616 and $3,441 for 2005, 2004 and 2003, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $67, $25 and $18 for 2005, 2004 and 2003, respectively. Intercompany interest is included in net investment income.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $155, $169 and $171 for 2005, 2004 and 2003, respectively.

MLIG has entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $205, $180 and $101 during 2005, 2004 and 2003, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,042, $3,304 and $2,267 for 2005, 2004 and 2003, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2005 and 2003, the Company did not pay a dividend. During 2004, the Company paid an ordinary cash dividend of $2,500 to MLIG. Pending regulatory approval, the Company intends to pay a cash dividend during 2006.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

Statutory capital and surplus at December 31, 2005 and 2004, was $43,307 and $32,680, respectively. At December 31, 2005 and 2004, approximately $4,111 and $3,048, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the New York Insurance Department.

The Company's statutory net income for 2005, 2004 and 2003 was $10,662, $7,141 and $6,567, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2005, and 2004, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts, for the years ended December 31.

                                                  Life Insurance
                                       ------------------------------------------
                                           2005          2004            2003
                                       ------------  -------------   ------------
Policy charge revenue                  $      7,346  $       7,624   $      7,605
Net interest spread (1)                       1,045            552            485
Net realized investment gains                    --             --             --
                                       ------------  -------------   ------------

Net revenues                                  8,391          8,176          8,090
                                       ------------  -------------   ------------
Policy benefits                               1,365          1,705          2,114
Reinsurance premium ceded                     1,439          1,479          1,562
Amortization of DAC                           1,476          1,130          1,632
Insurance expenses and taxes                  1,311          1,269          1,219
                                       ------------  -------------   ------------

Net benefits and expenses                     5,591          5,583          6,527
                                       ------------  -------------   ------------
Earnings before federal income tax
  provision                                   2,800          2,593          1,563
                                       ------------  -------------   ------------

Federal income tax provision                    700            520            306
                                       ------------  -------------   ------------
Earnings before change in accounting
  principle                                   2,100          2,073   $      1,257
                                       ------------  -------------   ------------
Change in accounting principle, net
  of tax                                         --           (115)            --
                                       ------------  -------------   ------------

Net earnings                           $      2,100  $       1,958   $      1,257
                                       ============  =============   ============
Balance Sheet Information:

Total assets                           $    359,982  $     380,257   $    397,569
DAC                                           7,655          9,119         10,179
Policyholder liabilities and accruals        85,973         90,451         93,172
Other policyholder funds                        431            449            677

                                                        Annuities
                                       -------------------------------------------
                                            2005           2004           2003
                                       -------------  -------------   ------------
Policy charge revenue                  $      11,085  $      10,802   $      8,783
Net interest spread (1)                        1,055            707          1,697
Net realized investment gains                  1,799            113            633
                                       -------------  -------------   ------------

Net revenues                                  13,939         11,622         11,113
                                       -------------  -------------   ------------

Policy benefits                                1,136          1,309          1,913
Reinsurance premium ceded                        406            243             15
Amortization of DAC                            5,529           (309)         3,178
Insurance expenses and taxes                   3,388          2,730          2,343
                                       -------------  -------------   ------------

Net benefits and expenses                     10,459          3,973          7,449
                                       -------------  -------------   ------------
Earnings before federal income tax
  provision                                    3,480          7,649          3,664
                                       -------------  -------------   ------------

Federal income tax provision                     736          2,431          1,093
                                       -------------  -------------   ------------
Earnings before change in accounting
  principle                                    2,744          5,218          2,571
                                       -------------  -------------   ------------
Change in accounting principle, net
  of tax                                          --         (1,917)            --
                                       -------------  -------------   ------------

Net earnings                           $       2,744  $       3,301   $      2,571
                                       =============  =============   ============
Balance Sheet Information:

Total assets                           $     837,047  $     875,359   $    831,328
DAC                                           15,383         19,013         14,856
Policyholder liabilities and accruals        108,782        122,453        127,096
Other policyholder funds                        (167)           650          1,437

                                                      Other
                                        -----------------------------------
                                            2005        2004        2003
                                        -----------  ----------  ----------
Policy charge revenue                   $        --   $      --  $       --
Net interest spread (1)                         959         867         837
Net realized investment gains                    --          14          --
                                        -----------  ----------  ----------

Net revenues                                    959         881         837
                                        -----------  ----------  ----------
Earnings before federal income tax
  provision                                     959         881         837
                                        -----------  ----------  ----------

Federal income tax provision                    335         308         293
                                        -----------  ----------  ----------

Net earnings                            $       624         573  $      544
                                        ===========  ==========  ==========
Balance Sheet Information:

Total assets                            $    34,605  $   25,963  $   22,863

-------------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's total revenues by contract type for the years ended December 31.

                                      2005        2004        2003
                                   ----------  ----------  ----------
Life Insurance:
    Variable life                  $    8,346  $    8,134  $    8,041
    Interest-sensitive whole life          45          42          49
                                   ----------  ----------  ----------

Total Life Insurance                    8,391       8,176       8,090
                                   ----------  ----------  ----------
Annuities:
    Variable annuities                 11,658      11,325       9,587
    Interest-sensitive annuities        2,281         297       1,526
                                   ----------  ----------  ----------

Total Annuities                        13,939      11,622      11,113
                                   ----------  ----------  ----------

Other                                     959         881         837
                                   ----------  ----------  ----------

Net Revenues                       $   23,289  $   20,679  $   20,040
                                   ==========  ==========  ==========

                                  * * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)           Financial Statements of ML of New York Variable Annuity
                     Separate Account D as of December 31, 2005 and for the two
                     years ended December 31, 2005 and the Notes relating
                     thereto appear in the Statement of Additional Information.
      (2)           Financial Statements of ML Life Insurance Company of New
                     York for the three years ended December 31, 2005 and the
                     Notes relating thereto appear in the Statement of
                     Additional Information.
(b)  Exhibits
      (1)           Resolution of the Board of Directors of ML Life Insurance
                     Company of New York establishing the ML of New York
                     Variable Annuity Separate Account D. (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-98283 Filed August 16, 2002)
      (2)           Not Applicable.
      (3)           Underwriting Agreement Between ML Life Insurance Company of
                     New York and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated. (Incorporated by Reference to ML of New York
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43654
                     Filed December 9, 1996.)
      (4) (a)       Form of Contract and Schedule Pages for the Flexible Premium
                     Individual Deferred Variable Annuity. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-119611 Filed March 8, 2005.)
          (b)       Guaranteed Minimum Income Benefit Endorsement and Schedule
                     Pages. (Incorporated by Reference to ML of New York
                     Variable Annuity Separate Account A's Pre-Effective
                     Amendment No. 1 to Form N-4, Registration No. 333-119611
                     Filed March 8, 2005.)
          (c)       Guaranteed Minimum Death Benefit Endorsement and Schedule
                     Pages. (Incorporated by Reference to ML of New York
                     Variable Annuity Separate Account A's Pre-Effective
                     Amendment No. 1 to Form N-4, Registration No. 333-119611
                     Filed March 8, 2005.)
          (d)       Bonus Endorsement and Schedule Pages. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-119611 Filed March 8, 2005.)
          (e)       Spousal Beneficiary Continuation Endorsement. (Incorporated
                     by Reference to ML of New York Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-119611 Filed March 8, 2005.)
          (f)       Form of Individual Retirement Annuity Endorsement
                     (Incorporated by reference to Registrant's Pre-Effective
                     Amendment No. 1 on Form N-4, Registration No. 333-119797,
                     Filed March 8, 2005.)
          (g)       Form of Roth Individual Retirement Annuity Endorsement
                     (Incorporated by reference to Registrant's Pre-Effective
                     Amendment No. 1 on Form N-4, Registration No. 333-119797,
                     Filed March 8, 2005.)
          (h)       Form of Tax Sheltered Annuity Endorsement (Incorporated by
                     reference to Registrant's Pre-Effective Amendment No. 1 on
                     Form N-4, Registration No. 333-119797, Filed March 8,
                     2005.)
          (i)       Guaranteed Minimum Withdrawal Benefit Rider and Schedule
                     Pages. (Incorporated by reference to ML of New York
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 3 to the Registration Statement Under the
                     Securities Act of 1933 on Form N-4, Registration No.
                     333-119611 Filed December 9, 2005.)


      (5) (a)       Form of Application for the Flexible Premium Individual
                     Deferred Variable Annuity. (Incorporated by reference to
                     Registrant's Pre-Effective Amendment No. 1 on Form N-4,
                     Registration No. 333-119797, Filed March 8, 2005.)
      (5) (b)       Form of Revised Application for the Flexible Premium
                     Individual Deferred Variable Annuity (IRA Series).
                     (Incorporated by reference to ML of New York Variable
                     Annuity Separate Account D's Post-Effective Amendment No. 3
                     to the Registration Statement Under the Securities Act of
                     1933 on Form N-4, Registration No. 333-119797 Filed on
                     December 9, 2005.)
      (6) (a) (i)   Certificate of Amendment and Restatement of Charter of Royal
                     Tandem Life Insurance Company. (Incorporated by Reference
                     to ML of New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43654 Filed December 9, 1996.)
          (a) (ii)  Certificate of Amendment of the Charter of ML Life Insurance
                     Company of New York. (Incorporated by Reference to ML of
                     New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43654 Filed December 9, 1996.)
          (b)       By-Laws of ML Life Insurance Company of New York.
                     (Incorporated by Reference to ML of New York Variable
                     Annuity Separate Account A's Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43654 Filed December 9,
                     1996.)
      (7)           Not Applicable.
      (8) (a)       Amended General Agency Agreement. (Incorporated by Reference
                     to ML of New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 5 to Form N-4, Registration
                     No. 33-43654 Filed April 28, 1994.)
          (b)       Indemnity Agreement Between ML of New York and Merrill Lynch
                     Life Agency Inc. (Incorporated by Reference to ML of New
                     York Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43654
                     Filed December 9, 1996.)
          (c)       Management Agreement Between ML of New York and Merrill
                     Lynch Asset Management, Inc. (Incorporated by Reference to
                     ML of New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43654 Filed December 9, 1996.)
          (d)       Service Agreement Between Tandem Financial Group, Inc. and
                     Royal Tandem Life Insurance Company. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43654 Filed December 9, 1996.)
          (e)       Form of Participation Agreement between FAM Distributors,
                     Inc. and ML Life Insurance Company of New York.
                     (Incorporated by reference to Registrant's Pre-Effective
                     Amendment No. 1 to the Registration Statement on Form N-4,
                     Registration No. 333-98283 Filed June 3, 2003.)
          (f)       Form of Participation Agreement between AIM Equity Funds, A
                     I M Distributors, Inc. and ML Life Insurance Company of New
                     York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement
                     on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (g)       Form of Participation Agreement between AIM Funds Group, A I
                     M Distributors, Inc. and ML Life Insurance Company of New
                     York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement
                     on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (h)       Form of Participation Agreement between Alliance Fund
                     Distributors, Inc., Alliance Global Investor Services,
                     Inc., and ML Life Insurance Company of New York.
                     (Incorporated by reference to Registrant's Pre-Effective
                     Amendment No. 1 to the Registration Statement on Form N-4,
                     Registration No. 333-98283 Filed June 3, 2003.)
          (i)       Form of Participation Agreement between American Century
                     Investment Services, Inc. and ML Life Insurance Company of
                     New York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement
                     on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)


          (j)       Form of Participation Agreement between American Funds
                     Service Company, American Funds Distributors, Inc. and ML
                     Life Insurance Company of New York. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                     333-98283 Filed June 3, 2003.)
          (k)       Form of Participation Agreement between Davis NY Venture
                     Fund, Inc. Davis Distributors, LLC, and ML Life Insurance
                     Company of New York. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-98283 Filed June 3, 2003.)
          (l)       Form of Participation Agreement between Delaware Group
                     Equity Funds III, Delaware Distributors L.P., and ML Life
                     Insurance Company of New York. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-98283 Filed June 3, 2003.)
          (m)       Form of Participation Agreement between Fidelity
                     Distributors Corporation and ML Life Insurance Company of
                     New York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (n)       Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributors LLC, and ML Life
                     Insurance Company of New York. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-98283 Filed June 3, 2003.)
          (o)       Form of Participation Agreement between Oppenheimer Funds
                     Distributors, Inc. and ML Life Insurance Company of New
                     York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (p)       Form of Participation Agreement between Allianz Dresdner
                     Asset Management of America L.P., PIMCO Funds Distributors
                     LLC, and ML Life Insurance Company of New York.
                     (Incorporated by reference to Registrant's Pre-Effective
                     Amendment No. 1 to the Registration Statement on Form N-4,
                     Registration No. 333-98283 Filed June 3, 2003.)
          (q)       Form of Participation Agreement between Franklin Templeton
                     Distributors, Inc. and ML Life Insurance Company of New
                     York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (r)       Form of Participation Agreement between Van Kampen Comstock
                     Fund, Van Kampen Equity and Income Fund, Van Kampen Equity
                     Trust, Van Kampen Funds Inc., and ML Life Insurance Company of New York. (Incorporated by reference to Registrant's
                     Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-98283 Filed June 3,
                     2003.)
          (s)       Form of Participation Agreement between Cohen & Steers
                     Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and ML Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                     333-119797, Filed April 27, 2005.)
          (t)       Form of Participation Agreement between Columbia Acorn
                     Trust, Columbia Funds Distributor, Inc., and ML Life
                     Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-119797, Filed April 27, 2005.)
          (u)       Form of Participation Agreement between The Dreyfus
                     Corporation, Dreyfus Service Corporation, and ML Life
                     Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-119797, Filed April 27, 2005.)
          (v)       Form of Participation Agreement between Eaton Vance Mutual
                     Funds Trust, Eaton Vance Distributors, Inc., and ML Life
                     Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the
                     Registration Statement on Form N-4, Registration No.
                     333-119797, Filed April 27, 2005.)

                      (w)
                      (x)
                      (y)
                      (z)
                      (aa)
                      (bb)
                      (cc)
                      (dd)
                 (9)
                (10)  (a)
                      (b)
                      (c)
                (11)
                (12)
                (13)  (a)

           Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp.,
           Form of Participation Agreement between Pioneer Variable Contracts Trust, Pioneer Investment
            Management, Inc., Pioneer Funds Distributor, Inc., and ML Life Insurance Company of New
            York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the
            Registration Statement on Form N-4, Registration No. 333-119797, Filed April 27, 2005.)
           Form of Participation Agreement between AIM Distributors, Inc. and ML Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-119797, Filed April 27, 2005.)
           Form of Amendment to Participation Agreement by and among ML Life Insurance Company of New
            York and Pioneer Funds Distributor, Inc.
           Form of Participation Agreement by and among ML Life Insurance Company of New York, Columbia
            Funds Series Trust and Columbia Management Distributors, Inc.
           Form of Novation of Participation Agreement among Allianz Global Investors of America L.P.
            (formerly Allianz Dresdner Asset Management of America L.P.), ML Life Insurance Company of
            New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and
            Allianz Global Investors Fund Management LLC.
           Form of Amendment to Participation Agreement among ML Life Insurance Company of New York,
            Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global
            Investors Fund Management LLC.
           Form of Participation Agreement by and among ML Life Insurance Company of New York, and
            JPMorgan Distribution Services, Inc.
           Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by reference to Registrant's Pre-Effective
            Amendment No. 1 on Form N-4, Registration No. 333-119797, Filed March 8, 2005.)
           Written Consent of Sutherland Asbill & Brennan LLP.
           Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
           Written Consent of Barry G. Skolnick, Esq.
           Not Applicable.
           Not Applicable.
           Powers of Attorney. (Incorporated by Reference to ML of New York's Variable Annuity Separate
            Account A's Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-119611 Filed
            April 21, 2006.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Chairman of the Board,
                                 2(nd) Floor,                    President, Chief Executive Officer
                                 Pennington, NJ 08534            and Chief Actuary.
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
John C. Carroll                  800 Scudders Mill Road -- 3D  Director and Senior Vice President.
                                 Plainsboro, NJ 08536

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Paul Michalowski                 1300 Merrill Lynch Drive,     Director and Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road -- 3D  Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Vice President, Chief
                                 2(nd) Floor,                    Compliance Officer, Senior
                                 Pennington, NJ 08534            Counsel, Director of Compliance,
                                                                 and Secretary.
Cynthia Kahn Sherman             4101 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Joseph Benesch                   1300 Merrill Lynch Drive      Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Elizabeth Garrison               1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Radha Lakshminarayanan           1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor                     Actuary.
                                 Pennington, NJ 08534
Kirsty Lieberman                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Counsel.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly  named affiliates  and subsidiaries  that engage  in the  sale of
     insurance  and  annuity   products  are  incorporated   in  various   other
     jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (6) Held through several intermediate holding companies.



 (7) Held through several intermediate holding companies.



 (8) Held through several intermediate holding companies.



 (9) Held through several intermediate holding companies.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



(13) Held through several intermediate holding companies.



(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(15) Held through several intermediate holding companies.



(16) Held through several intermediate holding companies.



(17) Held through several intermediate holding companies.



(18) Also conducts business under the name "Merrill Lynch Capital."



(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(21) Held through several intermediate holding companies.



(22) Held through several intermediate holding companies.



(23) Partially owned by another indirect subsidiary of ML & Co.



(24) Held through intermediate subsidiaries.



(25) Held through intermediate subsidiaries.



(26) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     As of March 24, 2006, there are 133 owners of the Contracts.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice president, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:



           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller


---------------

     Business  address for  all persons listed:   4 World  Financial Center, New
York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 2nd Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c)  Registrant  undertakes   to  deliver  any   statement  of   additional
information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.


     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (ref. No. ID-6-88, avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 20th day of April, 2006.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account D
                                                   (Registrant)


                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel


                                           ML Life Insurance Company of New York
                                                    (Depositor)


                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2006.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Chairman of the Board, President, Chief
-----------------------------------------------------      Executive Officer, and Chief Actuary
Deborah J. Adler
*                                                        Director
-----------------------------------------------------
Frederick J.C. Butler
*                                                        Director and Senior Vice President
-----------------------------------------------------
John C. Carroll
*                                                        Director
-----------------------------------------------------
Richard M. Drew
*                                                        Director
-----------------------------------------------------
Robert L. Israeloff
*                                                        Director, Senior Vice President, Chief Financial
-----------------------------------------------------      Officer and Treasurer
Joseph E. Justice
*                                                        Director
-----------------------------------------------------
Robert A. King
*                                                        Director and Vice President
-----------------------------------------------------
Paul Michalowski

                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Director
-----------------------------------------------------
Irving M. Pollack
*                                                        Director and Senior Vice President
-----------------------------------------------------
Concetta M. Ruggiero
*                                                        Director, Vice President, Chief Compliance
-----------------------------------------------------      Officer, Senior Counsel, Director of Compliance and
Lori M. Salvo                                              Secretary
*                                                        Director
-----------------------------------------------------
Cynthia Kahn Sherman
*By: /s/ BARRY G. SKOLNICK                               In his own capacity as Director, Senior Vice
                                                           President, and General Counsel and as
----------------------------------------------------       Attorney-in-Fact
    Barry G. Skolnick

                                  EXHIBIT LIST


      EXHIBIT                                 DESCRIPTION
      -------                                 -----------
        8    (z)      Form of Amendment to Participation Agreement by and among ML
                      Life  Insurance  Company  of  New  York  and  Pioneer  Funds
                      Distributor, Inc.
        8    (aa)     Form  of  Participation  Agreement  by  and  among  ML  Life
                      Insurance  Company of New York,  Columbia Funds Series Trust
                      and Columbia Management Distributors, Inc.
        8    (bb)     Form of Novation  of Participation  Agreement among  Allianz
                      Global  Investors of America L.P. (formerly Allianz Dresdner
                      Asset Management of America L.P.), ML Life Insurance Company
                      of New  York,  Allianz  Global  Investors  Distributors  LLC
                      (formerly  PA Distributors LLC) and Allianz Global Investors
                      Fund Management LLC.
        8    (cc)     Form of Amendment to  Participation Agreement among ML  Life
                      Insurance  Company  of  New York,  Allianz  Global Investors
                      Distributors LLC (formerly PA Distributors LLC) and  Allianz
                      Global Investors Fund Management LLC.
        8    (dd)     Form  of  Participation  Agreement  by  and  among  ML  Life
                      Insurance Company  of New  York, and  JPMorgan  Distribution
                      Services, Inc.
      (10    )(a)     Written Consent of Sutherland Asbill & Brennan LLP.
      (10    )(b)     Written  Consent  of  Deloitte  &  Touche  LLP,  independent registered public accounting firm.
      (10    )(c)     Written Consent of Barry G. Skolnick, Esq.